NATIONWIDE

VLI SEPARATE

ACCOUNT-2

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide VLI Separate Account-2:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations and Statements of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period
Dimensional Fund Advisors Inc. VA Inflation-Protected Securities Portfolio (DFVIPS)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	November 30, 2016 to December 31, 2016 and the year ended December 31, 2017
Deutsche Asset & Wealth Management Global Income Builder VIP - Class A (DSGIBA)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	May 11, 2016 to December 31, 2016 and the year ended December 31, 2017
Lord Abbett Funds Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	June 6, 2016 to December 31, 2016 and the year ended December 31, 2017
Northern Lights TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	March 30, 2016 to December 31, 2016 and the year ended December 31, 2017
Putnam Investments VT Growth Opportunities Fund: Class IB (PVGOB)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	November 18, 2016 to December 31, 2016 and the year ended December 31, 2017
BlackRock Funds Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)

	Statement of Operations	June 12, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	June 12, 2017 to December 31, 2017
Fidelity Investments VIP Real Estate Portfolio - Service Class (FRESS)

	Statement of Operations	May 24, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	May 24, 2017 to December 31, 2017
Janus Henderson Investments Enterprise Portfolio: Institutional Shares (JAEI)

	Statement of Operations	May 9, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	May 9, 2017 to December 31, 2017
Putnam Investments VT Equity Income Fund: Class IB (PVEIB)

	Statement of Operations	May 9, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	May 9, 2017 to December 31, 2017

Nationwide Funds Group NVIT Investor Destinations Managed Growth Class I (IDPG)

Statement of Changes in Contract Owners’ Equity	Year ended December 31, 2016
Fidelity Investments VIP Contrafund(R) Portfolio - Initial Class (FCP)

Statement of Operations	February 14, 2017 to December 31, 2017

Statement of Changes in Contract Owners’ Equity	February 14, 2017 to December 31, 2017

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

AB FUNDS
VPS Growth and Income Portfolio - Class A (ALVGIA)
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
AMERICAN CENTURY INVESTORS, INC.
VP Balanced Fund - Class I (ACVB)
VP Capital Appreciation Fund - Class I (ACVCA)
VP Income & Growth Fund - Class I (ACVIG)
VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class I (ACVI)
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Ultra(R) Fund - Class I (ACVU1)
BLACKROCK FUNDS
Global Allocation V.I. Fund - Class II (MLVGA2)
DELAWARE FUNDS BY MACQUARIE
VIP Small Cap Value Series: Service Class (DWVSVS)
DREYFUS CORPORATION
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
Stock Index Fund, Inc. - Initial Shares (DSIF)
Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
Appreciation Portfolio - Initial Shares (DCAP)
Opportunistic Small Cap Portfolio - Initial Shares (DSC)
Growth and Income Portfolio - Initial Shares (DGI)
FEDERATED INVESTORS
Managed Tail Risk Fund II - Primary Shares (FVCA2P)
Quality Bond Fund II - Primary Shares (FQB)
FIDELITY INVESTMENTS
Equity-Income Portfolio - Initial Class (FEIP)
High Income Portfolio - Initial Class (FHIP)
VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Energy Portfolio - Service Class 2 (FNRS2)
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
VIP Growth Portfolio - Initial Class (FGP)
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Mid Cap Portfolio - Service Class (FMCS)
VIP Overseas Portfolio - Initial Class (FOP)
VIP Overseas Portfolio - Service Class (FOS)
VIP Value Strategies Portfolio - Service Class (FVSS)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Income Securities Fund - Class 2 (FTVIS2)
Rising Dividends Securities Fund - Class 1 (FTVRDI)
Small Cap Value Securities Fund - Class 1 (FTVSVI)
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
Templeton Foreign Securities Fund - Class 1 (TIF)
Templeton Foreign Securities Fund - Class 2 (TIF2)
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
INVESCO INVESTMENTS
VI American Franchise Fund - Series I Shares (ACEG)
VI Value Opportunities Fund - Series I Shares (AVBVI)
VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)
JANUS HENDERSON INVESTORS
Balanced Portfolio: Service Shares (JABS)
Forty Portfolio: Service Shares (JACAS)
Global Technology Portfolio: Service Shares (JAGTS)
Overseas Portfolio: Service Shares (JAIGS)
MASSACHUSETTS FINANCIAL SERVICES CO.
Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
Value Series - Initial Class (MVFIC)
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class I (MSVFI)
Emerging Markets Debt Portfolio - Class I (MSEM)
U.S. Real Estate Portfolio - Class I (MSVRE)
NATIONWIDE FUNDS GROUP
NVIT Bond Index Fund Class I (NVBX)
NVIT International Index Fund Class I (NVIX)
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
American Funds NVIT Bond Fund - Class II (GVABD2)
American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
Federated NVIT High Income Bond Fund - Class I (HIBF)
NVIT Emerging Markets Fund - Class I (GEM)
NVIT International Equity Fund - Class I (GIG)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
NVIT Core Bond Fund - Class I (NVCBD1)
NVIT Core Plus Bond Fund - Class I (NVLCP1)
NVIT Nationwide Fund - Class I (TRF)
NVIT Government Bond Fund - Class I (GBF)
NVIT International Index Fund - Class II (GVIX2)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Money Market Fund - Class I (SAM)
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
NVIT Multi-Manager Small Company Fund - Class I (SCF)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
Templeton NVIT International Value Fund - Class III (NVTIV3)
Invesco NVIT Comstock Value Fund - Class I (EIF)
NVIT Real Estate Fund - Class I (NVRE1)
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
Loring Ward NVIT Moderate Fund - Class P (NVLMP)

NVIT Small Cap Index Fund Class II (NVSIX2)
NVIT S&P 500 Index Fund Class I (GVEX1)
NEUBERGER & BERMAN MANAGEMENT, INC.
Short Duration Bond Portfolio - I Class Shares (AMTB)
Guardian Portfolio - I Class Shares (AMGP)
International Portfolio - S Class Shares (AMINS)
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
Socially Responsive Portfolio - I Class Shares (AMSRS)
NORTHERN LIGHTS
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
OPPENHEIMER FUNDS
Capital Income Fund/VA - Non-Service Shares (OVMS)
Core Bond Fund/VA - Non-Service Shares (OVB)
Global Securities Fund/VA - Non-Service Shares (OVGS)
International Growth Fund/VA - Non-Service Shares (OVIG)
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
PIMCO FUNDS
All Asset Portfolio - Administrative Class (PMVAAA)
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
Low Duration Portfolio - Administrative Class (PMVLDA)
Total Return Portfolio - Administrative Class (PMVTRA)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
PUTNAM INVESTMENTS
VT International Equity Fund: Class IB (PVTIGB)
GUGGENHEIM INVESTMENTS
Variable Fund - Multi-Hedge Strategies (RVARS)
T. ROWE PRICE
Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio - II (TRLT2)
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
WADDELL & REED, INC.
Variable Insurance Portfolios - Asset Strategy (WRASP)
Variable Insurance Portfolios - High Income (WRHIP)
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Advantage VT Opportunity Fund - Class 2 (SVOF)
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2017

Assets:
Investments at fair value:
VPS Growth and Income Portfolio - Class A (ALVGIA)
11,521 shares (cost $329,416)	$384,222
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
1 shares (cost $14)	15
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
50,015 shares (cost $973,121)	1,084,323
VP Balanced Fund - Class I (ACVB)
767,822 shares (cost $5,649,779)	5,781,702
VP Capital Appreciation Fund - Class I (ACVCA)
104,979 shares (cost $1,538,866)	1,577,834
VP Income & Growth Fund - Class I (ACVIG)
155,024 shares (cost $1,426,350)	1,660,311
VP Inflation Protection Fund - Class II (ACVIP2)
96,402 shares (cost $1,067,431)	984,261
VP International Fund - Class I (ACVI)
35,438 shares (cost $351,304)	431,640
VP Mid Cap Value Fund - Class I (ACVMV1)
107,852 shares (cost $2,109,015)	2,453,627
VP Ultra(R) Fund - Class I (ACVU1)
39,430 shares (cost $661,556)	762,577
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)
1,321 shares (cost $9,806)	9,751
Global Allocation V.I. Fund - Class II (MLVGA2)
170,596 shares (cost $2,833,060)	2,935,964
VIP Small Cap Value Series: Service Class (DWVSVS)
11,775 shares (cost $462,741)	500,691
VA Inflation-Protected Securities Portfolio (DFVIPS)
21,541 shares (cost $215,885)	214,984
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
126,692 shares (cost $2,214,876)	2,549,038
Stock Index Fund, Inc. - Initial Shares (DSIF)
901,373 shares (cost $28,310,612)	48,205,430
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
179,314 shares (cost $5,706,860)	7,220,959
Appreciation Portfolio - Initial Shares (DCAP)
96,635 shares (cost $4,038,385)	4,320,561
Opportunistic Small Cap Portfolio - Initial Shares (DSC)
5,220 shares (cost $248,292)	318,013
Growth and Income Portfolio - Initial Shares (DGI)
47,650 shares (cost $1,184,649)	1,559,102
Global Income Builder VIP - Class A (DSGIBA)
5,234 shares (cost $131,352)	139,017
Managed Tail Risk Fund II - Primary Shares (FVCA2P)
24,252 shares (cost $145,377)	127,322
Quality Bond Fund II - Primary Shares (FQB)
101,107 shares (cost $1,136,733)	1,117,235
Equity-Income Portfolio - Initial Class (FEIP)
1,668,251 shares (cost $34,898,385)	39,854,509
High Income Portfolio - Initial Class (FHIP)
1,542,112 shares (cost $8,576,608)	8,404,510
VIP Real Estate Portfolio - Service Class (FRESS)
648 shares (cost $12,494)	12,559
VIP Asset Manager Portfolio - Initial Class (FAMP)
717,143 shares (cost $10,522,618)	10,922,090

VIP Energy Portfolio - Service Class 2 (FNRS2)
71,026 shares (cost $1,511,553)	1,402,770
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
31,881 shares (cost $379,031)	427,525
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
106,026 shares (cost $1,207,976)	1,483,298
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
93,159 shares (cost $1,088,548)	1,363,846
VIP Growth Portfolio - Initial Class (FGP)
925,296 shares (cost $35,992,276)	68,518,193
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
167,359 shares (cost $2,146,061)	2,118,760
VIP Mid Cap Portfolio - Service Class (FMCS)
184,591 shares (cost $6,056,369)	7,125,227
VIP Overseas Portfolio - Initial Class (FOP)
228,859 shares (cost $4,178,211)	5,234,003
VIP Overseas Portfolio - Service Class (FOS)
183,190 shares (cost $3,679,206)	4,171,240
VIP Value Strategies Portfolio - Service Class (FVSS)
62,569 shares (cost $898,333)	890,353
Franklin Income Securities Fund - Class 2 (FTVIS2)
94,672 shares (cost $1,509,367)	1,530,839
Rising Dividends Securities Fund - Class 1 (FTVRDI)
152,070 shares (cost $4,027,808)	4,441,954
Small Cap Value Securities Fund - Class 1 (FTVSVI)
137,394 shares (cost $2,608,929)	2,806,961
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
106,707 shares (cost $952,300)	1,091,609
Templeton Foreign Securities Fund - Class 1 (TIF)
4,033 shares (cost $51,563)	63,718
Templeton Foreign Securities Fund - Class 2 (TIF2)
70,850 shares (cost $1,071,950)	1,096,048
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
126,056 shares (cost $2,252,221)	2,081,181
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
41,777 shares (cost $306,558)	308,734
VI American Franchise Fund - Series I Shares (ACEG)
1,645 shares (cost $104,958)	103,592
VI Value Opportunities Fund - Series I Shares (AVBVI)
484 shares (cost $3,374)	3,671
VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)
2,071 shares (cost $28,712)	29,849
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
48,511 shares (cost $266,134)	272,630
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)
12,787 shares (cost $142,263)	144,623
Balanced Portfolio: Service Shares (JABS)
43,163 shares (cost $1,370,244)	1,600,900
Enterprise Portfolio: Institutional Shares (JAEI)
4,636 shares (cost $316,871)	327,522
Forty Portfolio: Service Shares (JACAS)
116,340 shares (cost $3,945,290)	4,402,302
Global Technology Portfolio: Service Shares (JAGTS)
306,492 shares (cost $2,752,124)	3,543,052
Overseas Portfolio: Service Shares (JAIGS)
110,114 shares (cost $3,420,748)	3,384,916
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
73,583 shares (cost $1,254,062)	1,225,890

Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)
11,242 shares (cost $187,849)	209,106
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
6,078 shares (cost $103,810)	122,169
Value Series - Initial Class (MVFIC)
175,438 shares (cost $3,336,099)	3,670,155
Core Plus Fixed Income Portfolio - Class I (MSVFI)
29,394 shares (cost $310,857)	322,751
Emerging Markets Debt Portfolio - Class I (MSEM)
92,939 shares (cost $743,305)	750,948
U.S. Real Estate Portfolio - Class I (MSVRE)
42,701 shares (cost $797,908)	927,468
NVIT Bond Index Fund Class I (NVBX)
32,793 shares (cost $352,390)	341,372
NVIT International Index Fund Class I (NVIX)
16,382 shares (cost $150,373)	170,044
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
424,120 shares (cost $6,787,420)	7,133,696
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
124,967 shares (cost $2,982,085)	3,314,127
American Funds NVIT Bond Fund - Class II (GVABD2)
41,310 shares (cost $468,754)	475,065
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
60,768 shares (cost $1,814,311)	1,926,344
American Funds NVIT Growth Fund - Class II (GVAGR2)
27,946 shares (cost $1,896,711)	2,453,068
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
14,175 shares (cost $782,907)	793,351
Federated NVIT High Income Bond Fund - Class I (HIBF)
160,217 shares (cost $1,087,577)	1,055,830
NVIT Emerging Markets Fund - Class I (GEM)
151,540 shares (cost $1,746,349)	2,073,073
NVIT International Equity Fund - Class I (GIG)
347,357 shares (cost $3,680,099)	4,102,283
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,243,022 shares (cost $11,406,726)	14,680,096
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
9,249 shares (cost $133,300)	130,404
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
28,246 shares (cost $292,361)	289,234
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
38,220 shares (cost $406,040)	434,947
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
58,300 shares (cost $671,222)	642,466
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
4,683 shares (cost $47,900)	47,577
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
99,385 shares (cost $1,086,747)	1,100,187
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
78,483 shares (cost $796,820)	770,703
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
13,403 shares (cost $150,223)	145,958
NVIT Core Bond Fund - Class I (NVCBD1)
52,922 shares (cost $580,260)	571,553
NVIT Core Plus Bond Fund - Class I (NVLCP1)
12,117 shares (cost $139,320)	136,442
NVIT Nationwide Fund - Class I (TRF)
2,815,964 shares (cost $29,294,990)	53,813,080

NVIT Government Bond Fund - Class I (GBF)
478,855 shares (cost $5,524,952)	5,128,533
NVIT International Index Fund - Class II (GVIX2)
47,512 shares (cost $462,707)	492,705
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
350,509 shares (cost $4,024,806)	4,766,924
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
32,000 shares (cost $487,865)	515,522
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
6,514 shares (cost $113,434)	120,973
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
31,629 shares (cost $320,036)	318,817
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
263,883 shares (cost $3,091,939)	3,435,761
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
397,866 shares (cost $4,454,001)	5,613,893
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
94,920 shares (cost $1,090,047)	1,079,242
NVIT Mid Cap Index Fund - Class I (MCIF)
256,810 shares (cost $5,810,952)	6,682,189
NVIT Money Market Fund - Class I (SAM)
14,309,714 shares (cost $14,309,714)	14,309,714
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
353,644 shares (cost $4,197,300)	4,254,335
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
45,046 shares (cost $478,197)	519,835
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
170,486 shares (cost $2,131,275)	2,320,308
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
135,872 shares (cost $1,447,239)	1,475,571
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2,565,203 shares (cost $25,872,777)	31,552,000
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2,114,387 shares (cost $22,071,446)	23,998,294
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
101,221 shares (cost $1,865,059)	1,954,583
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
333,319 shares (cost $4,797,251)	5,113,114
NVIT Multi-Manager Small Company Fund - Class I (SCF)
757,145 shares (cost $13,957,659)	17,141,764
NVIT Multi-Sector Bond Fund - Class I (MSBF)
132,125 shares (cost $1,229,104)	1,223,477
NVIT Short Term Bond Fund - Class II (NVSTB2)
13,888 shares (cost $143,771)	142,079
NVIT Large Cap Growth Fund - Class I (NVOLG1)
3,473,467 shares (cost $60,764,208)	68,357,824
Templeton NVIT International Value Fund - Class III (NVTIV3)
13,124 shares (cost $166,599)	167,729
Invesco NVIT Comstock Value Fund - Class I (EIF)
39,659 shares (cost $623,553)	797,147
NVIT Real Estate Fund - Class I (NVRE1)
1,152,197 shares (cost $8,766,904)	7,443,195
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
11,370 shares (cost $129,581)	146,564
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
10,306 shares (cost $127,211)	131,099
NVIT Small Cap Index Fund Class II (NVSIX2)
15,192 shares (cost $186,088)	205,550

NVIT S&P 500 Index Fund Class I (GVEX1)
181,066 shares (cost $2,715,750)	3,175,906
Short Duration Bond Portfolio - I Class Shares (AMTB)
169,447 shares (cost $1,810,148)	1,772,420
Guardian Portfolio - I Class Shares (AMGP)
5,699 shares (cost $99,435)	92,042
International Portfolio - S Class Shares (AMINS)
1,744 shares (cost $18,564)	23,775
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
60,983 shares (cost $1,442,109)	1,694,719
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
4,099 shares (cost $90,638)	105,619
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
201,100 shares (cost $2,330,236)	3,360,377
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
931 shares (cost $13,968)	20,684
Socially Responsive Portfolio - I Class Shares (AMSRS)
29,083 shares (cost $557,869)	744,817
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
891 shares (cost $10,405)	10,910
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
182 shares (cost $1,963)	2,279
Capital Income Fund/VA - Non-Service Shares (OVMS)
331,583 shares (cost $4,720,753)	5,278,808
Core Bond Fund/VA - Non-Service Shares (OVB)
398,377 shares (cost $2,923,211)	3,119,290
Global Securities Fund/VA - Non-Service Shares (OVGS)
506,433 shares (cost $18,411,043)	24,015,052
International Growth Fund/VA - Non-Service Shares (OVIG)
82,770 shares (cost $191,392)	214,374
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
51,243 shares (cost $1,503,901)	1,652,602
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
49,213 shares (cost $1,074,334)	1,269,208
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
14,089 shares (cost $1,062,249)	1,186,412
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
51,116 shares (cost $265,261)	262,225
All Asset Portfolio - Administrative Class (PMVAAA)
47,132 shares (cost $477,797)	511,383
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
2,263 shares (cost $16,397)	16,201
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
20,924 shares (cost $224,909)	223,259
Low Duration Portfolio - Administrative Class (PMVLDA)
120,899 shares (cost $1,276,292)	1,238,004
Total Return Portfolio - Administrative Class (PMVTRA)
65,833 shares (cost $727,432)	720,216
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
3,356 shares (cost $41,333)	41,781
VT Equity Income Fund: Class IB (PVEIB)
6,481 shares (cost $161,141)	172,983
VT Growth Opportunities Fund: Class IB (PVGOB)
57,975 shares (cost $476,510)	578,014
VT International Equity Fund: Class IB (PVTIGB)
18,007 shares (cost $239,038)	274,604
Variable Fund - Multi-Hedge Strategies (RVARS)
5,681 shares (cost $138,488)	141,063

Health Sciences Portfolio - II (TRHS2)
121,877 shares (cost $4,604,564)	4,964,057
Limited-Term Bond Portfolio - II (TRLT2)
15,513 shares (cost $74,933)	74,463
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
117,715 shares (cost $1,188,175)	1,047,661
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
298,994 shares (cost $3,783,060)	4,673,272
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
149,183 shares (cost $3,886,841)	3,540,119
Variable Insurance Portfolios - Asset Strategy (WRASP)
173,717 shares (cost $1,839,928)	1,627,343
Variable Insurance Portfolios - High Income (WRHIP)
171,443 shares (cost $596,710)	623,605
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
36,207 shares (cost $372,630)	420,329
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
21,236 shares (cost $626,714)	674,031
Advantage VT Opportunity Fund - Class 2 (SVOF)
51,524 shares (cost $1,017,068)	1,398,364
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
33,970 shares (cost $318,257)	345,810

Total Investments	$648,047,772

Other Accounts Receivable	794
Accounts Receivable - VP Capital Appreciation Fund - Class I (ACVCA)	12,674
Accounts Receivable - VP International Fund - Class I (ACVI)	19,226
Accounts Receivable - Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)	29
Accounts Receivable - Stock Index Fund, Inc. - Initial Shares (DSIF)	17,182
Accounts Receivable - Equity-Income Portfolio - Initial Class (FEIP)	32,630
Accounts Receivable - High Income Portfolio - Initial Class (FHIP)	6,013
Accounts Receivable - VIP Real Estate Portfolio - Service Class (FRESS)	4
Accounts Receivable - VIP Asset Manager Portfolio - Initial Class (FAMP)	5,127
Accounts Receivable - VIP Growth Portfolio - Initial Class (FGP)	24,702
Accounts Receivable - VIP Overseas Portfolio - Initial Class (FOP)	4,097
Accounts Receivable - VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)	13
Accounts Receivable - U.S. Real Estate Portfolio - Class I (MSVRE)	671
Accounts Receivable - NVIT Nationwide Fund - Class I (TRF)	11,290
Accounts Receivable - NVIT Government Bond Fund - Class I (GBF)	2,964
Accounts Receivable - NVIT Multi-Manager Small Company Fund - Class I (SCF)	59,921
Accounts Receivable - Short Duration Bond Portfolio - I Class Shares (AMTB)	1,919
Accounts Receivable - Guardian Portfolio - I Class Shares (AMGP)	80
Accounts Receivable - International Portfolio - S Class Shares (AMINS)	9
Accounts Receivable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	3,423
Accounts Receivable - Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)	11
Accounts Receivable - TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	2
Accounts Receivable - Capital Income Fund/VA - Non-Service Shares (OVMS)	4,699
Accounts Receivable - Core Bond Fund/VA - Non-Service Shares (OVB)	4,906
Accounts Receivable - Global Securities Fund/VA - Non-Service Shares (OVGS)	35,907
Accounts Receivable - VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	11,402
Accounts Receivable - Advantage VT Opportunity Fund - Class 2 (SVOF)	16,047
Accounts Payable - VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	(1)
Accounts Payable - NVIT Money Market Fund - Class I (SAM)	(88,318)

$648,235,195

Contract Owners’ Equity:
Accumulation units	648,235,195

Total Contract Owners’ Equity (note 8)	$648,235,195

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

Investment Activity:	Total	ALVGIA	ALVDAA	ALVSVA	ACVB	ACVCA	ACVIG	ACVIP2
Reinvested dividends	$6,598,013	5,135	1	4,884	85,290	-	40,253	25,829
Asset charges (note 3)	(3,213,396)	(1,772)	-	(5,418)	(35,953)	(10,871)	(9,100)	(4,022)

Net investment income (loss)	3,384,617	3,363	1	(534)	49,337	(10,871)	31,153	21,807

Realized gain (loss) on investments	10,827,915	8,585	8	(22,231)	67,016	72,875	84,696	(15,913)
Change in unrealized gain (loss) on investments	77,253,826	18,302	2	99,269	351,860	36,778	153,713	25,531

Net gain (loss) on investments	88,081,741	26,887	10	77,038	418,876	109,653	238,409	9,618

Reinvested capital gains	20,273,921	30,387	-	52,530	210,167	186,016	50,011	-

Net increase (decrease) in contract owners’ equity resulting from operations	$111,740,279	60,637	11	129,034	678,380	284,798	319,573	31,425

Investment Activity:	ACVI	ACVMV1	ACVU1	BRVHYI	MLVGA2	DWVSVS	DFVIPS	DVSCS
Reinvested dividends	$4,146	40,824	72	83	34,243	4,566	5,319	17,106
Asset charges (note 3)	(1,230)	(13,534)	(4,515)	(10)	(13,659)	(2,912)	(994)	(12,912)

Net investment income (loss)	2,916	27,290	(4,443)	73	20,584	1,654	4,325	4,194

Realized gain (loss) on investments	54,227	147,798	1,296	(3)	28,513	55,874	243	78,969
Change in unrealized gain (loss) on investments	63,144	51,320	100,658	(55)	290,588	(25,425)	(591)	90,085

Net gain (loss) on investments	117,371	199,118	101,954	(58)	319,101	30,449	(348)	169,054

Reinvested capital gains	-	55,398	912	-	29,134	24,331	-	111,947

Net increase (decrease) in contract owners’ equity resulting from operations	$120,287	281,806	98,423	15	368,819	56,434	3,977	285,195

Investment Activity:	DSIF	DSRG	DCAP	DSC	DGI	DSGIBA	FVCA2P	FQB
Reinvested dividends	$779,100	80,521	54,238	-	10,957	1,580	2,422	38,434
Asset charges (note 3)	(221,618)	(39,301)	(18,820)	(1,802)	(7,158)	(307)	(386)	(6,706)

Net investment income (loss)	557,482	41,220	35,418	(1,802)	3,799	1,273	2,036	31,728

Realized gain (loss) on investments	1,369,615	266,585	73,076	26,422	58,807	282	(9,620)	(2,155)
Change in unrealized gain (loss) on investments	5,719,392	187,905	337,708	39,949	132,760	7,326	22,265	10,036

Net gain (loss) on investments	7,089,007	454,490	410,784	66,371	191,567	7,608	12,645	7,881

Reinvested capital gains	1,081,053	462,886	522,333	5,177	64,837	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,727,542	958,596	968,535	69,746	260,203	8,881	14,681	39,609

Investment Activity:	FEIP	FHIP	FRESS	FAMP	FNRS2	FF10S	FF20S	FF30S
Reinvested dividends	$659,005	449,448	179	198,843	19,506	6,008	20,359	16,973
Asset charges (note 3)	(211,871)	(48,276)	(32)	(60,961)	(7,276)	(2,177)	(7,518)	(6,882)

Net investment income (loss)	447,134	401,172	147	137,882	12,230	3,831	12,841	10,091

Realized gain (loss) on investments	(701,866)	(84,968)	2	431	(112,715)	6,718	43,132	56,860
Change in unrealized gain (loss) on investments	3,993,560	234,676	64	27,283	22,850	29,557	117,481	123,685

Net gain (loss) on investments	3,291,694	149,708	66	27,714	(89,865)	36,275	160,613	180,545

Reinvested capital gains	812,500	-	-	1,183,117	720	8,448	39,942	45,507

Net increase (decrease) in contract owners’ equity resulting from operations	$4,551,328	550,880	213	1,348,713	(76,915)	48,554	213,396	236,143

Investment Activity:	FGP	FIGBS	FMCS	FOP	FOS	FVSS	FTVIS2	FTVRDI
Reinvested dividends	$137,874	49,541	42,052	69,477	50,627	11,792	57,247	73,389
Asset charges (note 3)	(350,220)	(9,371)	(34,100)	(24,793)	(20,391)	(4,045)	(6,482)	(20,089)

Net investment income (loss)	(212,346)	40,170	7,952	44,684	30,236	7,747	50,765	53,300

Realized gain (loss) on investments	2,400,071	(6,543)	192,728	(99,589)	6,940	1,500	2,612	50,357
Change in unrealized gain (loss) on investments	11,672,708	32,468	755,978	1,310,143	918,004	(72,016)	70,319	522,817

Net gain (loss) on investments	14,072,779	25,925	948,706	1,210,554	924,944	(70,516)	72,931	573,174

Reinvested capital gains	4,526,557	9,590	313,570	4,536	3,565	206,708	-	151,839

Net increase (decrease) in contract owners’ equity resulting from operations	$18,386,990	75,685	1,270,228	1,259,774	958,745	143,939	123,696	778,313

Investment Activity:	FTVSVI	FTVDM2	TIF	TIF2	FTVGI2	FTVFA2	ACEG	AVBVI
Reinvested dividends	$19,596	8,403	2,000	28,457	-	7,884	166	15
Asset charges (note 3)	(13,190)	(4,203)	(329)	(5,213)	(10,020)	(1,402)	(394)	-

Net investment income (loss)	6,406	4,200	1,671	23,244	(10,020)	6,482	(228)	15

Realized gain (loss) on investments	89,832	(10,140)	7,079	(67,365)	(49,337)	(1,247)	12,335	44
Change in unrealized gain (loss) on investments	(12,774)	287,538	1,964	203,166	83,963	14,581	(3,923)	559

Net gain (loss) on investments	77,058	277,398	9,043	135,801	34,626	13,334	8,412	603

Reinvested capital gains	183,386	-	-	-	6,871	12,153	16,166	-

Net increase (decrease) in contract owners’ equity resulting from operations	$266,850	281,598	10,714	159,045	31,477	31,969	24,350	618

Investment Activity:	AVMCCI	IVKMG1	IVBRA1	JABS	JAEI	JACAS	JAGTS	JAIGS
Reinvested dividends	$151	-	5,410	19,854	97	-	14,241	50,528
Asset charges (note 3)	(86)	(1,292)	(834)	(6,545)	(265)	(20,428)	(14,883)	(19,105)

Net investment income (loss)	65	(1,292)	4,576	13,309	(168)	(20,428)	(642)	31,423

Realized gain (loss) on investments	(7)	20,961	(3,390)	21,411	42	(91,843)	293,785	(157,555)
Change in unrealized gain (loss) on investments	1,200	10,500	4,773	199,069	10,651	945,540	613,149	903,824

Net gain (loss) on investments	1,193	31,461	1,383	220,480	10,693	853,697	906,934	746,269

Reinvested capital gains	585	18,753	7,337	2,672	919	235,838	182,300	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,843	48,922	13,296	236,461	11,444	1,069,107	1,088,592	777,692

Investment Activity:	LOVTRC	MV2IGI	MNDIC	MVFIC	MSVFI	MSEM	MSVRE	NVBX
Reinvested dividends	$28,963	1,329	-	65,538	9,804	42,172	19,231	7,587
Asset charges (note 3)	(5,780)	(1,131)	(647)	(15,831)	(1,323)	(3,937)	(7,313)	(1,650)

Net investment income (loss)	23,183	198	(647)	49,707	8,481	38,235	11,918	5,937

Realized gain (loss) on investments	(361)	(2,103)	(4,880)	34,322	1,590	(21,773)	119,572	124
Change in unrealized gain (loss) on investments	14,889	43,341	29,274	319,776	7,448	54,488	(113,035)	1,851

Net gain (loss) on investments	14,528	41,238	24,394	354,098	9,038	32,715	6,537	1,975

Reinvested capital gains	-	10,596	2,199	134,110	-	-	-	513

Net increase (decrease) in contract owners’ equity resulting from operations	$37,711	52,032	25,946	537,915	17,519	70,950	18,455	8,425

Investment Activity:	NVIX	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF
Reinvested dividends	$4,463	117,750	33,955	5,726	13,373	7,082	10,220	57,569
Asset charges (note 3)	(768)	(35,865)	(15,202)	(2,395)	(8,857)	(11,001)	(3,619)	(4,248)

Net investment income (loss)	3,695	81,885	18,753	3,331	4,516	(3,919)	6,601	53,321

Realized gain (loss) on investments	3,645	182,723	32,627	1,368	14,882	74,138	(1,680)	(1,656)
Change in unrealized gain (loss) on investments	24,533	32,946	305,695	5,914	291,888	283,518	60,565	13,235

Net gain (loss) on investments	28,178	215,669	338,322	7,282	306,770	357,656	58,885	11,579

Reinvested capital gains	-	256,004	68,405	1,295	149,211	172,968	72,328	-

Net increase (decrease) in contract owners’ equity resulting from operations	$31,873	553,558	425,480	11,908	460,497	526,705	137,814	64,900

Investment Activity:	GEM	GIG	NVNMO1	NVNSR1	NVCRA1	NVCRB1	NVCCA1	NVCCN1
Reinvested dividends	$26,686	64,236	72,189	775	3,698	7,073	10,720	1,031
Asset charges (note 3)	(10,715)	(17,957)	(70,383)	(622)	(1,585)	(2,170)	(3,419)	(306)

Net investment income (loss)	15,971	46,279	1,806	153	2,113	4,903	7,301	725

Realized gain (loss) on investments	55,282	2,776	620,665	(311)	648	600	(11,223)	(1,465)
Change in unrealized gain (loss) on investments	617,524	828,319	2,120,583	9,380	27,552	20,260	52,713	3,025

Net gain (loss) on investments	672,806	831,095	2,741,248	9,069	28,200	20,860	41,490	1,560

Reinvested capital gains	-	-	283,914	10,333	18,750	19,536	40,658	963

Net increase (decrease) in contract owners’ equity resulting from operations	$688,777	877,374	3,026,968	19,555	49,063	45,299	89,449	3,248

Investment Activity:	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF	GBF	GVIX2
Reinvested dividends	$19,874	11,651	2,874	17,259	3,528	518,004	110,124	12,267
Asset charges (note 3)	(5,326)	(4,273)	(536)	(3,639)	(661)	(296,163)	(26,539)	(1,444)

Net investment income (loss)	14,548	7,378	2,338	13,620	2,867	221,841	83,585	10,823

Realized gain (loss) on investments	15,396	10,848	(250)	717	(408)	1,958,039	(51,526)	(843)
Change in unrealized gain (loss) on investments	40,781	49,952	5,171	6,150	1,624	7,067,926	50,939	79,932

Net gain (loss) on investments	56,177	60,800	4,921	6,867	1,216	9,025,965	(587)	79,089

Reinvested capital gains	64,242	56,490	5,822	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$134,967	124,668	13,081	20,487	4,083	9,247,806	82,998	89,912

Investment Activity:	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF
Reinvested dividends	$69,968	9,186	1,932	6,170	59,209	87,424	19,712	68,752
Asset charges (note 3)	(11,388)	(1,184)	(658)	(2,233)	(14,576)	(26,174)	(7,462)	(33,085)

Net investment income (loss)	58,580	8,002	1,274	3,937	44,633	61,250	12,250	35,667

Realized gain (loss) on investments	152,430	2,072	(79)	(6,566)	129,989	115,376	(4,599)	227,171
Change in unrealized gain (loss) on investments	219,562	28,998	9,091	12,707	26,256	277,699	34,970	259,172

Net gain (loss) on investments	371,992	31,070	9,012	6,141	156,245	393,075	30,371	486,343

Reinvested capital gains	324,495	11,913	3,989	6,658	208,464	338,586	44,882	385,783

Net increase (decrease) in contract owners’ equity resulting from operations	$755,067	50,985	14,275	16,736	409,342	792,911	87,503	907,793

Investment Activity:	SAM	NVMIG1	GVDIVI	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF
Reinvested dividends	$61,864	50,161	12,938	7,535	20,899	-	261,880	-
Asset charges (note 3)	(76,104)	(21,873)	(2,190)	(8,769)	(6,658)	(156,794)	(127,196)	(7,431)

Net investment income (loss)	(14,240)	28,288	10,748	(1,234)	14,241	(156,794)	134,684	(7,431)

Realized gain (loss) on investments	-	(32,569)	(3,670)	(13,373)	(86,245)	1,023,332	710,150	(45,441)
Change in unrealized gain (loss) on investments	-	896,721	88,280	422,476	188,037	4,664,635	883,882	394,076

Net gain (loss) on investments	-	864,152	84,610	409,103	101,792	5,687,967	1,594,032	348,635

Reinvested capital gains	-	-	-	87,622	72,517	1,483,265	1,222,768	14,026

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,240)	892,440	95,358	495,491	188,550	7,014,438	2,951,484	355,230

Investment Activity:	SCVF	SCF	MSBF	NVSTB2	NVOLG1	NVTIV3	EIF	NVRE1
Reinvested dividends	$25,125	-	58,196	2,380	307,129	3,253	23,109	162,938
Asset charges (note 3)	(22,966)	(82,658)	(7,140)	(1,186)	(322,726)	(945)	(3,913)	(38,006)

Net investment income (loss)	2,159	(82,658)	51,056	1,194	(15,597)	2,308	19,196	124,932

Realized gain (loss) on investments	219,770	503,678	(2,476)	(4,646)	906,869	(9,234)	24,316	(732,242)
Change in unrealized gain (loss) on investments	(48,174)	479,715	20,471	5,980	12,589,242	40,642	78,002	940,342

Net gain (loss) on investments	171,596	983,393	17,995	1,334	13,496,111	31,408	102,318	208,100

Reinvested capital gains	233,968	1,118,539	-	-	1,539,612	-	-	118,759

Net increase (decrease) in contract owners’ equity resulting from operations	$407,723	2,019,274	69,051	2,528	15,020,126	33,716	121,514	451,791

Investment Activity:	NVLCAP	NVLMP	NVSIX2	GVEX1	AMTB	AMGP	AMINS	AMCG
Reinvested dividends	$2,598	1,837	1,654	54,619	25,828	284	145	-
Asset charges (note 3)	(717)	(212)	(1,039)	(15,336)	(7,408)	(671)	-	(6,832)

Net investment income (loss)	1,881	1,625	615	39,283	18,420	(387)	145	(6,832)

Realized gain (loss) on investments	5,474	63	(114)	117,902	(6,097)	(7,214)	56	19,227
Change in unrealized gain (loss) on investments	13,104	3,991	17,504	343,876	(3,827)	16,062	4,862	318,888

Net gain (loss) on investments	18,578	4,054	17,390	461,778	(9,924)	8,848	4,918	338,115

Reinvested capital gains	1,721	1,267	7,989	73,889	-	10,360	-	30,983

Net increase (decrease) in contract owners’ equity resulting from operations	$22,180	6,946	25,994	574,950	8,496	18,821	5,063	362,266

Investment Activity:	AMMCGS	AMTP	AMRS	AMSRS	NOTB3	NOTG3	OVMS	OVB
Reinvested dividends	$-	18,695	100	3,694	157	33	105,571	77,713
Asset charges (note 3)	(632)	(6,474)	-	(3,601)	(95)	(17)	(28,826)	(16,966)

Net investment income (loss)	(632)	12,221	100	93	62	16	76,745	60,747

Realized gain (loss) on investments	315	89,895	1,266	29,063	1,576	9	(21,020)	25,620
Change in unrealized gain (loss) on investments	21,782	196,370	1,785	62,659	269	305	390,786	40,850

Net gain (loss) on investments	22,097	286,265	3,051	91,722	1,845	314	369,766	66,470

Reinvested capital gains	2,071	87,481	-	26,587	16	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,536	385,967	3,151	118,402	1,923	330	446,511	127,217

Investment Activity:	OVGS	OVIG	OVGI	OVSC	OVAG	OVSB	PMVAAA	PMVRSA
Reinvested dividends	$205,081	2,600	19,274	10,719	332	4,683	21,502	1,532
Asset charges (note 3)	(112,535)	(731)	(6,336)	(6,394)	(6,693)	(992)	(2,319)	(67)

Net investment income (loss)	92,546	1,869	12,938	4,325	(6,361)	3,691	19,183	1,465

Realized gain (loss) on investments	667,390	753	31,776	55,140	68,191	(528)	(6,694)	(2,220)
Change in unrealized gain (loss) on investments	5,897,058	24,566	171,383	50,197	99,787	8,524	42,973	915

Net gain (loss) on investments	6,564,448	25,319	203,159	105,337	167,978	7,996	36,279	(1,305)

Reinvested capital gains	-	-	25,859	65,802	108,945	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,656,994	27,188	241,956	175,464	270,562	11,687	55,462	160

Investment Activity:	PMVFBA	PMVLDA	PMVTRA	GVGMNS	PVEIB	PVGOB	PVTIGB	RVARS
Reinvested dividends	$3,497	17,674	15,307	122	-	415	5,047	-
Asset charges (note 3)	(1,120)	(4,966)	(3,843)	(100)	(359)	(2,276)	(1,083)	(256)

Net investment income (loss)	2,377	12,708	11,464	22	(359)	(1,861)	3,964	(256)

Realized gain (loss) on investments	(2,294)	(6,135)	(4,248)	80	1,494	8,086	(37)	105
Change in unrealized gain (loss) on investments	21,746	6,289	25,287	628	11,841	99,049	47,697	2,468

Net gain (loss) on investments	19,452	154	21,039	708	13,335	107,135	47,660	2,573

Reinvested capital gains	-	-	-	1,037	-	5,352	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$21,829	12,862	32,503	1,767	12,976	110,626	51,624	2,317

Investment Activity:	TRHS2	TRLT2	VWBF	VWEM	VWHA	WRASP	WRHIP	WRMCG
Reinvested dividends	$-	846	24,501	19,025	-	25,912	35,737	-
Asset charges (note 3)	(22,079)	-	(7,097)	(20,373)	(19,361)	(8,792)	(3,636)	(1,954)

Net investment income (loss)	(22,079)	846	17,404	(1,348)	(19,361)	17,120	32,101	(1,954)

Realized gain (loss) on investments	(7,793)	(1)	(40,631)	(56,708)	(429,998)	(66,986)	(16,494)	(1,391)
Change in unrealized gain (loss) on investments	906,556	(312)	138,623	1,678,155	313,797	331,752	26,030	80,296

Net gain (loss) on investments	898,763	(313)	97,992	1,621,447	(116,201)	264,766	9,536	78,905

Reinvested capital gains	206,365	-	-	-	-	-	-	11,259

Net increase (decrease) in contract owners’ equity resulting from operations	$1,083,049	533	115,396	1,620,099	(135,562)	281,886	41,637	88,210

Investment Activity:	SVDF	SVOF	WFVSCG	PVGIB
Reinvested dividends	$-	8,696	-	1,947
Asset charges (note 3)	(5,304)	(9,690)	(1,727)	(194)

Net investment income (loss)	(5,304)	(994)	(1,727)	1,753

Realized gain (loss) on investments	3,080	122,604	(11,710)	(3,673)
Change in unrealized gain (loss) on investments	142,244	16,449	78,106	(4,360)

Net gain (loss) on investments	145,324	139,053	66,396	(8,033)

Reinvested capital gains	37,662	104,538	9,148	10,709

Net increase (decrease) in contract owners’ equity resulting from operations	$177,682	242,597	73,817	4,429

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	Total		ALVGIA		ALVDAA		ALVSVA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,384,617	4,290,203	3,363	1,828	1	(1)	(534)	1,955
Realized gain (loss) on investments	10,827,915	9,715,888	8,585	13,324	8	(20)	(22,231)	615
Change in unrealized gain (loss) on investments	77,253,826	(14,944,346)	18,302	(421)	2	20	99,269	176,588
Reinvested capital gains	20,273,921	43,953,392	30,387	20,897	-	-	52,530	67,900

Net increase (decrease) in contract owners’ equity resulting from operations	111,740,279	43,015,137	60,637	35,628	11	(1)	129,034	247,058

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	20,997,948	24,591,965	12,754	8,393	-	-	62,139	33,244
Transfers between funds	-	-	6,724	61,791	-	-	(129,345)	(52,120)
Surrenders (note 6)	(41,078,059)	(48,315,063)	(29,655)	(48,370)	-	-	(121,661)	(15,493)
Death Benefits (note 4)	(8,962,312)	(6,826,710)	-	-	-	-	(3,870)	(9,328)
Net policy repayments (loans) (note 5)	8,731,763	5,633,238	(245)	7,596	(42)	(87)	(3,822)	(11,430)
Deductions for surrender charges (note 2)	(3,016)	(1,660)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(29,764,714)	(31,307,723)	(22,720)	(21,948)	(122)	(246)	(47,016)	(51,293)
Asset charges (note 3):
MSP contracts	(264,986)	(249,921)	(42)	(37)	-	-	(355)	(397)
SL contracts or LSFP contracts	(146,605)	(137,619)	(91)	(85)	-	-	(246)	(216)
Adjustments to maintain reserves	(3,327)	29,197	27	3	1	3	19	(13)

Net equity transactions	(50,493,308)	(56,584,296)	(33,248)	7,343	(163)	(330)	(244,157)	(107,046)

Net change in contract owners’ equity	61,246,971	(13,569,159)	27,389	42,971	(152)	(331)	(115,123)	140,012
Contract owners’ equity beginning of period	586,988,224	600,557,383	356,845	313,874	166	497	1,199,444	1,059,432

Contract owners’ equity end of period	$648,235,195	586,988,224	384,234	356,845	14	166	1,084,321	1,199,444

CHANGES IN UNITS:
Beginning units	20,898,382	22,879,589	12,562	12,235	14	43	27,662	30,399
Units purchased	1,919,100	2,502,709	1,029	2,497	-	-	1,285	1,318
Units redeemed	(3,378,712)	(4,483,916)	(2,177)	(2,170)	(13)	(29)	(6,761)	(4,055)

Ending units	19,438,770	20,898,382	11,414	12,562	1	14	22,186	27,662

	ACVB		ACVCA		ACVIG		ACVIP2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$49,337	46,733	(10,871)	(10,988)	31,153	34,890	21,807	15,206
Realized gain (loss) on investments	67,016	158,954	72,875	103,412	84,696	15,239	(15,913)	(29,044)
Change in unrealized gain (loss) on investments	351,860	(123,300)	36,778	(206,193)	153,713	153,290	25,531	48,653
Reinvested capital gains	210,167	227,928	186,016	146,934	50,011	36,164	-	8,103

Net increase (decrease) in contract owners’ equity resulting from operations	678,380	310,315	284,798	33,165	319,573	239,583	31,425	42,918

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	117,540	120,760	19,732	12,562	46,799	45,336	37,854	41,800
Transfers between funds	279,447	61,352	(15,671)	(100,075)	(576,784)	22,196	(3,791)	(7,852)
Surrenders (note 6)	(173,316)	(284,457)	(80,300)	39,155	(91,542)	(81,331)	(41,212)	(67,284)
Death Benefits (note 4)	(103,894)	(62,096)	(154,430)	-	(1,058)	(37,749)	(7,370)	(29,305)
Net policy repayments (loans) (note 5)	53,973	33,512	105,653	(121,603)	(2,051)	15,595	25,615	13,235
Deductions for surrender charges (note 2)	-	(17)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(214,523)	(222,532)	(29,490)	(44,280)	(86,716)	(89,843)	(50,098)	(66,717)
Asset charges (note 3):
MSP contracts	(1,672)	(1,661)	-	-	(1,677)	(1,450)	(1,907)	(2,002)
SL contracts or LSFP contracts	(750)	(488)	(1,585)	(1,531)	(459)	(336)	(62)	(83)
Adjustments to maintain reserves	73	81	2,373	307	2	55	11	23

Net equity transactions	(43,122)	(355,546)	(153,718)	(215,465)	(713,486)	(127,527)	(40,960)	(118,185)

Net change in contract owners’ equity	635,258	(45,231)	131,080	(182,300)	(393,913)	112,056	(9,535)	(75,267)
Contract owners’ equity beginning of period	5,146,349	5,191,580	1,459,428	1,641,728	2,054,209	1,942,153	993,812	1,069,079

Contract owners’ equity end of period	$5,781,607	5,146,349	1,590,508	1,459,428	1,660,296	2,054,209	984,277	993,812

CHANGES IN UNITS:
Beginning units	178,035	185,739	70,579	83,442	94,337	100,085	64,675	72,248
Units purchased	12,574	9,643	1,400	1,370	4,266	4,813	4,708	4,458
Units redeemed	(14,562)	(17,347)	(8,951)	(14,233)	(40,066)	(10,561)	(7,306)	(12,031)

Ending units	176,047	178,035	63,028	70,579	58,537	94,337	62,077	64,675

	ACVI		ACVMV1		ACVU1		BRVHYI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,916	3,550	27,290	28,014	(4,443)	100	73	-
Realized gain (loss) on investments	54,227	30,785	147,798	98,944	1,296	(7,850)	(3)	-
Change in unrealized gain (loss) on investments	63,144	(65,137)	51,320	235,780	100,658	2,571	(55)	-
Reinvested capital gains	-	-	55,398	99,147	912	6,385	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	120,287	(30,802)	281,806	461,885	98,423	1,206	15	-

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	3,930	4,596	50,410	476,218	74,507	-	452	-
Transfers between funds	(85,016)	(2,500)	(337,744)	429,312	564,165	(164,971)	10,607	-
Surrenders (note 6)	(49,257)	-	(251,573)	(429,544)	-	-	(1,098)	-
Death Benefits (note 4)	-	(12,460)	(8,162)	(51,031)	-	-	-	-
Net policy repayments (loans) (note 5)	(1,979)	(1,131)	(34,588)	(26,981)	10,680	10,097	(31)	-
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(11,647)	(15,771)	(90,040)	(80,658)	(2,240)	(1,317)	(162)	-
Asset charges (note 3):
MSP contracts	-	-	(669)	(592)	-	-	-	-
SL contracts or LSFP contracts	(1,299)	(1,309)	(28)	(20)	(18)	(77)	-	-
Adjustments to maintain reserves	4,650	(863)	67	(6)	14	(21)	(3)	-

Net equity transactions	(140,618)	(29,438)	(672,327)	316,698	647,108	(156,289)	9,765	-

Net change in contract owners’ equity	(20,331)	(60,240)	(390,521)	778,583	745,531	(155,083)	9,780	-
Contract owners’ equity beginning of period	471,197	531,437	2,844,166	2,065,583	17,047	172,130	-	-

Contract owners’ equity end of period	$450,866	471,197	2,453,645	2,844,166	762,578	17,047	9,780	-

CHANGES IN UNITS:
Beginning units	24,430	26,275	91,289	80,976	809	8,573	-	-
Units purchased	183	530	2,420	18,086	28,115	535	1,076	-
Units redeemed	(7,771)	(2,375)	(22,897)	(7,773)	(124)	(8,299)	(127)	-

Ending units	16,842	24,430	70,812	91,289	28,800	809	949	-

	MLVGA2		DWVSVS		DFVIPS		DVSCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$20,584	19,436	1,654	3	4,325	267	4,194	7,486
Realized gain (loss) on investments	28,513	(38,407)	55,874	(12,766)	243	1	78,969	22,063
Change in unrealized gain (loss) on investments	290,588	106,481	(25,425)	96,787	(591)	(310)	90,085	301,555
Reinvested capital gains	29,134	-	24,331	21,374	-	14	111,947	171,403

Net increase (decrease) in contract owners’ equity resulting from operations	368,819	87,510	56,434	105,398	3,977	(28)	285,195	502,507

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	253,458	155,645	11,120	10,001	1,074	-	92,626	36,806
Transfers between funds	82,476	(300,587)	5,008	162,204	191,171	23,015	(275,587)	347,106
Surrenders (note 6)	(495,524)	(175,942)	(19,760)	(418)	-	-	(192,150)	(123,164)
Death Benefits (note 4)	(23,389)	(11,256)	(4,781)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(13,335)	41,463	(6,496)	(4,051)	(757)	(485)	1,372	10,353
Deductions for surrender charges (note 2)	-	-	-	-	-	-	(43)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(158,978)	(158,073)	(13,542)	(8,470)	(2,947)	(37)	(85,448)	(79,870)
Asset charges (note 3):
MSP contracts	(3,449)	(3,485)	-	-	-	-	(1,355)	(1,015)
SL contracts or LSFP contracts	-	-	-	-	-	-	(982)	(866)
Adjustments to maintain reserves	25	44	9	-	5	(2)	(57)	72

Net equity transactions	(358,716)	(452,191)	(28,442)	159,266	188,546	22,491	(461,624)	189,422

Net change in contract owners’ equity	10,103	(364,681)	27,992	264,664	192,523	22,463	(176,429)	691,929
Contract owners’ equity beginning of period	2,925,866	3,290,547	472,696	208,032	22,463	-	2,725,441	2,033,512

Contract owners’ equity end of period	$2,935,969	2,925,866	500,688	472,696	214,986	22,463	2,549,012	2,725,441

CHANGES IN UNITS:
Beginning units	177,260	206,322	30,134	17,292	2,258	-	81,367	75,934
Units purchased	13,538	12,805	2,143	13,887	19,140	2,310	3,806	13,582
Units redeemed	(33,707)	(41,867)	(3,574)	(1,045)	(367)	(52)	(17,362)	(8,149)

Ending units	157,091	177,260	28,703	30,134	21,031	2,258	67,811	81,367

	DSIF		DSRG		DCAP		DSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$557,482	653,628	41,220	48,079	35,418	46,475	(1,802)	(1,739)
Realized gain (loss) on investments	1,369,615	1,311,757	266,585	217,417	73,076	107,490	26,422	(773)
Change in unrealized gain (loss) on investments	5,719,392	1,039,309	187,905	(304,416)	337,708	(467,360)	39,949	16,362
Reinvested capital gains	1,081,053	1,500,342	462,886	645,799	522,333	602,452	5,177	34,200

Net increase (decrease) in contract owners’ equity resulting from operations	8,727,542	4,505,036	958,596	606,879	968,535	289,057	69,746	48,050

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,258,550	1,457,787	296,169	326,537	117,862	126,634	13,086	17,181
Transfers between funds	(582,963)	(398,922)	(71,682)	(88,806)	(215,205)	(219,114)	(89,470)	(86,400)
Surrenders (note 6)	(2,401,894)	(2,542,930)	(307,019)	(340,566)	(189,178)	(377,883)	(10,764)	(50,611)
Death Benefits (note 4)	(553,472)	(468,792)	(52,021)	(76,937)	(10,496)	(75,311)	(814)	-
Net policy repayments (loans) (note 5)	(68,594)	228,657	61,133	34,006	26,612	6,220	1,795	5,449
Deductions for surrender charges (note 2)	(85)	(21)	(138)	-	(32)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(2,127,267)	(2,230,190)	(384,328)	(409,386)	(176,695)	(196,767)	(15,314)	(21,976)
Asset charges (note 3):
MSP contracts	(18,328)	(17,054)	(2,274)	(2,028)	(1,700)	(1,464)	(141)	(197)
SL contracts or LSFP contracts	(18,232)	(18,332)	(787)	(835)	(2,095)	(1,921)	(30)	(25)
Adjustments to maintain reserves	3,457	2,248	98	193	46	89	5	(24)

Net equity transactions	(4,508,828)	(3,987,549)	(460,849)	(557,822)	(450,881)	(739,517)	(101,647)	(136,603)

Net change in contract owners’ equity	4,218,714	517,487	497,747	49,057	517,654	(450,460)	(31,901)	(88,553)
Contract owners’ equity beginning of period	44,003,898	43,486,411	6,723,873	6,674,816	3,803,048	4,253,508	349,909	438,462

Contract owners’ equity end of period	$48,222,612	44,003,898	7,221,620	6,723,873	4,320,702	3,803,048	318,008	349,909

CHANGES IN UNITS:
Beginning units	823,181	896,681	151,270	164,369	141,818	173,129	14,463	21,079
Units purchased	34,683	44,766	12,222	10,823	6,101	6,983	844	3,572
Units redeemed	(111,032)	(118,266)	(22,508)	(23,922)	(20,636)	(38,294)	(4,699)	(10,188)

Ending units	746,832	823,181	140,984	151,270	127,283	141,818	10,608	14,463

	DGI		DSGIBA		FVCA2P		FQB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,799	10,148	1,273	(28)	2,036	2,152	31,728	36,686
Realized gain (loss) on investments	58,807	28,423	282	4	(9,620)	(1,144)	(2,155)	(3,425)
Change in unrealized gain (loss) on investments	132,760	(79,024)	7,326	339	22,265	(7,704)	10,036	5,748
Reinvested capital gains	64,837	166,634	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	260,203	126,181	8,881	315	14,681	(6,696)	39,609	39,009

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	42,767	45,811	1,052	203	4,527	5,009	26,949	42,456
Transfers between funds	12,135	10,338	122,275	8,526	(34,428)	-	19,604	23,706
Surrenders (note 6)	(109,368)	(87,238)	-	-	(551)	-	(76,713)	(71,323)
Death Benefits (note 4)	(9,596)	(81,224)	-	-	-	(454)	(10,728)	-
Net policy repayments (loans) (note 5)	18,647	19,916	(5)	-	503	(407)	53,248	(18,187)
Deductions for surrender charges (note 2)	-	(46)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(82,380)	(86,885)	(2,100)	(129)	(2,346)	(2,611)	(57,941)	(63,697)
Asset charges (note 3):
MSP contracts	(549)	(560)	-	-	-	-	(895)	(1,058)
SL contracts or LSFP contracts	(852)	(751)	-	-	(220)	(214)	(268)	(305)
Adjustments to maintain reserves	(4)	30	4	2	(6)	(3)	(12)	49

Net equity transactions	(129,200)	(180,609)	121,226	8,602	(32,521)	1,320	(46,756)	(88,359)

Net change in contract owners’ equity	131,003	(54,428)	130,107	8,917	(17,840)	(5,376)	(7,147)	(49,350)
Contract owners’ equity beginning of period	1,428,081	1,482,509	8,917	-	145,161	150,537	1,124,378	1,173,728

Contract owners’ equity end of period	$1,559,084	1,428,081	139,024	8,917	127,321	145,161	1,117,231	1,124,378

CHANGES IN UNITS:
Beginning units	51,914	58,822	860	-	9,131	9,042	63,907	68,829
Units purchased	3,246	3,086	10,890	873	352	418	4,974	6,581
Units redeemed	(7,529)	(9,994)	(192)	(13)	(2,307)	(329)	(7,574)	(11,503)

Ending units	47,631	51,914	11,558	860	7,176	9,131	61,307	63,907

	FEIP		FHIP		FRESS		FAMP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$447,134	646,700	401,172	424,420	147	-	137,882	91,034
Realized gain (loss) on investments	(701,866)	(1,056,591)	(84,968)	(138,727)	2	-	431	(70,457)
Change in unrealized gain (loss) on investments	3,993,560	3,998,665	234,676	868,142	64	-	27,283	(245,909)
Reinvested capital gains	812,500	2,389,164	-	-	-	-	1,183,117	471,667

Net increase (decrease) in contract owners’ equity resulting from operations	4,551,328	5,977,938	550,880	1,153,835	213	-	1,348,713	246,335

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,342,914	1,344,085	373,121	386,577	-	-	360,159	406,867
Transfers between funds	(191,027)	(235,417)	(105,522)	55,714	12,549	-	(58,927)	(148,074)
Surrenders (note 6)	(3,195,245)	(2,116,172)	(818,116)	(715,492)	-	-	(446,405)	(795,678)
Death Benefits (note 4)	(807,832)	(652,600)	(706,280)	(225,960)	-	-	(142,607)	(605,577)
Net policy repayments (loans) (note 5)	872,871	239,362	512,161	316,565	-	-	113,609	459,651
Deductions for surrender charges (note 2)	(260)	(254)	(31)	(247)	-	-	(54)	(97)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,981,803)	(2,122,536)	(503,271)	(558,445)	(203)	-	(545,214)	(599,810)
Asset charges (note 3):
MSP contracts	(17,322)	(16,667)	(5,552)	(5,811)	-	-	(3,342)	(3,445)
SL contracts or LSFP contracts	(4,467)	(4,741)	(1,220)	(1,556)	-	-	(2,215)	(2,017)
Adjustments to maintain reserves	(8,402)	5,178	(12,027)	847	4	-	689	308

Net equity transactions	(3,990,573)	(3,559,762)	(1,266,737)	(747,808)	12,350	-	(724,307)	(1,287,872)

Net change in contract owners’ equity	560,755	2,418,176	(715,857)	406,027	12,563	-	624,406	(1,041,537)
Contract owners’ equity beginning of period	39,326,384	36,908,208	9,126,380	8,720,353	-	-	10,302,811	11,344,348

Contract owners’ equity end of period	$39,887,139	39,326,384	8,410,523	9,126,380	12,563	-	10,927,217	10,302,811

CHANGES IN UNITS:
Beginning units	539,019	595,714	224,220	235,350	-	-	267,459	303,941
Units purchased	25,846	27,175	15,897	30,053	1,244	-	14,016	16,465
Units redeemed	(98,385)	(83,870)	(55,051)	(41,183)	(20)	-	(31,049)	(52,947)

Ending units	466,480	539,019	185,066	224,220	1,224	-	250,426	267,459

	FCP		FNRS2		FF10S		FF20S
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	12,230	(466)	3,831	3,512	12,841	13,026
Realized gain (loss) on investments	-	-	(112,715)	(170,914)	6,718	5,817	43,132	12,746
Change in unrealized gain (loss) on investments	-	-	22,850	597,170	29,557	(115)	117,481	5,039
Reinvested capital gains	-	-	720	-	8,448	8,966	39,942	37,699

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	(76,915)	425,790	48,554	18,180	213,396	68,510

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	(78)	-	115,421	113,230	9,998	9,918	42,853	42,299
Transfers between funds	78	-	(216,685)	(208,502)	2,061	26,663	(5,136)	136,712
Surrenders (note 6)	56	-	(91,992)	(131,411)	(12,779)	(14,825)	(93,947)	(37,604)
Death Benefits (note 4)	-	-	(4,538)	(3,946)	-	(11,683)	-	(36,854)
Net policy repayments (loans) (note 5)	-	-	24,205	25,966	19	5	8,757	58,567
Deductions for surrender charges (note 2)	(56)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	-	-	(102,201)	(115,650)	(17,442)	(16,658)	(59,718)	(54,406)
Asset charges (note 3):
MSP contracts	-	-	(326)	(413)	-	(17)	(496)	(516)
SL contracts or LSFP contracts	-	-	(315)	(237)	-	-	-	-
Adjustments to maintain reserves	-	-	24	2	(5)	24	(5)	45

Net equity transactions	-	-	(276,407)	(320,961)	(18,148)	(6,573)	(107,692)	108,243

Net change in contract owners’ equity	-	-	(353,322)	104,829	30,406	11,607	105,704	176,753
Contract owners’ equity beginning of period	-	-	1,756,109	1,651,280	397,112	385,505	1,377,594	1,200,841

Contract owners’ equity end of period	$-	-	1,402,787	1,756,109	427,518	397,112	1,483,298	1,377,594

CHANGES IN UNITS:
Beginning units	-	-	89,056	111,198	22,599	22,917	75,093	69,003
Units purchased	2	-	7,463	9,747	997	2,241	4,731	11,747
Units redeemed	(2)	-	(23,029)	(31,889)	(1,985)	(2,559)	(10,143)	(5,657)

Ending units	-	-	73,490	89,056	21,611	22,599	69,681	75,093

	FF30S		FGP		FIGBS		FMCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$10,091	9,144	(212,346)	(289,235)	40,170	39,855	7,952	(5,122)
Realized gain (loss) on investments	56,860	25,485	2,400,071	1,839,995	(6,543)	(6,431)	192,728	159,366
Change in unrealized gain (loss) on investments	123,685	(12,278)	11,672,708	(7,089,419)	32,468	49,125	755,978	130,290
Reinvested capital gains	45,507	43,426	4,526,557	5,515,731	9,590	1,010	313,570	413,066

Net increase (decrease) in contract owners’ equity resulting from operations	236,143	65,777	18,386,990	(22,928)	75,685	83,559	1,270,228	697,600

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	45,367	48,110	2,122,543	2,139,029	59,973	63,928	226,127	188,543
Transfers between funds	106,025	11,728	30,466	(1,715,298)	132,313	256,388	(146,121)	(192,162)
Surrenders (note 6)	(113,073)	(40,583)	(3,989,883)	(2,750,774)	(113,001)	(182,121)	(499,668)	(564,295)
Death Benefits (note 4)	-	-	(454,563)	(649,669)	(35,574)	(115,556)	(57,298)	(22,128)
Net policy repayments (loans) (note 5)	12,746	15,766	443,950	655,877	(827)	46,700	611	(25,477)
Deductions for surrender charges (note 2)	-	-	(486)	(161)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(71,254)	(66,936)	(2,995,920)	(3,079,115)	(105,702)	(110,091)	(314,373)	(316,381)
Asset charges (note 3):
MSP contracts	(511)	(71)	(18,485)	(16,075)	(1,844)	(1,839)	(1,091)	(1,162)
SL contracts or LSFP contracts	-	-	(10,581)	(10,252)	(502)	(443)	(924)	(834)
Adjustments to maintain reserves	12	14	7,407	988	13	8	11	105

Net equity transactions	(20,688)	(31,972)	(4,865,552)	(5,425,450)	(65,151)	(43,026)	(792,726)	(933,791)

Net change in contract owners’ equity	215,455	33,805	13,521,438	(5,448,378)	10,534	40,533	477,502	(236,191)
Contract owners’ equity beginning of period	1,148,392	1,114,587	55,021,457	60,469,835	2,108,236	2,067,703	6,647,729	6,883,920

Contract owners’ equity end of period	$1,363,847	1,148,392	68,542,895	55,021,457	2,118,770	2,108,236	7,125,231	6,647,729

CHANGES IN UNITS:
Beginning units	59,883	61,621	811,760	913,368	128,902	131,784	147,825	170,775
Units purchased	8,382	5,056	47,460	37,572	12,831	21,195	5,654	6,864
Units redeemed	(9,187)	(6,794)	(103,522)	(139,180)	(16,986)	(24,077)	(21,614)	(29,814)

Ending units	59,078	59,883	755,698	811,760	124,747	128,902	131,865	147,825

	FOP		FOS		FVSS		FTVIS2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$44,684	41,687	30,236	27,679	7,747	4,259	50,765	70,302
Realized gain (loss) on investments	(99,589)	(149,218)	6,940	(86,373)	1,500	54,072	2,612	(19,945)
Change in unrealized gain (loss) on investments	1,310,143	(189,916)	918,004	(168,309)	(72,016)	14,910	70,319	150,509
Reinvested capital gains	4,536	7,794	3,565	5,897	206,708	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,259,774	(289,653)	958,745	(221,106)	143,939	73,241	123,696	200,866

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	18,346	13,782	265,143	305,367	25,918	23,454	57,327	60,415
Transfers between funds	(42,941)	(173,705)	(19,914)	(254,158)	34,562	(106,476)	71,069	(64,113)
Surrenders (note 6)	(208,873)	(150,433)	(246,065)	(326,775)	(52,366)	(16,586)	(34,628)	(271,188)
Death Benefits (note 4)	(264,163)	(144,321)	(16,200)	(24,653)	-	-	(1,802)	(15,184)
Net policy repayments (loans) (note 5)	242,750	89,928	158,761	199,420	(36,860)	94,178	(31,181)	(42,002)
Deductions for surrender charges (note 2)	-	(5)	-	(110)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(158,485)	(169,013)	(247,023)	(253,802)	(42,445)	(47,154)	(78,005)	(91,340)
Asset charges (note 3):
MSP contracts	(1,826)	(1,700)	(540)	(542)	(1,330)	(1,143)	(1,791)	(1,625)
SL contracts or LSFP contracts	(2,717)	(2,275)	-	-	(79)	(162)	-	-
Adjustments to maintain reserves	(11,439)	(92)	45	56	23	(13)	11	33

Net equity transactions	(429,348)	(537,834)	(105,793)	(355,197)	(72,577)	(53,902)	(19,000)	(425,004)

Net change in contract owners’ equity	830,426	(827,487)	852,952	(576,303)	71,362	19,339	104,696	(224,138)
Contract owners’ equity beginning of period	4,407,674	5,235,161	3,318,292	3,894,595	818,990	799,651	1,426,153	1,650,291

Contract owners’ equity end of period	$5,238,100	4,407,674	4,171,244	3,318,292	890,352	818,990	1,530,849	1,426,153

CHANGES IN UNITS:
Beginning units	160,556	178,655	373,222	413,370	31,103	33,099	82,298	108,195
Units purchased	4,705	3,642	48,073	61,619	2,895	5,580	13,152	7,762
Units redeemed	(16,866)	(21,741)	(58,774)	(101,767)	(5,478)	(7,576)	(14,524)	(33,659)

Ending units	148,395	160,556	362,521	373,222	28,520	31,103	80,926	82,298

	FTVRDI		FTVSVI		FTVDM2		TIF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$53,300	39,460	6,406	13,611	4,200	2,474	1,671	1,202
Realized gain (loss) on investments	50,357	280,808	89,832	71,536	(10,140)	(85,353)	7,079	(4,056)
Change in unrealized gain (loss) on investments	522,817	(160,366)	(12,774)	204,530	287,538	192,450	1,964	4,796
Reinvested capital gains	151,839	424,503	183,386	350,928	-	-	-	1,199

Net increase (decrease) in contract owners’ equity resulting from operations	778,313	584,405	266,850	640,605	281,598	109,571	10,714	3,141

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	119,685	109,218	74,422	52,480	32,443	34,128	-	-
Transfers between funds	(199,696)	304,397	(39,376)	62,787	153,991	(41,145)	-	(26,341)
Surrenders (note 6)	(239,518)	(753,803)	(105,718)	(157,457)	(35,748)	(64,390)	(4,105)	(5,013)
Death Benefits (note 4)	(2,061)	(59,261)	(6,929)	(12,444)	-	(3,158)	-	-
Net policy repayments (loans) (note 5)	27,417	(187,638)	(46,250)	(15,628)	5,355	(60)	(9,620)	(2,084)
Deductions for surrender charges (note 2)	(38)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(146,602)	(146,374)	(91,138)	(88,866)	(45,777)	(39,241)	(2,143)	(2,261)
Asset charges (note 3):
MSP contracts	(869)	(663)	(816)	(841)	(224)	(169)	(39)	(34)
SL contracts or LSFP contracts	(937)	(923)	(253)	(254)	(117)	(114)	-	-
Adjustments to maintain reserves	43	63	9	55	19	5	(5)	(23)

Net equity transactions	(442,576)	(734,984)	(216,049)	(160,168)	109,942	(114,144)	(15,912)	(35,756)

Net change in contract owners’ equity	335,737	(150,579)	50,801	480,437	391,540	(4,573)	(5,198)	(32,615)
Contract owners’ equity beginning of period	4,106,225	4,256,804	2,756,142	2,275,705	700,074	704,647	68,905	101,520

Contract owners’ equity end of period	$4,441,962	4,106,225	2,806,943	2,756,142	1,091,614	700,074	63,707	68,905

CHANGES IN UNITS:
Beginning units	136,583	163,813	66,556	71,379	79,668	93,715	2,858	4,512
Units purchased	6,243	15,466	4,027	3,509	17,588	4,982	-	-
Units redeemed	(20,136)	(42,696)	(9,176)	(8,332)	(8,345)	(19,029)	(591)	(1,654)

Ending units	122,690	136,583	61,407	66,556	88,911	79,668	2,267	2,858

	TIF2		FTVGI2		FTVFA2		ACEG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$23,244	14,983	(10,020)	(9,453)	6,482	8,591	(228)	(135)
Realized gain (loss) on investments	(67,365)	(102,293)	(49,337)	(40,303)	(1,247)	(2,520)	12,335	573
Change in unrealized gain (loss) on investments	203,166	130,470	83,963	94,938	14,581	16,660	(3,923)	(4,892)
Reinvested capital gains	-	17,489	6,871	1,730	12,153	8,296	16,166	7,205

Net increase (decrease) in contract owners’ equity resulting from operations	159,045	60,649	31,477	46,912	31,969	31,027	24,350	2,751

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	28,221	31,515	138,724	95,433	12,557	12,115	25,940	1,299
Transfers between funds	61,253	31,870	(18,216)	1,602	-	12,622	10,780	17,139
Surrenders (note 6)	(115,716)	(76,948)	(31,505)	(49,104)	(1,949)	-	(31,309)	(1,614)
Death Benefits (note 4)	(278)	(315)	(4,068)	(47,084)	-	-	-	-
Net policy repayments (loans) (note 5)	13,811	(52,271)	(1,018)	13,605	524	510	(176)	(75)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(29,783)	(31,718)	(85,204)	(102,943)	(20,465)	(19,243)	(7,242)	(4,488)
Asset charges (note 3):
MSP contracts	(185)	(177)	(873)	(916)	(254)	(223)	(67)	(114)
SL contracts or LSFP contracts	(208)	(197)	(313)	(300)	-	-	(143)	(127)
Adjustments to maintain reserves	16	14	(12)	30	3	8	(11)	24

Net equity transactions	(42,869)	(98,227)	(2,485)	(89,677)	(9,584)	5,789	(2,228)	12,044

Net change in contract owners’ equity	116,176	(37,578)	28,992	(42,765)	22,385	36,816	22,122	14,795
Contract owners’ equity beginning of period	979,882	1,017,460	2,052,183	2,094,948	286,346	249,530	81,470	66,675

Contract owners’ equity end of period	$1,096,058	979,882	2,081,175	2,052,183	308,731	286,346	103,592	81,470

CHANGES IN UNITS:
Beginning units	113,377	125,579	209,199	218,739	20,348	19,969	5,163	4,318
Units purchased	12,612	7,814	16,632	14,407	896	2,123	2,110	1,343
Units redeemed	(16,805)	(20,016)	(16,810)	(23,947)	(1,559)	(1,744)	(2,095)	(498)

Ending units	109,184	113,377	209,021	209,199	19,685	20,348	5,178	5,163

	AVBVI		AVMCCI		IVKMG1		IVBRA1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$15	15	65	(3)	(1,292)	(1,188)	4,576	(167)
Realized gain (loss) on investments	44	72	(7)	(10)	20,961	20,607	(3,390)	(4,398)
Change in unrealized gain (loss) on investments	559	(533)	1,200	61	10,500	(43,795)	4,773	17,011
Reinvested capital gains	-	1,133	585	56	18,753	23,455	7,337	-

Net increase (decrease) in contract owners’ equity resulting from operations	618	687	1,843	104	48,922	(921)	13,296	12,446

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	-	-	45	45	10,990	11,629	25,332	11,187
Transfers between funds	(216)	141	27,547	3	33,491	(38,843)	(17,917)	54,151
Surrenders (note 6)	(374)	-	-	-	(1,495)	(33,220)	(9,600)	(16,201)
Death Benefits (note 4)	-	-	-	-	(17,622)	(205)	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	2,628	2,186	(18)	(1,175)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(455)	(672)	(471)	(106)	(14,712)	(16,054)	(25,242)	(16,778)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	(8)	-	-
SL contracts or LSFP contracts	(19)	(20)	-	-	(144)	(128)	-	-
Adjustments to maintain reserves	(12)	11	20	(10)	(19)	10	4	1

Net equity transactions	(1,076)	(540)	27,141	(68)	13,117	(74,633)	(27,441)	31,185

Net change in contract owners’ equity	(458)	147	28,984	36	62,039	(75,554)	(14,145)	43,631
Contract owners’ equity beginning of period	4,129	3,982	878	842	210,577	286,131	158,770	115,139

Contract owners’ equity end of period	$3,671	4,129	29,862	878	272,616	210,577	144,625	158,770

CHANGES IN UNITS:
Beginning units	177	202	61	66	14,520	19,785	14,594	11,752
Units purchased	-	9	1,786	3	3,459	1,162	3,381	6,137
Units redeemed	(43)	(34)	(32)	(8)	(2,562)	(6,427)	(5,852)	(3,295)

Ending units	134	177	1,815	61	15,417	14,520	12,123	14,594

	JABS		JAEI		JACAS		JAGTS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$13,309	18,111	(168)	-	(20,428)	14,567	(642)	(6,175)
Realized gain (loss) on investments	21,411	61,833	42	-	(91,843)	(431,134)	293,785	(95,576)
Change in unrealized gain (loss) on investments	199,069	(33,842)	10,651	-	945,540	(83,874)	613,149	225,346
Reinvested capital gains	2,672	17,160	919	-	235,838	524,280	182,300	61,176

Net increase (decrease) in contract owners’ equity resulting from operations	236,461	63,262	11,444	-	1,069,107	23,839	1,088,592	184,771

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	26,158	34,824	1,958	-	155,957	96,184	193,451	33,627
Transfers between funds	140,097	149,837	314,952	-	(248,433)	(268,136)	262,090	(28,498)
Surrenders (note 6)	(52,747)	(204,358)	-	-	(222,469)	(395,326)	(59,006)	(100,818)
Death Benefits (note 4)	-	-	-	-	(166,138)	(34,085)	-	-
Net policy repayments (loans) (note 5)	(10,836)	3,440	25	-	121,667	22,366	(19,342)	10,169
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(67,950)	(66,965)	(857)	-	(173,480)	(189,870)	(115,755)	(67,649)
Asset charges (note 3):
MSP contracts	(1,139)	(1,022)	-	-	(2,865)	(2,491)	(390)	(317)
SL contracts or LSFP contracts	(315)	(164)	-	-	(1,454)	(1,366)	(1,898)	(1,414)
Adjustments to maintain reserves	4	22	(7)	-	58	67	56	24

Net equity transactions	33,272	(84,386)	316,071	-	(537,157)	(772,657)	259,206	(154,876)

Net change in contract owners’ equity	269,733	(21,124)	327,515	-	531,950	(748,818)	1,347,798	29,895
Contract owners’ equity beginning of period	1,331,153	1,352,277	-	-	3,870,367	4,619,185	2,195,276	2,165,381

Contract owners’ equity end of period	$1,600,886	1,331,153	327,515	-	4,402,317	3,870,367	3,543,074	2,195,276

CHANGES IN UNITS:
Beginning units	50,939	53,702	-	-	208,603	253,113	207,330	232,405
Units purchased	7,001	3,318	28,384	-	10,590	11,006	42,114	22,440
Units redeemed	(6,073)	(6,081)	(108)	-	(36,326)	(55,516)	(16,447)	(47,515)

Ending units	51,867	50,939	28,276	-	182,867	208,603	232,997	207,330

	JAIGS		LOVTRC		MV2IGI		MNDIC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$31,423	103,255	23,183	26,653	198	75	(647)	(636)
Realized gain (loss) on investments	(157,555)	(288,065)	(361)	50	(2,103)	(3,795)	(4,880)	(15,966)
Change in unrealized gain (loss) on investments	903,824	(82,350)	14,889	(43,060)	43,341	(6,610)	29,274	19,016
Reinvested capital gains	-	65,099	-	4,310	10,596	20,566	2,199	4,751

Net increase (decrease) in contract owners’ equity resulting from operations	777,692	(202,061)	37,711	(12,047)	52,032	10,236	25,946	7,165

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	112,550	117,052	2,236	6,607	11,461	10,995	14,430	6,291
Transfers between funds	511,539	(50,437)	76,206	1,146,673	(575)	3,402	(589)	(21,574)
Surrenders (note 6)	(89,597)	(204,549)	-	-	(8,360)	(33,538)	(17,210)	(6,745)
Death Benefits (note 4)	(44,400)	(55,960)	-	-	(9,258)	(732)	-	-
Net policy repayments (loans) (note 5)	(217)	75,978	(119)	-	(1,521)	977	4,545	634
Deductions for surrender charges (note 2)	(39)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(137,720)	(145,321)	(20,728)	(10,659)	(12,518)	(16,134)	(10,619)	(13,301)
Asset charges (note 3):
MSP contracts	(467)	(485)	-	-	-	-	-	-
SL contracts or LSFP contracts	(762)	(742)	-	-	(13)	(12)	-	-
Adjustments to maintain reserves	61	17	2	12	12	(5)	(3)	9

Net equity transactions	350,948	(264,447)	57,597	1,142,633	(20,772)	(35,047)	(9,446)	(34,686)

Net change in contract owners’ equity	1,128,640	(466,508)	95,308	1,130,586	31,260	(24,811)	16,500	(27,521)
Contract owners’ equity beginning of period	2,256,295	2,722,803	1,130,586	-	177,849	202,660	105,666	133,187

Contract owners’ equity end of period	$3,384,935	2,256,295	1,225,894	1,130,586	209,109	177,849	122,166	105,666

CHANGES IN UNITS:
Beginning units	195,510	218,855	112,746	-	17,163	20,636	7,478	10,222
Units purchased	64,572	18,625	7,578	113,793	1,425	1,519	1,409	581
Units redeemed	(35,027)	(41,970)	(2,032)	(1,047)	(2,797)	(4,992)	(2,019)	(3,325)

Ending units	225,055	195,510	118,292	112,746	15,791	17,163	6,868	7,478

	MVFIC		MSVFI		MSEM		MSVRE
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$49,707	50,601	8,481	4,632	38,235	38,440	11,918	8,365
Realized gain (loss) on investments	34,322	258,679	1,590	279	(21,773)	(58,939)	119,572	51,769
Change in unrealized gain (loss) on investments	319,776	(201,317)	7,448	10,500	54,488	97,023	(113,035)	13,629
Reinvested capital gains	134,110	246,524	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	537,915	354,487	17,519	15,411	70,950	76,524	18,455	73,763

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	75,587	889,516	4,587	8,701	27,240	24,691	20,214	16,167
Transfers between funds	132,019	342,649	13,053	42,356	10,754	59,704	3,396	30,164
Surrenders (note 6)	(24,585)	(780,890)	(11,873)	-	(85,280)	(114,893)	(398,074)	(20,315)
Death Benefits (note 4)	(20,952)	(59,988)	(658)	(1,681)	(100,379)	-	(78,966)	(22,042)
Net policy repayments (loans) (note 5)	(21,250)	(149,153)	166	25	59,127	6,653	87,186	(3,341)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(106,903)	(110,827)	(10,076)	(10,965)	(38,283)	(42,003)	(29,309)	(31,729)
Asset charges (note 3):
MSP contracts	(787)	(814)	(198)	(152)	(399)	(461)	-	-
SL contracts or LSFP contracts	(861)	(535)	(116)	(88)	(178)	(201)	(1,644)	(1,717)
Adjustments to maintain reserves	(1)	49	(20)	(4)	(57)	3	120	57

Net equity transactions	32,267	130,007	(5,135)	38,192	(127,455)	(66,507)	(397,077)	(32,756)

Net change in contract owners’ equity	570,182	484,494	12,384	53,603	(56,505)	10,017	(378,622)	41,007
Contract owners’ equity beginning of period	3,099,974	2,615,480	310,364	256,761	807,405	797,388	1,306,761	1,265,754

Contract owners’ equity end of period	$3,670,156	3,099,974	322,748	310,364	750,900	807,405	928,139	1,306,761

CHANGES IN UNITS:
Beginning units	91,711	87,843	19,559	17,230	24,876	26,929	24,409	24,812
Units purchased	6,349	16,434	1,444	3,197	2,814	2,617	413	1,067
Units redeemed	(5,397)	(12,566)	(1,777)	(868)	(6,602)	(4,670)	(9,491)	(1,470)

Ending units	92,663	91,711	19,226	19,559	21,088	24,876	15,331	24,409

	NVBX		NVIX		NVAMV1		GVAAA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,937	5,373	3,695	2,087	81,885	127,719	18,753	36,152
Realized gain (loss) on investments	124	1,416	3,645	(2,743)	182,723	105,322	32,627	157,124
Change in unrealized gain (loss) on investments	1,851	(10,229)	24,533	687	32,946	350,083	305,695	(133,508)
Reinvested capital gains	513	602	-	-	256,004	676,631	68,405	156,918

Net increase (decrease) in contract owners’ equity resulting from operations	8,425	(2,838)	31,873	31	553,558	1,259,755	425,480	216,686

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	8,922	13,686	1,882	1,318	170,007	203,856	73,244	78,027
Transfers between funds	103,338	195,330	78,354	2,815	(214,512)	(126,933)	294,958	78,989
Surrenders (note 6)	(48,808)	-	(26,995)	-	(519,721)	(275,356)	(48,982)	(373,075)
Death Benefits (note 4)	-	-	-	-	(83,910)	(1,175)	-	(20,911)
Net policy repayments (loans) (note 5)	-	(1,592)	(734)	-	131,525	(77,883)	688	(113,101)
Deductions for surrender charges (note 2)	-	-	-	-	(59)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(8,418)	(6,508)	(4,964)	(2,718)	(321,279)	(328,786)	(96,942)	(100,332)
Asset charges (note 3):
MSP contracts	-	-	-	-	(3,257)	(3,250)	(1,994)	(1,690)
SL contracts or LSFP contracts	-	-	-	-	(1,930)	(1,972)	-	-
Adjustments to maintain reserves	(11)	12	12	(3)	26	105	-	42

Net equity transactions	55,023	200,928	47,555	1,412	(843,110)	(611,394)	220,972	(452,051)

Net change in contract owners’ equity	63,448	198,090	79,428	1,443	(289,552)	648,361	646,452	(235,365)
Contract owners’ equity beginning of period	277,923	79,833	90,618	89,175	7,423,230	6,774,869	2,667,662	2,903,027

Contract owners’ equity end of period	$341,371	277,923	170,046	90,618	7,133,678	7,423,230	3,314,114	2,667,662

CHANGES IN UNITS:
Beginning units	26,760	7,825	9,992	9,872	272,934	298,423	155,432	183,408
Units purchased	10,749	20,562	8,168	428	10,294	12,291	22,056	9,886
Units redeemed	(5,471)	(1,627)	(3,073)	(308)	(40,885)	(37,780)	(9,975)	(37,862)

Ending units	32,038	26,760	15,087	9,992	242,343	272,934	167,513	155,432

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,331	10,174	4,516	15,141	(3,919)	(4,773)	6,601	3,936
Realized gain (loss) on investments	1,368	24,472	14,882	56,785	74,138	50,018	(1,680)	56,765
Change in unrealized gain (loss) on investments	5,914	(21,996)	291,888	(224,735)	283,518	(276,185)	60,565	(82,035)
Reinvested capital gains	1,295	1,800	149,211	145,233	172,968	376,341	72,328	87,803

Net increase (decrease) in contract owners’ equity resulting from operations	11,908	14,450	460,497	(7,576)	526,705	145,401	137,814	66,469

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	14,173	14,276	34,249	43,139	49,405	48,224	17,767	19,255
Transfers between funds	28,518	(65,722)	127,954	139,180	49,257	25,858	43,156	(41,068)
Surrenders (note 6)	-	(182,110)	(114,925)	(189,282)	(70,222)	(59,019)	(4,315)	(187,784)
Death Benefits (note 4)	(4)	(10,455)	(4,802)	(13,666)	-	(13,445)	-	(2,414)
Net policy repayments (loans) (note 5)	(8)	9,540	(20,675)	(30,444)	20,685	45,614	(3,938)	(30,214)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(17,191)	(20,757)	(60,871)	(61,149)	(65,528)	(67,405)	(23,793)	(27,270)
Asset charges (note 3):
MSP contracts	(45)	(46)	(1,139)	(921)	(1,427)	(1,166)	(279)	(237)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(13)	17	10	28	-	50	2	23

Net equity transactions	25,430	(255,257)	(40,199)	(113,115)	(17,830)	(21,289)	28,600	(269,709)

Net change in contract owners’ equity	37,338	(240,807)	420,298	(120,691)	508,875	124,112	166,414	(203,240)
Contract owners’ equity beginning of period	437,719	678,526	1,506,034	1,626,725	1,944,191	1,820,079	626,938	830,178

Contract owners’ equity end of period	$475,057	437,719	1,926,332	1,506,034	2,453,066	1,944,191	793,352	626,938

CHANGES IN UNITS:
Beginning units	34,254	54,192	85,535	92,179	106,152	107,876	39,316	57,553
Units purchased	3,566	1,428	9,784	11,845	7,151	6,564	3,830	2,629
Units redeemed	(1,616)	(21,366)	(11,386)	(18,489)	(8,004)	(8,288)	(2,117)	(20,866)

Ending units	36,204	34,254	83,933	85,535	105,299	106,152	41,029	39,316

	HIBF		GEM		GIG		NVNMO1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$53,321	52,165	15,971	5,336	46,279	57,116	1,806	35,973
Realized gain (loss) on investments	(1,656)	(10,038)	55,282	(92,053)	2,776	(101,575)	620,665	236,776
Change in unrealized gain (loss) on investments	13,235	88,637	617,524	225,460	828,319	46,555	2,120,583	674,201
Reinvested capital gains	-	-	-	-	-	-	283,914	628,061

Net increase (decrease) in contract owners’ equity resulting from operations	64,900	130,764	688,777	138,743	877,374	2,096	3,026,968	1,575,011

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	43,560	51,401	102,405	74,277	113,417	128,614	392,071	395,840
Transfers between funds	19,275	(17,405)	288,879	(128,555)	113,351	(32,076)	26,177	(414,877)
Surrenders (note 6)	(43,862)	(64,072)	(643,145)	(131,891)	(312,099)	(291,314)	(690,319)	(709,214)
Death Benefits (note 4)	(14,344)	(11,266)	(284,815)	(61,151)	(4,060)	(15,671)	(1,092,818)	(98,787)
Net policy repayments (loans) (note 5)	3,114	3,561	93,911	11,281	116,162	11,198	153,248	164,460
Deductions for surrender charges (note 2)	-	-	-	-	(44)	-	(13)	(6)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(37,853)	(40,383)	(104,361)	(116,978)	(155,136)	(161,786)	(603,128)	(618,531)
Asset charges (note 3):
MSP contracts	(1,119)	(1,141)	(374)	(261)	(2,138)	(2,040)	(8,392)	(7,343)
SL contracts or LSFP contracts	(429)	(384)	(581)	(561)	(535)	(458)	(29)	(8)
Adjustments to maintain reserves	-	(4)	22	47	43	36	149	233

Net equity transactions	(31,658)	(79,693)	(548,059)	(353,792)	(131,039)	(363,497)	(1,823,054)	(1,288,233)

Net change in contract owners’ equity	33,242	51,071	140,718	(215,049)	746,335	(361,401)	1,203,914	286,778
Contract owners’ equity beginning of period	1,022,587	971,516	1,932,364	2,147,413	3,355,953	3,717,354	13,476,214	13,189,436

Contract owners’ equity end of period	$1,055,829	1,022,587	2,073,082	1,932,364	4,102,288	3,355,953	14,680,128	13,476,214

CHANGES IN UNITS:
Beginning units	43,780	47,324	91,423	108,444	224,251	249,338	863,456	955,017
Units purchased	3,506	3,318	16,769	7,161	20,378	14,354	50,114	47,790
Units redeemed	(4,795)	(6,862)	(39,350)	(24,182)	(28,766)	(39,441)	(156,921)	(139,351)

Ending units	42,491	43,780	68,842	91,423	215,863	224,251	756,649	863,456

	NVNSR1		NVCRA1		NVCRB1		NVCCA1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$153	275	2,113	4,596	4,903	8,278	7,301	13,777
Realized gain (loss) on investments	(311)	(655)	648	(3,776)	600	(18,026)	(11,223)	1,704
Change in unrealized gain (loss) on investments	9,380	(301)	27,552	(7,808)	20,260	23,614	52,713	(21,298)
Reinvested capital gains	10,333	10,609	18,750	20,362	19,536	18,715	40,658	47,106

Net increase (decrease) in contract owners’ equity resulting from operations	19,555	9,928	49,063	13,374	45,299	32,581	89,449	41,289

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	2,611	2,935	13,987	13,164	6,409	7,071	35,701	25,216
Transfers between funds	2,150	(8,450)	(33)	(47,238)	(2,017)	(360,151)	-	(41,118)
Surrenders (note 6)	(2,831)	(1,860)	(14,694)	(17,194)	(8,434)	(7,096)	-	(13,129)
Death Benefits (note 4)	-	-	-	-	-	-	(56,432)	-
Net policy repayments (loans) (note 5)	2,299	(1,016)	(2,512)	6,333	662	163	(13,710)	8,338
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(2,667)	(3,133)	(15,984)	(15,152)	(9,762)	(11,019)	(34,723)	(37,371)
Asset charges (note 3):
MSP contracts	-	-	-	-	(54)	(50)	(63)	(56)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(9)	13	7	6	(5)	7	-	8

Net equity transactions	1,553	(11,511)	(19,229)	(60,081)	(13,201)	(371,075)	(69,227)	(58,112)

Net change in contract owners’ equity	21,108	(1,583)	29,834	(46,707)	32,098	(338,494)	20,222	(16,823)
Contract owners’ equity beginning of period	109,301	110,884	259,413	306,120	402,841	741,335	622,243	639,066

Contract owners’ equity end of period	$130,409	109,301	289,247	259,413	434,939	402,841	642,465	622,243

CHANGES IN UNITS:
Beginning units	6,268	6,966	18,151	23,044	28,761	55,893	43,344	47,510
Units purchased	854	225	1,439	1,601	2,136	570	4,598	2,263
Units redeemed	(795)	(923)	(2,628)	(6,494)	(3,074)	(27,702)	(9,183)	(6,429)

Ending units	6,327	6,268	16,962	18,151	27,823	28,761	38,759	43,344

	NVCCN1		NVCMD1		NVCMA1		NVCMC1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$725	1,313	14,548	22,883	7,378	15,474	2,338	3,138
Realized gain (loss) on investments	(1,465)	(1,668)	15,396	43,499	10,848	(1,471)	(250)	(1,157)
Change in unrealized gain (loss) on investments	3,025	1,163	40,781	(75,066)	49,952	(24,587)	5,171	172
Reinvested capital gains	963	1,742	64,242	67,871	56,490	59,747	5,822	5,432

Net increase (decrease) in contract owners’ equity resulting from operations	3,248	2,550	134,967	59,187	124,668	49,163	13,081	7,585

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	5,331	3,854	28,372	53,089	27,538	26,186	8,960	8,775
Transfers between funds	-	18,643	(5,263)	(8,010)	1,494	-	(2,728)	197
Surrenders (note 6)	(19,281)	-	(25,966)	(343,196)	(68,525)	(3,300)	-	-
Death Benefits (note 4)	-	-	-	-	-	(5,126)	-	(40,358)
Net policy repayments (loans) (note 5)	1,862	(2,204)	5,051	102,099	533	513	5,162	1,742
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(6,224)	(5,809)	(68,012)	(68,081)	(47,851)	(43,671)	(16,373)	(21,336)
Asset charges (note 3):
MSP contracts	(30)	(29)	(1,089)	(991)	-	-	(524)	(493)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(2)	10	9	22	16	3	(11)	(1)

Net equity transactions	(18,344)	14,465	(66,898)	(265,068)	(86,795)	(25,395)	(5,514)	(51,474)

Net change in contract owners’ equity	(15,096)	17,015	68,069	(205,881)	37,873	23,768	7,567	(43,889)
Contract owners’ equity beginning of period	62,669	45,654	1,032,119	1,238,000	732,839	709,071	138,384	182,273

Contract owners’ equity end of period	$47,573	62,669	1,100,188	1,032,119	770,712	732,839	145,951	138,384

CHANGES IN UNITS:
Beginning units	4,802	3,650	72,436	92,343	51,262	53,137	9,928	13,838
Units purchased	613	1,796	5,543	6,429	2,851	2,245	1,483	1,357
Units redeemed	(1,964)	(644)	(10,006)	(26,336)	(8,229)	(4,120)	(1,862)	(5,267)

Ending units	3,451	4,802	67,973	72,436	45,884	51,262	9,549	9,928

	NVCBD1		NVLCP1		TRF		GBF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$13,620	13,350	2,867	3,194	221,841	391,953	83,585	82,060
Realized gain (loss) on investments	717	56	(408)	(427)	1,958,039	1,012,006	(51,526)	(95,739)
Change in unrealized gain (loss) on investments	6,150	7,271	1,624	698	7,067,926	3,385,937	50,939	32,887
Reinvested capital gains	-	970	-	501	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,487	21,647	4,083	3,966	9,247,806	4,789,896	82,998	19,208

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	43,885	6,285	4,552	4,311	2,434,173	2,628,741	240,063	200,400
Transfers between funds	(3,985)	53,620	8,334	23,524	(139,453)	(432,614)	(46,934)	168,905
Surrenders (note 6)	(18,414)	(22,000)	-	(11,935)	(2,957,215)	(2,401,658)	(173,035)	(183,614)
Death Benefits (note 4)	(11,106)	-	-	-	(453,989)	(459,856)	(37,968)	(107,503)
Net policy repayments (loans) (note 5)	1,072	463	1,155	(7,581)	479,577	402,041	24,395	(9,052)
Deductions for surrender charges (note 2)	-	-	-	-	(419)	(180)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(14,641)	(12,839)	(5,678)	(6,736)	(3,366,672)	(3,513,726)	(342,849)	(394,663)
Asset charges (note 3):
MSP contracts	(64)	(63)	-	-	(11,093)	(10,056)	(6,585)	(6,942)
SL contracts or LSFP contracts	(109)	(51)	-	-	(7,295)	(6,555)	(649)	(765)
Adjustments to maintain reserves	(5)	8	22	(17)	2,383	1,913	66	124

Net equity transactions	(3,367)	25,423	8,385	1,566	(4,020,003)	(3,791,950)	(343,496)	(333,110)

Net change in contract owners’ equity	17,120	47,070	12,468	5,532	5,227,803	997,946	(260,498)	(313,902)
Contract owners’ equity beginning of period	554,426	507,356	123,986	118,454	48,596,567	47,598,621	5,391,995	5,705,897

Contract owners’ equity end of period	$571,546	554,426	136,454	123,986	53,824,370	48,596,567	5,131,497	5,391,995

CHANGES IN UNITS:
Beginning units	40,956	39,308	8,474	8,359	729,684	794,468	162,381	172,237
Units purchased	3,350	4,623	1,488	1,374	65,556	56,621	13,808	17,218
Units redeemed	(3,736)	(2,975)	(949)	(1,259)	(123,855)	(121,405)	(23,871)	(27,074)

Ending units	40,570	40,956	9,013	8,474	671,385	729,684	152,318	162,381

	GVIX2		GVIDA		NVDBL2		NVDCA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$10,823	7,863	58,580	56,958	8,002	7,897	1,274	1,118
Realized gain (loss) on investments	(843)	(4,781)	152,430	56,198	2,072	1,533	(79)	(1,339)
Change in unrealized gain (loss) on investments	79,932	(1,515)	219,562	(51,431)	28,998	7,066	9,091	2,898
Reinvested capital gains	-	-	324,495	308,420	11,913	10,770	3,989	3,614

Net increase (decrease) in contract owners’ equity resulting from operations	89,912	1,567	755,067	370,145	50,985	27,266	14,275	6,291

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	5,667	110,349	108,088	136,180	5,645	13,014	16,292	2,543
Transfers between funds	64,419	(14,451)	683	1,907,412	92	92,712	823	(853)
Surrenders (note 6)	(9,211)	(99,030)	(275,843)	(58,678)	-	(842)	-	(2,709)
Death Benefits (note 4)	-	-	-	-	-	(1,760)	-	-
Net policy repayments (loans) (note 5)	(11,494)	(12,272)	5,088	18,510	895	871	4,616	726
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(12,071)	(11,322)	(82,970)	(90,236)	(11,074)	(9,127)	(9,077)	(8,624)
Asset charges (note 3):
MSP contracts	(1,286)	(1,011)	(812)	(726)	(2,403)	(2,224)	-	(18)
SL contracts or LSFP contracts	-	-	(11,903)	(7,767)	-	-	-	-
Adjustments to maintain reserves	(2)	(1)	23	49	2	13	(20)	(2)

Net equity transactions	36,022	(27,738)	(257,646)	1,904,744	(6,843)	92,657	12,634	(8,937)

Net change in contract owners’ equity	125,934	(26,171)	497,421	2,274,889	44,142	119,923	26,909	(2,646)
Contract owners’ equity beginning of period	366,767	392,938	4,269,510	1,994,621	471,395	351,472	94,050	96,696

Contract owners’ equity end of period	$492,701	366,767	4,766,931	4,269,510	515,537	471,395	120,959	94,050

CHANGES IN UNITS:
Beginning units	39,877	42,885	178,815	94,671	27,043	21,278	4,804	5,282
Units purchased	6,658	2,622	6,619	93,468	390	6,616	2,301	420
Units redeemed	(3,441)	(5,630)	(16,928)	(9,324)	(755)	(851)	(1,699)	(898)

Ending units	43,094	39,877	168,506	178,815	26,678	27,043	5,406	4,804

	GVIDC		GVIDM		GVDMA		GVDMC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,937	4,667	44,633	49,482	61,250	63,856	12,250	6,824
Realized gain (loss) on investments	(6,566)	(12,311)	129,989	84,924	115,376	44,999	(4,599)	378,140
Change in unrealized gain (loss) on investments	12,707	14,460	26,256	(98,566)	277,699	(99,328)	34,970	(259,424)
Reinvested capital gains	6,658	11,092	208,464	183,151	338,586	366,207	44,882	39,941

Net increase (decrease) in contract owners’ equity resulting from operations	16,736	17,908	409,342	218,991	792,911	375,734	87,503	165,481

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	17,036	22,382	142,359	186,742	166,687	202,223	34,055	171,103
Transfers between funds	(35,362)	32,915	(87,457)	47,525	(61,427)	(14,730)	(11,761)	56,819
Surrenders (note 6)	(17,335)	(62,900)	(672,624)	(68,650)	(230,041)	(378,304)	(47,705)	(2,780,139)
Death Benefits (note 4)	(20,522)	-	(177,377)	(52,381)	-	(19,716)	-	-
Net policy repayments (loans) (note 5)	1,297	(30,785)	582,893	45,627	58,835	226,643	7,895	20,517
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(40,950)	(40,310)	(258,381)	(262,747)	(225,950)	(240,302)	(83,577)	(104,995)
Asset charges (note 3):
MSP contracts	(410)	(399)	(8,556)	(8,131)	(4,628)	(3,943)	(555)	(775)
SL contracts or LSFP contracts	(186)	(186)	(1,256)	(838)	(1,370)	(1,127)	-	-
Adjustments to maintain reserves	(7)	8	10	54	14	80	14	60

Net equity transactions	(96,439)	(79,275)	(480,389)	(112,799)	(297,880)	(229,176)	(101,634)	(2,637,410)

Net change in contract owners’ equity	(79,703)	(61,367)	(71,047)	106,192	495,031	146,558	(14,131)	(2,471,929)
Contract owners’ equity beginning of period	398,511	459,878	3,506,812	3,400,620	5,118,855	4,972,297	1,093,389	3,565,318

Contract owners’ equity end of period	$318,808	398,511	3,435,765	3,506,812	5,613,886	5,118,855	1,079,258	1,093,389

CHANGES IN UNITS:
Beginning units	25,228	29,949	170,563	176,900	231,771	243,227	60,451	202,821
Units purchased	1,237	3,959	14,031	18,984	10,783	15,906	2,557	13,610
Units redeemed	(7,383)	(8,680)	(35,986)	(25,321)	(23,831)	(27,362)	(7,928)	(155,980)

Ending units	19,082	25,228	148,608	170,563	218,723	231,771	55,080	60,451

	MCIF		SAM		NVMIG1		GVDIVI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$35,667	41,949	(14,240)	(79,384)	28,288	34,221	10,748	10,547
Realized gain (loss) on investments	227,171	258,910	-	-	(32,569)	(118,119)	(3,670)	(45,827)
Change in unrealized gain (loss) on investments	259,172	145,907	-	-	896,721	(101,704)	88,280	44,918
Reinvested capital gains	385,783	537,979	-	301	-	83,750	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	907,793	984,745	(14,240)	(79,083)	892,440	(101,852)	95,358	9,638

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	111,887	127,610	1,185,676	2,121,927	158,039	152,928	22,647	25,040
Transfers between funds	(198,860)	(129,967)	2,468,402	5,537,113	49,897	(5,041)	14,487	(117,253)
Surrenders (note 6)	(202,842)	(497,958)	(3,885,490)	(7,690,194)	(372,635)	(369,679)	(17,520)	(20,654)
Death Benefits (note 4)	(26,536)	(86,077)	(106,609)	(459,961)	(7,611)	(42,134)	(5,964)	(669)
Net policy repayments (loans) (note 5)	(15,602)	71,118	1,581,919	1,151,120	118,007	2,263	1,521	794
Deductions for surrender charges (note 2)	-	-	(20)	(122)	(8)	(3)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(236,228)	(242,173)	(1,365,294)	(1,425,925)	(197,674)	(197,472)	(24,934)	(29,450)
Asset charges (note 3):
MSP contracts	(3,186)	(2,892)	(11,871)	(14,002)	(1,187)	(1,257)	(34)	(70)
SL contracts or LSFP contracts	(897)	(943)	(5,957)	(7,195)	-	(1)	(219)	(189)
Adjustments to maintain reserves	1,417	114	(509)	(80)	37	39	(2)	6

Net equity transactions	(570,847)	(761,168)	(139,753)	(787,319)	(253,135)	(460,357)	(10,018)	(142,445)

Net change in contract owners’ equity	336,946	223,577	(153,993)	(866,402)	639,305	(562,209)	85,340	(132,807)
Contract owners’ equity beginning of period	6,345,221	6,121,644	14,375,389	15,241,791	3,615,029	4,177,238	434,490	567,297

Contract owners’ equity end of period	$6,682,167	6,345,221	14,221,396	14,375,389	4,254,334	3,615,029	519,830	434,490

CHANGES IN UNITS:
Beginning units	179,792	206,498	877,192	921,079	384,493	432,427	24,448	33,454
Units purchased	5,002	7,171	298,273	323,766	29,336	27,947	3,076	2,481
Units redeemed	(20,543)	(33,877)	(310,581)	(367,653)	(52,151)	(75,881)	(3,631)	(11,487)

Ending units	164,251	179,792	864,884	877,192	361,678	384,493	23,893	24,448

	NVMLG1		NVMLV1		NVMMG1		NVMMV2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,234)	5,347	14,241	17,867	(156,794)	(141,509)	134,684	188,051
Realized gain (loss) on investments	(13,373)	(92,789)	(86,245)	(12,585)	1,023,332	780,424	710,150	489,089
Change in unrealized gain (loss) on investments	422,476	(99,997)	188,037	58,145	4,664,635	(2,169,996)	883,882	821,206
Reinvested capital gains	87,622	224,584	72,517	134,170	1,483,265	3,024,989	1,222,768	1,943,026

Net increase (decrease) in contract owners’ equity resulting from operations	495,491	37,145	188,550	197,597	7,014,438	1,493,908	2,951,484	3,441,372

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	112,453	49,853	68,183	56,485	836,646	869,232	546,402	572,056
Transfers between funds	287,103	(38,926)	(14,103)	21,657	97,386	(371,677)	(398,816)	(269,987)
Surrenders (note 6)	(77,779)	(239,091)	(126,873)	(81,661)	(2,261,502)	(1,914,582)	(1,746,316)	(969,706)
Death Benefits (note 4)	(102)	(17,223)	(6,815)	(1,909)	(114,461)	(231,806)	(126,684)	(106,026)
Net policy repayments (loans) (note 5)	54,294	(834)	25,639	34,240	536,127	628,028	318,435	123,935
Deductions for surrender charges (note 2)	-	-	-	-	(71)	(247)	(343)	(24)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(91,950)	(80,144)	(63,022)	(67,706)	(1,340,802)	(1,389,130)	(1,008,639)	(1,068,553)
Asset charges (note 3):
MSP contracts	(1,316)	(1,086)	(323)	(288)	(11,620)	(10,122)	(6,519)	(5,728)
SL contracts or LSFP contracts	(813)	(678)	(536)	(471)	(550)	(482)	(65)	(60)
Adjustments to maintain reserves	6	40	(1)	49	268	455	140	414

Net equity transactions	281,896	(328,089)	(117,851)	(39,604)	(2,258,579)	(2,420,331)	(2,422,405)	(1,723,679)

Net change in contract owners’ equity	777,387	(290,944)	70,699	157,993	4,755,859	(926,423)	529,079	1,717,693
Contract owners’ equity beginning of period	1,542,909	1,833,853	1,404,874	1,246,881	26,796,168	27,722,591	23,469,232	21,751,539

Contract owners’ equity end of period	$2,320,296	1,542,909	1,475,573	1,404,874	31,552,027	26,796,168	23,998,311	23,469,232

CHANGES IN UNITS:
Beginning units	94,633	114,835	85,015	87,462	1,640,505	1,797,627	1,131,548	1,226,871
Units purchased	24,388	7,142	7,134	7,471	114,278	89,993	56,709	46,027
Units redeemed	(9,158)	(27,344)	(13,832)	(9,918)	(235,547)	(247,115)	(166,942)	(141,350)

Ending units	109,863	94,633	78,317	85,015	1,519,236	1,640,505	1,021,315	1,131,548

	SCGF		SCVF		SCF		MSBF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(7,431)	(5,886)	2,159	8,124	(82,658)	(26,367)	51,056	32,265
Realized gain (loss) on investments	(45,441)	(36,409)	219,770	322,531	503,678	(71,013)	(2,476)	(4,158)
Change in unrealized gain (loss) on investments	394,076	(165,768)	(48,174)	274,282	479,715	880,099	20,471	50,673
Reinvested capital gains	14,026	284,573	233,968	451,972	1,118,539	2,262,815	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	355,230	76,510	407,723	1,056,909	2,019,274	3,045,534	69,051	78,780

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	43,968	23,063	118,672	121,112	447,219	425,391	24,748	41,242
Transfers between funds	380,160	(113,214)	(157,770)	(419,575)	(96,076)	(454,948)	(67,510)	193,174
Surrenders (note 6)	(44,205)	(148,283)	(294,134)	(360,191)	(771,611)	(762,337)	(28,674)	(22,020)
Death Benefits (note 4)	(4,946)	-	(57,720)	(1,546)	(306,927)	(139,112)	(268)	(31,396)
Net policy repayments (loans) (note 5)	(29,070)	946	122,190	(30,166)	(1,190)	174,982	9,472	16,386
Deductions for surrender charges (note 2)	(38)	-	-	-	(13)	(48)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(55,778)	(48,644)	(197,565)	(205,987)	(676,556)	(686,731)	(49,100)	(53,349)
Asset charges (note 3):
MSP contracts	(531)	(465)	(1,911)	(1,833)	(7,074)	(6,427)	(514)	(522)
SL contracts or LSFP contracts	(630)	(540)	(2,924)	(3,014)	(3,591)	(3,336)	(205)	(251)
Adjustments to maintain reserves	13	25	57	90	7,358	10,301	-	12

Net equity transactions	288,943	(287,112)	(471,105)	(901,110)	(1,408,461)	(1,442,265)	(112,051)	143,276

Net change in contract owners’ equity	644,173	(210,602)	(63,382)	155,799	610,813	1,603,269	(43,000)	222,056
Contract owners’ equity beginning of period	1,310,408	1,521,010	5,176,534	5,020,735	16,590,872	14,987,603	1,266,470	1,044,414

Contract owners’ equity end of period	$1,954,581	1,310,408	5,113,152	5,176,534	17,201,685	16,590,872	1,223,470	1,266,470

CHANGES IN UNITS:
Beginning units	100,290	125,888	109,672	132,480	234,265	259,198	61,373	54,232
Units purchased	31,186	2,944	5,004	6,754	11,958	10,648	2,384	12,418
Units redeemed	(10,883)	(28,542)	(15,202)	(29,562)	(31,862)	(35,581)	(7,875)	(5,277)

Ending units	120,593	100,290	99,474	109,672	214,361	234,265	55,882	61,373

	NVSTB2		NVOLG1		NVTIV3		EIF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,194	6,068	(15,597)	154,241	2,308	2,700	19,196	15,519
Realized gain (loss) on investments	(4,646)	(273)	906,869	1,283,442	(9,234)	(3,670)	24,316	61,098
Change in unrealized gain (loss) on investments	5,980	4,938	12,589,242	(12,935,124)	40,642	(1,024)	78,002	35,241
Reinvested capital gains	-	-	1,539,612	13,217,313	-	2,481	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,528	10,733	15,020,126	1,719,872	33,716	487	121,514	111,858

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	5,757	14,765	1,997,591	1,800,406	6,170	4,963	19,860	28,176
Transfers between funds	(359,404)	(8,982)	(525,092)	11,911,100	(43,069)	9,392	(10,481)	(138,502)
Surrenders (note 6)	(8,482)	(3,658)	(3,596,608)	(4,427,644)	(1,905)	(4,959)	(76,836)	(50,617)
Death Benefits (note 4)	(5,017)	-	(340,237)	(347,179)	-	-	(788)	(1,199)
Net policy repayments (loans) (note 5)	(11,721)	(9,986)	353,297	257,203	(192)	386	49,584	11,127
Deductions for surrender charges (note 2)	-	-	(577)	(1)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(12,383)	(13,938)	(3,025,140)	(2,887,181)	(7,259)	(7,732)	(29,678)	(32,861)
Asset charges (note 3):
MSP contracts	(23)	(23)	(22,619)	(19,811)	-	-	(5)	(9)
SL contracts or LSFP contracts	-	-	(17,955)	(17,146)	(8)	(4)	(53)	(47)
Adjustments to maintain reserves	14	8	111	776	(9)	7	47	(13)

Net equity transactions	(391,259)	(21,814)	(5,177,229)	6,270,523	(46,272)	2,053	(48,350)	(183,945)

Net change in contract owners’ equity	(388,731)	(11,081)	9,842,897	7,990,395	(12,556)	2,540	73,164	(72,087)
Contract owners’ equity beginning of period	530,814	541,895	58,514,918	50,524,523	180,281	177,741	724,027	796,114

Contract owners’ equity end of period	$142,083	530,814	68,357,815	58,514,918	167,725	180,281	797,191	724,027

CHANGES IN UNITS:
Beginning units	47,202	49,153	2,278,396	2,025,618	12,087	11,997	24,904	32,104
Units purchased	1,617	1,911	133,893	584,820	488	1,007	1,089	1,937
Units redeemed	(36,290)	(3,862)	(312,024)	(332,042)	(3,364)	(917)	(2,643)	(9,137)

Ending units	12,529	47,202	2,100,265	2,278,396	9,211	12,087	23,350	24,904

	NVRE1		NVLCAP		NVLMP		NVSIX2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$124,932	126,566	1,881	1,346	1,625	100	615	980
Realized gain (loss) on investments	(732,242)	(620,000)	5,474	(68)	63	(19)	(114)	(9,436)
Change in unrealized gain (loss) on investments	940,342	326,971	13,104	4,027	3,991	619	17,504	16,720
Reinvested capital gains	118,759	698,150	1,721	868	1,267	133	7,989	14,763

Net increase (decrease) in contract owners’ equity resulting from operations	451,791	531,687	22,180	6,173	6,946	833	25,994	23,027

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	229,970	238,588	1,359	238	1,157	512	4,158	2,204
Transfers between funds	(1,125,776)	(107,379)	52,679	95,867	113,043	-	39,712	48,934
Surrenders (note 6)	(274,220)	(713,966)	(30,280)	-	-	-	(25,206)	(10,749)
Death Benefits (note 4)	(46,116)	(21,995)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	83,342	(2,878)	-	-	-	-	(1,128)	(1,500)
Deductions for surrender charges (note 2)	(44)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(336,160)	(386,183)	(2,047)	(740)	(894)	(281)	(8,558)	(6,228)
Asset charges (note 3):
MSP contracts	(3,364)	(3,435)	-	-	-	-	-	-
SL contracts or LSFP contracts	(1,082)	(1,044)	-	-	-	-	-	-
Adjustments to maintain reserves	41	175	6	(6)	5	1	(2)	(1)

Net equity transactions	(1,473,409)	(998,117)	21,717	95,359	113,311	232	8,976	32,660

Net change in contract owners’ equity	(1,021,618)	(466,430)	43,897	101,532	120,257	1,065	34,970	55,687
Contract owners’ equity beginning of period	8,464,819	8,931,249	102,664	1,132	10,847	9,782	170,575	114,888

Contract owners’ equity end of period	$7,443,201	8,464,819	146,561	102,664	131,104	10,847	205,545	170,575

CHANGES IN UNITS:
Beginning units	554,264	624,463	8,185	100	898	878	11,412	9,242
Units purchased	24,895	31,098	4,056	8,147	8,738	45	2,922	3,135
Units redeemed	(121,429)	(101,297)	(2,288)	(62)	(68)	(25)	(2,224)	(965)

Ending units	457,730	554,264	9,953	8,185	9,568	898	12,110	11,412

	GVEX1		AMTB		AMGP		AMINS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$39,283	38,214	18,420	9,752	(387)	(153)	145	122
Realized gain (loss) on investments	117,902	52,844	(6,097)	(43,650)	(7,214)	(17,512)	56	113
Change in unrealized gain (loss) on investments	343,876	124,452	(3,827)	54,180	16,062	12,449	4,862	(727)
Reinvested capital gains	73,889	43,578	-	-	10,360	15,270	-	103

Net increase (decrease) in contract owners’ equity resulting from operations	574,950	259,088	8,496	20,282	18,821	10,054	5,063	(389)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	58,576	910,838	76,791	69,380	-	-	-	103
Transfers between funds	47,753	421,162	68,230	(492,112)	-	(67,887)	-	-
Surrenders (note 6)	(223,110)	(803,413)	(179,406)	(217,113)	(6,710)	-	-	-
Death Benefits (note 4)	-	-	(266,439)	(18,118)	-	-	-	-
Net policy repayments (loans) (note 5)	(19,390)	(114,148)	389,818	8,729	350	372	-	-
Deductions for surrender charges (note 2)	-	-	-	(2)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(78,813)	(79,641)	(85,616)	(98,087)	(4,221)	(4,685)	(250)	(1,246)
Asset charges (note 3):
MSP contracts	-	-	(3,686)	(3,737)	-	-	-	-
SL contracts or LSFP contracts	-	-	(662)	(700)	(72)	(231)	(73)	(66)
Adjustments to maintain reserves	30	40	(12,443)	51	38	6	16	(3)

Net equity transactions	(214,954)	334,838	(13,413)	(751,709)	(10,615)	(72,425)	(307)	(1,212)

Net change in contract owners’ equity	359,996	593,926	(4,917)	(731,427)	8,206	(62,371)	4,756	(1,601)
Contract owners’ equity beginning of period	2,815,915	2,221,989	1,779,256	2,510,683	83,916	146,287	19,028	20,629

Contract owners’ equity end of period	$3,175,911	2,815,915	1,774,339	1,779,256	92,122	83,916	23,784	19,028

CHANGES IN UNITS:
Beginning units	189,315	165,957	86,152	138,717	3,983	6,866	1,225	1,304
Units purchased	9,906	44,608	11,724	7,091	35	43	-	6
Units redeemed	(22,635)	(21,250)	(11,222)	(59,656)	(435)	(2,926)	(17)	(85)

Ending units	176,586	189,315	86,654	86,152	3,583	3,983	1,208	1,225

	AMCG		AMMCGS		AMTP		AMRS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(6,832)	(7,684)	(632)	(851)	12,221	15,200	100	49
Realized gain (loss) on investments	19,227	(19,607)	315	(5,212)	89,895	218,816	1,266	988
Change in unrealized gain (loss) on investments	318,888	8,662	21,782	1,988	196,370	171,467	1,785	673
Reinvested capital gains	30,983	73,998	2,071	7,129	87,481	216,712	-	1,341

Net increase (decrease) in contract owners’ equity resulting from operations	362,266	55,369	23,536	3,054	385,967	622,195	3,151	3,051

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	14,958	22,058	3,982	4,298	54,646	62,188	-	-
Transfers between funds	(1,697)	(122,798)	(10)	(16,227)	156,912	(309,089)	-	-
Surrenders (note 6)	(169,840)	(127,671)	(58,539)	(40,850)	(57,615)	(30,601)	-	-
Death Benefits (note 4)	(241,903)	(102,235)	-	(2,028)	(5,238)	(10,389)	-	-
Net policy repayments (loans) (note 5)	257,171	122,680	1,864	898	7,634	5,059	-	-
Deductions for surrender charges (note 2)	-	-	-	-	(45)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(41,368)	(48,658)	(6,681)	(9,425)	(30,066)	(37,166)	(3,421)	(3,493)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	(3,252)	(2,902)	-	-	(10,958)	(9,536)	(63)	(63)
Adjustments to maintain reserves	(12,434)	18	4	14	399	688	18	(8)

Net equity transactions	(198,365)	(259,508)	(59,380)	(63,320)	115,669	(328,846)	(3,466)	(3,564)

Net change in contract owners’ equity	163,901	(204,139)	(35,844)	(60,266)	501,636	293,349	(315)	(513)
Contract owners’ equity beginning of period	1,530,812	1,734,951	141,466	201,732	2,862,164	2,568,815	21,010	21,523

Contract owners’ equity end of period	$1,694,713	1,530,812	105,622	141,466	3,363,800	2,862,164	20,695	21,010

CHANGES IN UNITS:
Beginning units	153,458	180,813	4,197	6,188	80,984	89,883	893	1,061
Units purchased	4,201	6,433	167	196	9,196	4,983	-	-
Units redeemed	(21,644)	(33,788)	(1,823)	(2,187)	(3,647)	(13,882)	(137)	(168)

Ending units	136,015	153,458	2,541	4,197	86,533	80,984	756	893

	AMSRS		NOTB3		NOTG3		OVMS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$93	1,352	62	94	16	17	76,745	100,300
Realized gain (loss) on investments	29,063	18,135	1,576	5	9	(2)	(21,020)	(59,635)
Change in unrealized gain (loss) on investments	62,659	16,701	269	236	305	78	390,786	210,114
Reinvested capital gains	26,587	24,585	16	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	118,402	60,773	1,923	335	330	93	446,511	250,779

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	5,186	15,474	-	-	-	-	221,012	239,201
Transfers between funds	(41,564)	(26,110)	(842)	10,217	-	-	(31,512)	12,781
Surrenders (note 6)	(15,493)	(3,345)	-	-	-	-	(392,647)	(339,572)
Death Benefits (note 4)	(1,237)	-	-	-	-	-	(59,340)	(138,467)
Net policy repayments (loans) (note 5)	1,272	(364)	-	-	-	-	51,373	123,416
Deductions for surrender charges (note 2)	-	-	-	-	-	-	(8)	(24)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(25,064)	(26,983)	(449)	(273)	(90)	(88)	(300,413)	(334,915)
Asset charges (note 3):
MSP contracts	(70)	(61)	-	-	-	-	(3,337)	(3,314)
SL contracts or LSFP contracts	(41)	(35)	-	-	-	-	(484)	(470)
Adjustments to maintain reserves	6	10	(7)	4	8	(3)	441	240

Net equity transactions	(77,005)	(41,414)	(1,298)	9,948	(82)	(91)	(514,915)	(441,124)

Net change in contract owners’ equity	41,397	19,359	625	10,283	248	2	(68,404)	(190,345)
Contract owners’ equity beginning of period	703,447	684,088	10,283	-	2,033	2,031	5,351,911	5,542,256

Contract owners’ equity end of period	$744,844	703,447	10,908	10,283	2,281	2,033	5,283,507	5,351,911

CHANGES IN UNITS:
Beginning units	23,543	25,033	973	-	198	207	145,587	158,605
Units purchased	288	698	-	999	189	-	9,173	9,840
Units redeemed	(2,685)	(2,188)	(35)	(26)	(199)	(9)	(22,448)	(22,858)

Ending units	21,146	23,543	938	973	188	198	132,312	145,587

	OVB		OVGS		OVIG		OVGI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$60,747	109,847	92,546	107,340	1,869	37	12,938	8,177
Realized gain (loss) on investments	25,620	50,033	667,390	20,736	753	(5,507)	31,776	43,681
Change in unrealized gain (loss) on investments	40,850	(62,083)	5,897,058	(1,700,361)	24,566	(637)	171,383	(56,841)
Reinvested capital gains	-	-	-	1,311,856	-	375	25,859	147,789

Net increase (decrease) in contract owners’ equity resulting from operations	127,217	97,797	6,656,994	(260,429)	27,188	(5,732)	241,956	142,806

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	164,219	169,683	520,645	489,551	9,078	2,053	20,844	27,475
Transfers between funds	4,669	(94,486)	(83,312)	(948,644)	121,622	39,105	(66,652)	329,761
Surrenders (note 6)	(196,888)	(203,808)	(1,167,122)	(1,386,141)	(3,470)	-	(63,480)	(146,823)
Death Benefits (note 4)	(81,551)	(61,825)	(249,176)	(142,167)	-	-	(1,036)	(974)
Net policy repayments (loans) (note 5)	48,732	101,393	210,953	82,619	1,265	(4)	(10,900)	10,574
Deductions for surrender charges (note 2)	(7)	(3)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(213,343)	(240,131)	(851,602)	(849,918)	(3,325)	(2,333)	(45,743)	(48,068)
Asset charges (note 3):
MSP contracts	(3,310)	(3,802)	(8,955)	(7,933)	-	-	(2,638)	(2,388)
SL contracts or LSFP contracts	(515)	(601)	(3,637)	(3,138)	-	-	(374)	(296)
Adjustments to maintain reserves	238	198	10,027	325	2	5	26	23

Net equity transactions	(277,756)	(333,382)	(1,622,179)	(2,765,446)	125,172	38,826	(169,953)	169,284

Net change in contract owners’ equity	(150,539)	(235,585)	5,034,815	(3,025,875)	152,360	33,094	72,003	312,090
Contract owners’ equity beginning of period	3,274,735	3,510,320	19,016,144	22,042,019	62,019	28,925	1,580,634	1,268,544

Contract owners’ equity end of period	$3,124,196	3,274,735	24,050,959	19,016,144	214,379	62,019	1,652,637	1,580,634

CHANGES IN UNITS:
Beginning units	146,333	160,710	313,241	360,765	6,824	3,100	80,670	71,846
Units purchased	11,622	10,395	11,876	13,048	12,625	5,650	2,935	21,051
Units redeemed	(25,722)	(24,772)	(34,651)	(60,572)	(677)	(1,926)	(11,414)	(12,227)

Ending units	132,233	146,333	290,466	313,241	18,772	6,824	72,191	80,670

	OVSC		OVAG		OVSB		PMVAAA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$4,325	1,123	(6,361)	(6,481)	3,691	8,595	19,183	7,942
Realized gain (loss) on investments	55,140	(198,671)	68,191	100,478	(528)	(6,046)	(6,694)	(8,641)
Change in unrealized gain (loss) on investments	50,197	327,670	99,787	(160,622)	8,524	8,036	42,973	35,193
Reinvested capital gains	65,802	54,952	108,945	83,350	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	175,464	185,074	270,562	16,725	11,687	10,585	55,462	34,494

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	31,808	38,663	29,892	37,426	23,347	22,113	99,173	123,457
Transfers between funds	(346,075)	(14,152)	8,760	(54,702)	51,346	(22,431)	(47,101)	82,557
Surrenders (note 6)	(58,695)	(104,166)	(58,581)	(125,281)	(29,870)	(19,948)	(8,357)	(19,304)
Death Benefits (note 4)	(4,946)	(658)	-	(8,415)	-	(211)	(1,902)	-
Net policy repayments (loans) (note 5)	3,128	(73,653)	(488)	5,207	23,709	1,773	4,090	1,159
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(52,746)	(71,732)	(48,388)	(55,619)	(10,077)	(11,865)	(10,873)	(11,885)
Asset charges (note 3):
MSP contracts	(1,446)	(1,050)	(26)	(22)	(102)	(97)	-	-
SL contracts or LSFP contracts	(123)	(98)	(200)	(186)	(55)	(43)	-	-
Adjustments to maintain reserves	41	(31)	11	26	4	5	(1)	(8)

Net equity transactions	(429,054)	(226,877)	(69,020)	(201,566)	58,302	(30,704)	35,029	175,976

Net change in contract owners’ equity	(253,590)	(41,803)	201,542	(184,841)	69,989	(20,119)	90,491	210,470
Contract owners’ equity beginning of period	1,522,817	1,564,620	984,863	1,169,704	192,234	212,353	420,886	210,416

Contract owners’ equity end of period	$1,269,227	1,522,817	1,186,405	984,863	262,223	192,234	511,377	420,886

CHANGES IN UNITS:
Beginning units	36,886	44,586	97,383	118,599	18,016	21,107	38,837	21,824
Units purchased	1,002	1,541	7,435	4,925	6,986	2,372	8,982	20,184
Units redeemed	(10,913)	(9,241)	(13,540)	(26,141)	(1,802)	(5,463)	(6,066)	(3,171)

Ending units	26,975	36,886	91,278	97,383	23,200	18,016	41,753	38,837

	PMVRSA		PMVFBA		PMVLDA		PMVTRA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,465	55	2,377	1,835	12,708	16,949	11,464	15,626
Realized gain (loss) on investments	(2,220)	(501)	(2,294)	(17,724)	(6,135)	(6,325)	(4,248)	(13,685)
Change in unrealized gain (loss) on investments	915	1,461	21,746	27,213	6,289	4,789	25,287	24,671
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	160	1,015	21,829	11,324	12,862	15,413	32,503	26,612

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	287	298	10,110	9,909	33,580	44,750	16,278	16,969
Transfers between funds	2,218	6,816	(4,461)	39,210	(30,704)	8,736	(39,892)	(165,692)
Surrenders (note 6)	(556)	-	(9,756)	(121,127)	(97,801)	(63,248)	(39,330)	(61,820)
Death Benefits (note 4)	-	-	-	(3,338)	(15,717)	(31,863)	-	-
Net policy repayments (loans) (note 5)	622	(429)	(14,770)	20,366	(40,663)	(21,943)	8,401	(364)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(242)	(529)	(11,981)	(14,426)	(58,649)	(67,590)	(24,957)	(35,104)
Asset charges (note 3):
MSP contracts	-	-	-	-	(3,196)	(3,256)	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(2)	(1)	12	17	76	24	46	98

Net equity transactions	2,327	6,155	(30,846)	(69,389)	(213,074)	(134,390)	(79,454)	(245,913)

Net change in contract owners’ equity	2,487	7,170	(9,017)	(58,065)	(200,212)	(118,977)	(46,951)	(219,301)
Contract owners’ equity beginning of period	13,712	6,542	232,260	290,325	1,438,170	1,557,147	767,133	986,434

Contract owners’ equity end of period	$16,199	13,712	223,243	232,260	1,237,958	1,438,170	720,182	767,133

CHANGES IN UNITS:
Beginning units	2,186	1,195	19,555	25,040	116,237	127,195	67,610	88,806
Units purchased	492	1,158	928	4,503	4,733	6,178	2,470	2,628
Units redeemed	(137)	(167)	(3,448)	(9,988)	(22,060)	(17,136)	(9,287)	(23,824)

Ending units	2,541	2,186	17,035	19,555	98,910	116,237	60,793	67,610

	GVGMNS		PVEIB		PVGOB		PVTIGB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$22	(52)	(359)	-	(1,861)	(211)	3,964	5,476
Realized gain (loss) on investments	80	(82)	1,494	-	8,086	94	(37)	(20,265)
Change in unrealized gain (loss) on investments	628	482	11,841	-	99,049	2,455	47,697	3,073
Reinvested capital gains	1,037	-	-	-	5,352	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,767	348	12,976	-	110,626	2,338	51,624	(11,716)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,019	1,019	1,708	-	19,950	923	6,792	6,954
Transfers between funds	30,476	-	166,373	-	166,404	343,261	21,668	(21,171)
Surrenders (note 6)	-	-	(4,758)	-	(12,917)	1	(1,470)	(22,038)
Death Benefits (note 4)	-	-	-	-	(22,103)	-	-	-
Net policy repayments (loans) (note 5)	-	-	15	-	(347)	(4,388)	25,340	1,586
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,542)	(1,375)	(4,026)	-	(23,439)	(2,296)	(11,573)	(11,909)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	(113)	(101)
Adjustments to maintain reserves	7	4	696	-	10	(6)	24	9

Net equity transactions	29,960	(352)	160,008	-	127,558	337,495	40,668	(46,670)

Net change in contract owners’ equity	31,727	(4)	172,984	-	238,184	339,833	92,292	(58,386)
Contract owners’ equity beginning of period	10,061	10,065	-	-	339,833	-	182,336	240,722

Contract owners’ equity end of period	$41,788	10,061	172,984	-	578,017	339,833	274,628	182,336

CHANGES IN UNITS:
Beginning units	873	904	-	-	33,522	-	9,294	11,932
Units purchased	2,443	93	16,276	-	16,270	34,283	2,984	584
Units redeemed	(126)	(124)	(998)	-	(6,014)	(761)	(1,185)	(3,222)

Ending units	3,190	873	15,278	-	43,778	33,522	11,093	9,294

	RVARS		TRHS2		TRLT2		VWBF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(256)	(180)	(22,079)	(25,693)	846	775	17,404	(7,230)
Realized gain (loss) on investments	105	(75)	(7,793)	102,736	(1)	(926)	(40,631)	(48,685)
Change in unrealized gain (loss) on investments	2,468	(107)	906,556	(800,925)	(312)	769	138,623	114,888
Reinvested capital gains	-	-	206,365	34,740	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,317	(362)	1,083,049	(689,142)	533	618	115,396	58,973

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	676	367	154,507	266,832	-	-	43,132	51,909
Transfers between funds	101,846	599	(436,460)	(559,948)	12,315	2,624	10,914	(12,546)
Surrenders (note 6)	(984)	-	(129,958)	(435,848)	-	-	(83,396)	(39,911)
Death Benefits (note 4)	-	-	(10,428)	(45,205)	-	-	(19,045)	(6,175)
Net policy repayments (loans) (note 5)	(4,034)	(7,873)	62,600	(5,389)	-	-	8,780	20,541
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(932)	(967)	(228,088)	(311,332)	(743)	(2,634)	(70,608)	(72,337)
Asset charges (note 3):
MSP contracts	-	-	(4,418)	(3,914)	-	-	(380)	(351)
SL contracts or LSFP contracts	-	-	-	-	(208)	(218)	(116)	(113)
Adjustments to maintain reserves	(4)	(2)	(15)	80	(3)	9	37	7

Net equity transactions	96,568	(7,876)	(592,260)	(1,094,724)	11,361	(219)	(110,682)	(58,976)

Net change in contract owners’ equity	98,885	(8,238)	490,789	(1,783,866)	11,894	399	4,714	(3)
Contract owners’ equity beginning of period	42,171	50,409	4,473,261	6,257,127	62,568	62,169	1,042,933	1,042,936

Contract owners’ equity end of period	$141,056	42,171	4,964,050	4,473,261	74,462	62,568	1,047,647	1,042,933

CHANGES IN UNITS:
Beginning units	4,053	4,795	151,368	188,201	4,798	4,821	46,834	49,553
Units purchased	9,565	1,613	7,747	9,875	938	196	2,764	3,384
Units redeemed	(479)	(2,355)	(26,629)	(46,708)	(72)	(219)	(7,321)	(6,103)

Ending units	13,139	4,053	132,486	151,368	5,664	4,798	42,277	46,834

	VWEM		VWHA		WRASP		WRHIP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,348)	(1,073)	(19,361)	(6,253)	17,120	1,549	32,101	41,034
Realized gain (loss) on investments	(56,708)	(207,266)	(429,998)	(741,739)	(66,986)	(89,465)	(16,494)	(18,017)
Change in unrealized gain (loss) on investments	1,678,155	165,235	313,797	2,073,851	331,752	26,429	26,030	76,337
Reinvested capital gains	-	19,742	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,620,099	(23,362)	(135,562)	1,325,859	281,886	(61,487)	41,637	99,354

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	111,046	107,005	114,515	166,887	68,890	84,409	21,384	12,606
Transfers between funds	163,918	(118,942)	(330,713)	247,699	(132,506)	(257,817)	(158,049)	123,209
Surrenders (note 6)	(234,376)	(117,628)	(164,096)	(366,453)	(310,121)	(31,773)	(11,294)	(58,560)
Death Benefits (note 4)	(494,218)	(6,046)	(146,733)	(7,824)	(11,820)	(38,889)	-	(1,899)
Net policy repayments (loans) (note 5)	39,030	(26,859)	31,048	3,737	26,774	20,281	13,212	11,638
Deductions for surrender charges (note 2)	(45)	(32)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(192,166)	(185,190)	(176,708)	(209,135)	(71,643)	(77,816)	(36,992)	(38,777)
Asset charges (note 3):
MSP contracts	(1,375)	(1,223)	(1,718)	(1,735)	(776)	(1,066)	-	-
SL contracts or LSFP contracts	(992)	(935)	(525)	(465)	-	-	-	-
Adjustments to maintain reserves	(10)	67	(147)	3,605	18	26	9	11

Net equity transactions	(609,188)	(349,783)	(675,077)	(163,684)	(431,184)	(302,645)	(171,730)	48,228

Net change in contract owners’ equity	1,010,911	(373,145)	(810,639)	1,162,175	(149,298)	(364,132)	(130,093)	147,582
Contract owners’ equity beginning of period	3,662,307	4,035,452	4,362,160	3,199,985	1,776,643	2,140,775	753,710	606,128

Contract owners’ equity end of period	$4,673,218	3,662,307	3,551,521	4,362,160	1,627,345	1,776,643	623,617	753,710

CHANGES IN UNITS:
Beginning units	142,846	156,813	109,288	112,466	121,332	141,615	57,879	53,801
Units purchased	13,592	6,603	10,858	14,996	5,748	6,934	3,030	9,026
Units redeemed	(35,198)	(20,570)	(30,574)	(18,174)	(32,583)	(27,217)	(15,777)	(4,948)

Ending units	121,240	142,846	89,572	109,288	94,497	121,332	45,132	57,879

	WRMCG		SVDF		SVOF		WFVSCG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,954)	(1,456)	(5,304)	(4,949)	(994)	19,477	(1,727)	(1,696)
Realized gain (loss) on investments	(1,391)	(9,894)	3,080	(3,951)	122,604	73,610	(11,710)	(39,311)
Change in unrealized gain (loss) on investments	80,296	9,310	142,244	(1,619)	16,449	(83,504)	78,106	23,152
Reinvested capital gains	11,259	14,594	37,662	48,360	104,538	139,265	9,148	30,618

Net increase (decrease) in contract owners’ equity resulting from operations	88,210	12,554	177,682	37,841	242,597	148,848	73,817	12,763

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	7,968	5,784	4,073	4,917	7,920	8,834	8,598	9,713
Transfers between funds	(1,732)	63,427	(3,149)	415	(119,649)	(3,082)	(17,612)	(39,306)
Surrenders (note 6)	(685)	(31,653)	(167,653)	(83,707)	(90,844)	(112,132)	(12,494)	(39,037)
Death Benefits (note 4)	-	-	(14,381)	-	(4,884)	(36,218)	(24,620)	(570)
Net policy repayments (loans) (note 5)	(4,573)	(755)	5,996	2,691	249	15,881	(1,222)	(2,123)
Deductions for surrender charges (note 2)	-	-	-	-	-	(10)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(9,362)	(8,281)	(15,866)	(17,112)	(29,389)	(53,964)	(15,217)	(20,276)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	(99)	(160)
SL contracts or LSFP contracts	-	-	(591)	(560)	(1,392)	(1,903)	-	-
Adjustments to maintain reserves	3	15	1,091	(997)	2,769	1,558	29	(27)

Net equity transactions	(8,381)	28,537	(190,480)	(94,353)	(235,220)	(181,036)	(62,637)	(91,786)

Net change in contract owners’ equity	79,829	41,091	(12,798)	(56,512)	7,377	(32,188)	11,180	(79,023)
Contract owners’ equity beginning of period	340,508	299,417	686,884	743,396	1,407,034	1,439,222	334,640	413,663

Contract owners’ equity end of period	$420,337	340,508	674,086	686,884	1,414,411	1,407,034	345,820	334,640

CHANGES IN UNITS:
Beginning units	24,509	22,753	18,245	20,962	45,057	49,909	13,108	17,346
Units purchased	1,294	5,686	452	496	405	464	1,425	551
Units redeemed	(1,839)	(3,930)	(5,137)	(3,213)	(4,538)	(5,316)	(3,698)	(4,789)

Ending units	23,964	24,509	13,560	18,245	40,924	45,057	10,835	13,108

	PVGIB		IDPG		PVTVB		CAF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,753	1,081	-	(15)	-	2,606	-	(6,497)
Realized gain (loss) on investments	(3,673)	(1,136)	-	(9,064)	-	(60,618)	-	4,514,103
Change in unrealized gain (loss) on investments	(4,360)	9,023	-	6,310	-	35,794	-	(5,721,284)
Reinvested capital gains	10,709	2,745	-	-	-	15,335	-	1,125,493

Net increase (decrease) in contract owners’ equity resulting from operations	4,429	11,713	-	(2,769)	-	(6,883)	-	(88,185)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	(4,394)	4,533	-	-	-	12,968	-	251,864
Transfers between funds	(92,850)	(988)	-	(150,654)	-	(523,299)	-	(13,343,497)
Surrenders (note 6)	(3,324)	(331)	-	-	-	(2,747)	-	(161,197)
Death Benefits (note 4)	-	-	-	-	-	(5,189)	-	(13,105)
Net policy repayments (loans) (note 5)	(691)	(6,049)	-	-	-	(14,519)	-	58,877
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(2,880)	(7,540)	-	(237)	-	(16,820)	-	(303,455)
Asset charges (note 3):
MSP contracts	-	(20)	-	-	-	(19)	-	(888)
SL contracts or LSFP contracts	(3)	(8)	-	-	-	(6)	-	(659)
Adjustments to maintain reserves	6,416	11	-	-	-	(8)	-	(2,467)

Net equity transactions	(97,726)	(10,392)	-	(150,891)	-	(549,639)	-	(13,514,527)

Net change in contract owners’ equity	(93,297)	1,321	-	(153,660)	-	(556,522)	-	(13,602,712)
Contract owners’ equity beginning of period	93,297	91,976	-	153,660	-	556,522	-	13,602,712

Contract owners’ equity end of period	$-	93,297	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	3,854	4,323	-	15,862	-	23,414	-	415,809
Units purchased	88	619	-	-	-	866	-	9,679
Units redeemed	(3,942)	(1,088)	-	(15,862)	-	(24,280)	-	(425,488)

Ending units	-	3,854	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-2 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in the following:

AB FUNDS

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)*

BLACKROCK FUNDS

Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)

Global Allocation V.I. Fund - Class II (MLVGA2)

DELAWARE FUNDS BY MACQUARIE

VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA VA Global Moderate Allocation Portfolio: Institutional Class Shares (DFVGMI)*

VA Inflation-Protected Securities Portfolio (DFVIPS)

DREYFUS CORPORATION

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio - Initial Shares (DSC)

Growth and Income Portfolio - Initial Shares (DGI)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Global Income Builder VIP - Class A (DSGIBA)

FEDERATED INVESTORS

Managed Tail Risk Fund II - Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Real Estate Portfolio - Service Class (FRESS)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Contrafund(R) Portfolio - Initial Class (FCP)*

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Opportunities Portfolio - Initial Class (FGOP)*

VIP Growth Portfolio - Initial Class (FGP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

INVESCO INVESTMENTS

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)

VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Institutional Shares (JAEI)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)

Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)

Value Series - Initial Class (MVFIC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)*

NVIT Investor Destinations Managed Growth Class I (IDPG)*

NVIT Cardinal Managed Growth and Income Class I (NCPGI)*

NVIT Cardinal Managed Growth Class I (NCPG)*

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)*

OPPENHEIMER FUNDS

Capital Income Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

PIMCO FUNDS

All Asset Portfolio - Administrative Class (PMVAAA)

CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

PUTNAM INVESTMENTS

VT Equity Income Fund: Class IB (PVEIB)

VT Growth Opportunities Fund: Class IB (PVGOB)

VT International Equity Fund: Class IB (PVTIGB)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2017, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge (includes any Administrative Expense and Premium Expense Charges) - assessed through a redemption of units	Equal, on an annual basis, to 0.50% - 1.60% of the daily value of the assets invested in each fund
Sales Charge - assessed through a deduction from premium payments	0.0% - 9.5% of each premium paid
Premium Tax Charge - assessed through a deduction from premium payments	0.04% - 3.50% of each premium payment
Short-Term Trading Fee - assessed through a redemption of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a redemption of units	Varies widely based on the underwriting characteristics of the insured
Administrative Charge - assessed through a redemption of units	$7.50 - $80 per policy, per month; in some products .25% - .40% of the subaccount assets
Increase Charge	$0.17 per $1,000 of specified amount increase
Surrender Charge - assessed through a redemption of units	$0.00 - $27.94 per $1,000 of a policy’s specified amount; in single premium policies 0.0% - 10% - of the premium surrendered
Policy Loan Interest Charge - assessed through a redemption of units	6% of an outstanding policy loan
Illustration/Partial Surrender Fees - assessed through a redemption of units	$25.00 per request
Rider Charges - assessed through a redemption of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.02 - $5.73 per $1,000 of the rider’s net amount risk
Guaranteed Minimum Death Benefit Rider	$0.01 -$4.17 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount
Base Insured Term Rider Charge	$0.02 - $83.34 per $1,000 of the rider’s death benefit
Estate Protection Rider Charge	$0.01 - $83.34 per $1,000 of a rider death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy specified amount

For the periods ended December 31, 2017 and 2016, total front-end sales charge deductions were $1,228,999 and $1,318,877, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For modified single premium policies, the Company deducts a charge equal to an annualized rate of 0.90%. For flexible premium policies, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through nine. After the ninth year, the annualized rate is 0.80% on the first $25,000 of cash value and 0.50% on additional cash value. For last survivor flexible premium policies, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels. For last survivor flexible premium policies issued in New York, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten and 0.50% thereafter, regardless of cash value. This charge is assessed monthly by liquidating units.

For single premium policies issued prior to April 16, 1990, the Company deducts a charge equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium policies issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. For multiple payment policies, the Company deducts a charge equal to an annualized rate of 0.80%. For flexible premium and Variable Executive Life policies, the charge is equal to an annualized rate of 0.80% during the first ten policy years, and 0.50% thereafter. This charge is assessed through a reduction in the unit value.

The following table provides mortality and expense risk charges by policy type for those charges that are assessed through a reduction in the unit value for the period ended December 31, 2017:

	Total	ALVGIA	ALVSVA	ACVB	ACVCA	ACVIG
Variable Executive Life	12,236	-	-	-	-	-
Multiple Payment	2,063	-	-	-	83	-
Single Premium issue prior to April 16 1990	2,306	-	-	-	234	-
Flexible Premium VUL	2,842,285	1,772	5,418	17,778	93	6,441
Single Premium issue after to April 16 1990	354,506	-	-	18,175	10,461	2,659

Total	3,213,396	1,772	5,418	35,953	10,871	9,100

	ACVIP2	ACVI	ACVMV1	ACVU1	BRVHYI	MLVGA2
Variable Executive Life	92	-	-	-	-	38
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	3,930	138	13,534	-	10	13,621
Single Premium issue after to April 16 1990	-	1,092	-	4,515	-	-

Total	4,022	1,230	13,534	4,515	10	13,659

	DWVSVS	DFVIPS	DVSCS	DSIF	DSRG	DCAP
Variable Executive Life	-	-	-	566	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	2,912	994	9,255	199,599	37,668	15,676
Single Premium issue after to April 16 1990	-	-	3,657	21,453	1,633	3,144

Total	2,912	994	12,912	221,618	39,301	18,820

	DSC	DGI	DSGIBA	FVCA2P	FQB	FEIP
Variable Executive Life	-	12	-	-	-	1,702
Multiple Payment	-	-	-	-	-	320
Single Premium issue prior to April 16 1990	-	-	-	-	-	187
Flexible Premium VUL	1,802	6,092	307	386	3,429	184,159
Single Premium issue after to April 16 1990	-	1,054	-	-	3,277	25,503

Total	1,802	7,158	307	386	6,706	211,871

	FHIP	FRESS	FAMP	FNRS2	FF10S	FF20S
Variable Executive Life	191	-	30	-	-	-
Multiple Payment	86	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	309	-	-	-
Flexible Premium VUL	40,086	32	44,436	7,276	2,177	7,518
Single Premium issue after to April 16 1990	7,913	-	16,186	-	-	-

Total	48,276	32	60,961	7,276	2,177	7,518

	FF30S	FGP	FIGBS	FMCS	FOP	FOS
Variable Executive Life	-	2,428	25	-	10	79
Multiple Payment	-	1,057	-	-	299	-
Single Premium issue prior to April 16 1990	-	1,030	-	-	-	-
Flexible Premium VUL	6,882	306,412	9,346	34,100	16,932	20,312
Single Premium issue after to April 16 1990	-	39,293	-	-	7,552	-

Total	6,882	350,220	9,371	34,100	24,793	20,391

	FVSS	FTVIS2	FTVRDI	FTVSVI	FTVDM2	TIF
Variable Executive Life	-	40	-	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	2,949	6,442	20,089	13,190	4,203	329
Single Premium issue after to April 16 1990	1,096	-	-	-	-	-

Total	4,045	6,482	20,089	13,190	4,203	329

	TIF2	FTVGI2	FTVFA2	ACEG	AVMCCI	IVKMG1
Variable Executive Life	-	89	-	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	5,213	9,931	1,402	394	86	1,292
Single Premium issue after to April 16 1990	-	-	-	-	-	-

Total	5,213	10,020	1,402	394	86	1,292

	IVBRA1	JABS	JAEI	JACAS	JAGTS	JAIGS
Variable Executive Life	-	-	-	-	55	13
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	834	6,545	265	15,518	10,886	11,283
Single Premium issue after to April 16 1990	-	-	-	4,910	3,942	7,809

Total	834	6,545	265	20,428	14,883	19,105

	LOVTRC	MV2IGI	MNDIC	MVFIC	MSVFI	MSEM
Variable Executive Life	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	5,780	1,131	647	15,831	1,323	3,562
Single Premium issue after to April 16 1990	-	-	-	-	-	375

Total	5,780	1,131	647	15,831	1,323	3,937

	MSVRE	NVBX	NVIX	NVAMV1	GVAAA2	GVABD2
Variable Executive Life	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	4	1,650	768	29,760	15,202	2,395
Single Premium issue after to April 16 1990	7,309	-	-	6,105	-	-

Total	7,313	1,650	768	35,865	15,202	2,395

	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GIG
Variable Executive Life	-	26	-	-	22	66
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	8,857	10,975	3,619	4,248	8,195	17,709
Single Premium issue after to April 16 1990	-	-	-	-	2,498	182

Total	8,857	11,001	3,619	4,248	10,715	17,957

	NVNMO1	NVNSR1	NVCRA1	NVCRB1	NVCCA1	NVCCN1
Variable Executive Life	283	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	69,457	622	1,585	2,170	3,419	306
Single Premium issue after to April 16 1990	643	-	-	-	-	-

Total	70,383	622	1,585	2,170	3,419	306

	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF
Variable Executive Life	-	-	-	-	-	1,278
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	24
Flexible Premium VUL	5,326	4,273	536	1,697	661	286,596
Single Premium issue after to April 16 1990	-	-	-	1,942	-	8,265

Total	5,326	4,273	536	3,639	661	296,163

	GBF	GVIX2	GVIDA	NVDBL2	NVDCA2	GVIDC
Variable Executive Life	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	14	-	-	-	-	-
Flexible Premium VUL	21,878	1,444	11,209	1,184	658	1,121
Single Premium issue after to April 16 1990	4,647	-	179	-	-	1,112

Total	26,539	1,444	11,388	1,184	658	2,233

	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1
Variable Executive Life	-	184	-	94	530	-
Multiple Payment	-	-	-	-	32	-
Single Premium issue prior to April 16 1990	-	-	-	-	24	-
Flexible Premium VUL	12,961	21,901	3,559	26,723	49,774	19,846
Single Premium issue after to April 16 1990	1,615	4,089	3,903	6,268	25,744	2,027

Total	14,576	26,174	7,462	33,085	76,104	21,873

	GVDIVI	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF
Variable Executive Life	-	-	-	309	-	15
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	2,190	8,299	6,174	155,745	125,532	7,258
Single Premium issue after to April 16 1990	-	470	484	740	1,664	158

Total	2,190	8,769	6,658	156,794	127,196	7,431

	SCVF	SCF	MSBF	NVSTB2	NVOLG1	NVTIV3
Variable Executive Life	51	1,569	-	-	850	-
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	20,610	77,772	4,484	1,186	301,692	945
Single Premium issue after to April 16 1990	2,305	3,317	2,656	-	20,184	-

Total	22,966	82,658	7,140	1,186	322,726	945

	EIF	NVRE1	NVLCAP	NVLMP	NVSIX2	GVEX1
Variable Executive Life	-	198	-	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	3,913	36,316	717	212	1,039	15,336
Single Premium issue after to April 16 1990	-	1,492	-	-	-	-

Total	3,913	38,006	717	212	1,039	15,336

	AMTB	AMGP	AMCG	AMMCGS	AMTP	AMSRS
Variable Executive Life	59	-	-	30	-	-
Multiple Payment	-	-	167	-	-	-
Single Premium issue prior to April 16 1990	-	-	244	-	-	-
Flexible Premium VUL	5,357	-	29	602	26	3,601
Single Premium issue after to April 16 1990	1,992	671	6,392	-	6,448	-

Total	7,408	671	6,832	632	6,474	3,601

	NOTB3	NOTG3	OVMS	OVB	OVGS	OVIG
Variable Executive Life	-	-	4	-	1,222	-
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	95	17	25,460	13,155	101,282	731
Single Premium issue after to April 16 1990	-	-	3,362	3,811	10,031	-

Total	95	17	28,826	16,966	112,535	731

	OVGI	OVSC	OVAG	OVSB	PMVAAA	PMVRSA
Variable Executive Life	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	6,153	6,394	5,118	992	2,319	67
Single Premium issue after to April 16 1990	183	-	1,575	-	-	-

Total	6,336	6,394	6,693	992	2,319	67

	PMVFBA	PMVLDA	PMVTRA	GVGMNS	PVEIB	PVGOB
Variable Executive Life	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	1,120	4,966	3,843	100	359	2,276
Single Premium issue after to April 16 1990	-	-	-	-	-	-

Total	1,120	4,966	3,843	100	359	2,276

	PVTIGB	RVARS	TRHS2	VWBF	VWEM	VWHA
Variable Executive Life	-	-	-	43	20	13
Multiple Payment	-	-	-	19	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-
Flexible Premium VUL	1,083	256	22,079	3,464	17,959	15,607
Single Premium issue after to April 16 1990	-	-	-	3,571	2,394	3,741

Total	1,083	256	22,079	7,097	20,373	19,361

	WRASP	WRHIP	WRMCG	SVDF	SVOF	WFVSCG
Variable Executive Life	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	240	-
Flexible Premium VUL	8,792	3,636	1,954	-	116	1,727
Single Premium issue after to April 16 1990	-	-	-	5,304	9,334	-

Total	8,792	3,636	1,954	5,304	9,690	1,727

	PVGIB
Variable Executive Life	-
Multiple Payment	-
Single Premium issue prior to April 16 1990	-
Flexible Premium VUL	194
Single Premium issue after to April 16 1990	-

Total	194

(4) Death Benefits

Death benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow up to 90.00% (50% during first year of single and modified single premium policies) of a policy’s cash surrender value. For single premium policies issued prior to April 16, 1990, 6.50% interest is due and payable annually in advance of the policy anniversary date. For single premium policies issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium policies, 6.00% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar policy (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $22,745,228 and $22,324,321, respectively, and total transfers from the Separate Account to the fixed account were $15,807,365 and $28,868,044, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$648,047,772	$-	$-	$648,047,772

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VPS Growth and Income Portfolio - Class A (ALVGIA)	$49,215	$48,731
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	1	163
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	112,961	305,116
VP Balanced Fund - Class I (ACVB)	668,619	452,181
VP Capital Appreciation Fund - Class I (ACVCA)	205,272	185,872
VP Income & Growth Fund - Class I (ACVIG)	124,663	756,927
VP Inflation Protection Fund - Class II (ACVIP2)	77,624	96,776
VP International Fund - Class I (ACVI)	26,757	168,781
VP Mid Cap Value Fund - Class I (ACVMV1)	513,928	1,103,578
VP Ultra(R) Fund - Class I (ACVU1)	650,386	6,824
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)	11,085	1,276
Global Allocation V.I. Fund - Class II (MLVGA2)	233,298	542,277
VIP Small Cap Value Series: Service Class (DWVSVS)	368,983	371,435
VA Inflation-Protected Securities Portfolio (DFVIPS)	219,871	27,004
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	659,424	1,004,799
Stock Index Fund, Inc. - Initial Shares (DSIF)	2,062,924	4,935,235
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	583,682	540,333

Appreciation Portfolio - Initial Shares (DCAP)	$840,223	$733,292
Opportunistic Small Cap Portfolio - Initial Shares (DSC)	135,260	233,529
Growth and Income Portfolio - Initial Shares (DGI)	107,262	167,789
Global Income Builder VIP - Class A (DSGIBA)	124,759	2,265
Managed Tail Risk Fund II - Primary Shares (FVCA2P)	6,981	37,459
Quality Bond Fund II - Primary Shares (FQB)	113,367	128,360
Equity-Income Portfolio - Initial Class (FEIP)	1,649,435	4,382,936
High Income Portfolio - Initial Class (FHIP)	827,411	1,693,135
VIP Real Estate Portfolio - Service Class (FRESS)	12,727	235
VIP Asset Manager Portfolio - Initial Class (FAMP)	1,453,031	856,758
VIP Energy Portfolio - Service Class 2 (FNRS2)	95,012	358,484
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	27,177	33,030
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	94,568	149,442
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	193,346	158,426
VIP Growth Portfolio - Initial Class (FGP)	5,164,131	5,720,635
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	274,778	290,153
VIP Mid Cap Portfolio - Service Class (FMCS)	494,892	965,959
VIP Overseas Portfolio - Initial Class (FOP)	138,939	519,937
VIP Overseas Portfolio - Service Class (FOS)	239,823	311,768
VIP Value Strategies Portfolio - Service Class (FVSS)	267,967	126,092
Franklin Income Securities Fund - Class 2 (FTVIS2)	303,529	271,748
Rising Dividends Securities Fund - Class 1 (FTVRDI)	593,976	831,361
Small Cap Value Securities Fund - Class 1 (FTVSVI)	339,030	365,255
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	223,819	109,684
Templeton Foreign Securities Fund - Class 1 (TIF)	3,380	17,615
Templeton Foreign Securities Fund - Class 2 (TIF2)	314,274	333,905
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	406,205	411,804
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	29,701	20,649
VI American Franchise Fund - Series I Shares (ACEG)	217,112	203,391
VI Value Opportunities Fund - Series I Shares (AVBVI)	213	1,262
VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)	28,338	566
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	106,496	75,893
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)	39,074	54,605
Balanced Portfolio: Service Shares (JABS)	210,001	160,725
Enterprise Portfolio: Institutional Shares (JAEI)	317,774	945
Forty Portfolio: Service Shares (JACAS)	598,292	919,983
Global Technology Portfolio: Service Shares (JAGTS)	1,331,797	890,915
Overseas Portfolio: Service Shares (JAIGS)	798,327	415,957
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	106,436	25,648
Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)	110,585	120,569
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	30,656	38,539
Value Series - Initial Class (MVFIC)	394,878	178,731
Core Plus Fixed Income Portfolio - Class I (MSVFI)	43,339	39,965
Emerging Markets Debt Portfolio - Class I (MSEM)	109,507	198,659
U.S. Real Estate Portfolio - Class I (MSVRE)	36,427	421,639
NVIT Bond Index Fund Class I (NVBX)	119,462	57,979
NVIT International Index Fund Class I (NVIX)	93,850	42,606
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	651,657	1,156,765
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	427,970	119,784
American Funds NVIT Bond Fund - Class II (GVABD2)	48,606	18,530
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	491,985	378,424
American Funds NVIT Growth Fund - Class II (GVAGR2)	332,015	180,748
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	134,332	26,785
Federated NVIT High Income Bond Fund - Class I (HIBF)	119,166	97,484
NVIT Emerging Markets Fund - Class I (GEM)	443,283	975,357
NVIT International Equity Fund - Class I (GIG)	265,016	349,755
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	611,959	2,149,101
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	22,321	10,273
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	29,818	28,184
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	28,978	17,723
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	79,076	100,327
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	7,980	24,633
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	97,723	85,822
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	216,362	239,287
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	14,411	11,755
NVIT Core Bond Fund - Class I (NVCBD1)	79,803	69,535

NVIT Core Plus Bond Fund - Class I (NVLCP1)	$24,792	$13,561
NVIT Nationwide Fund - Class I (TRF)	636,649	4,435,535
NVIT Government Bond Fund - Class I (GBF)	197,076	456,918
NVIT International Index Fund - Class II (GVIX2)	79,730	32,878
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	479,774	354,322
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	25,147	12,078
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	34,519	16,602
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	31,483	117,308
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	332,947	560,190
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	515,698	413,651
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	84,567	129,035
NVIT Mid Cap Index Fund - Class I (MCIF)	620,549	769,815
NVIT Money Market Fund - Class I (SAM)	5,667,546	5,822,950
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	219,376	444,188
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	66,260	65,523
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	600,422	232,105
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	399,094	430,163
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	1,958,925	2,890,628
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	1,609,924	2,674,489
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	449,517	153,960
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	707,352	942,298
NVIT Multi-Manager Small Company Fund - Class I (SCF)	1,249,992	1,628,502
NVIT Multi-Sector Bond Fund - Class I (MSBF)	82,879	143,852
NVIT Short Term Bond Fund - Class II (NVSTB2)	6,455	396,524
NVIT Large Cap Growth Fund - Class I (NVOLG1)	2,045,562	5,699,680
Templeton NVIT International Value Fund - Class III (NVTIV3)	13,789	57,738
Invesco NVIT Comstock Value Fund - Class I (EIF)	69,891	99,075
NVIT Real Estate Fund - Class I (NVRE1)	350,771	1,580,286
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	60,080	34,766
Loring Ward NVIT Moderate Fund - Class P (NVLMP)	117,143	944
NVIT Small Cap Index Fund Class II (NVSIX2)	86,803	69,220
NVIT S&P 500 Index Fund Class I (GVEX1)	714,558	816,306
Short Duration Bond Portfolio - I Class Shares (AMTB)	172,041	166,972
Guardian Portfolio - I Class Shares (AMGP)	10,992	11,672
International Portfolio - S Class Shares (AMINS)	145	322
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	47,636	221,820
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	4,864	62,804
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	385,616	170,564
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)	100	3,484
Socially Responsive Portfolio - I Class Shares (AMSRS)	32,386	82,699
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)	36,008	37,222
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	33	107
Capital Income Fund/VA - Non-Service Shares (OVMS)	144,768	583,194
Core Bond Fund/VA - Non-Service Shares (OVB)	147,586	364,688
Global Securities Fund/VA - Non-Service Shares (OVGS)	737,221	2,275,721
International Growth Fund/VA - Non-Service Shares (OVIG)	134,968	7,930
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	81,018	212,170
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	95,077	454,020
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	236,204	202,621
Global Strategic Income Fund/VA - Non-service Shares (OVSB)	72,933	10,943
All Asset Portfolio - Administrative Class (PMVAAA)	159,079	104,866
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	13,301	9,506
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	10,131	38,612
Low Duration Portfolio - Administrative Class (PMVLDA)	55,131	255,592
Total Return Portfolio - Administrative Class (PMVTRA)	40,306	108,371
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	32,652	1,639
VT Equity Income Fund: Class IB (PVEIB)	260,062	100,415
VT Growth Opportunities Fund: Class IB (PVGOB)	190,116	59,076
VT International Equity Fund: Class IB (PVTIGB)	64,289	19,681
Variable Fund - Multi-Hedge Strategies (RVARS)	102,364	6,047
Health Sciences Portfolio - II (TRHS2)	853,942	1,261,829
Limited-Term Bond Portfolio - II (TRLT2)	13,110	900
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	45,260	138,556
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	426,382	1,036,781
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	242,936	936,992
Variable Insurance Portfolios - Asset Strategy (WRASP)	95,060	509,122

Variable Insurance Portfolios - High Income (WRHIP)	$348,063	$487,690
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	32,127	31,199
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	45,111	204,302
Advantage VT Opportunity Fund - Class 2 (SVOF)	142,534	276,657
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	59,173	114,418
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)	13,849	99,118

	$54,962,565	$81,833,274

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and policy expense rates for variable life policies as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

VPS Growth and Income Portfolio - Class A (ALVGIA)
2017	0.00% to 0.80%	11,414	$ 36.19 to $ 32.18	$ 384,234	1.43%	18.92% to 17.98%
2016	0.00% to 0.80%	12,562	30.43 to 27.28	356,845	1.05%	11.30% to 10.42%
2015	0.00% to 0.80%	12,235	27.34 to 24.70	313,874	1.36%	1.70% to 0.89%
2014	0.00% to 0.80%	15,203	26.88 to 24.49	384,461	1.18%	9.54% to 8.67%
2013	0.00% to 0.80%	32,892	24.54 to 22.53	764,323	1.00%	34.96% to 33.89%
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2017	0.80%	1	13.51	14	1.22%	13.76%
2016	0.80%	14	11.87	166	0.67%	2.77%
2015	0.80%	43	11.55	497	0.76%	-1.88%
2014	0.80%	77	11.77	907	0.83%	3.62%
2013	0.50%	441	11.42	5,037	0.37%	11.75%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2017	0.00% to 0.80%	22,186	52.47 to 46.66	1,084,321	0.44%	13.15% to 12.25%
2016	0.00% to 0.80%	27,662	46.38 to 41.57	1,199,444	0.67%	25.09% to 24.09%
2015	0.00% to 0.80%	30,399	37.07 to 33.50	1,059,432	0.77%	-5.49% to -6.24%
2014	0.00% to 0.80%	35,245	39.23 to 35.73	1,304,186	0.72%	9.20% to 8.33%
2013	0.00% to 0.80%	33,478	35.92 to 32.98	1,140,255	0.61%	38.06% to 36.96%
VP Balanced Fund - Class I (ACVB)
2017	0.00% to 1.00%	176,047	40.17 to 20.57	5,781,607	1.56%	13.91% to 12.78%
2016	0.00% to 1.00%	178,035	35.27 to 18.24	5,146,349	1.58%	6.99% to 5.93%
2015	0.00% to 1.00%	185,739	32.96 to 17.22	5,191,580	1.77%	-2.57% to -3.54%
2014	0.00% to 1.00%	202,718	33.83 to 17.85	6,313,545	1.53%	9.85% to 8.76%
2013	0.00% to 1.30%	173,234	30.80 to 32.31	5,192,773	1.61%	17.43% to 15.91%
VP Capital Appreciation Fund - Class I (ACVCA)
2017	0.00% to 1.00%	63,028	45.23 to 20.51	1,590,508	0.00%	21.79% to 20.58%
2016	0.00% to 1.00%	70,579	37.13 to 17.01	1,459,428	0.00%	3.23% to 2.20%
2015	0.00% to 1.00%	83,442	35.97 to 16.64	1,641,728	0.00%	1.93% to 0.92%
2014	0.00% to 1.00%	98,440	35.29 to 16.49	1,852,786	0.00%	8.14% to 7.06%
2013	0.00% to 1.30%	100,920	32.63 to 46.38	1,795,382	0.00%	30.92% to 29.23%
VP Income & Growth Fund - Class I (ACVIG)
2017	0.00% to 1.00%	58,537	31.34 to 21.28	1,660,296	2.25%	20.49% to 19.29%
2016	0.00% to 1.00%	94,337	26.01 to 17.84	2,054,209	2.36%	13.48% to 12.36%
2015	0.00% to 1.00%	100,085	22.92 to 15.87	1,942,153	2.07%	-5.62% to -6.56%
2014	0.00% to 1.00%	128,055	24.28 to 16.99	2,665,348	2.02%	12.50% to 11.38%
2013	0.00% to 1.00%	139,633	21.59 to 15.25	2,612,178	2.26%	35.82% to 34.47%
VP Inflation Protection Fund - Class II (ACVIP2)
2017	0.00% to 0.80%	62,077	16.85 to 14.98	984,277	2.61%	3.67% to 2.85%
2016	0.00% to 0.80%	64,675	16.25 to 14.57	993,812	1.85%	4.39% to 3.56%
2015	0.00% to 0.80%	72,248	15.57 to 14.06	1,069,079	1.96%	-2.47% to -3.25%
2014	0.00% to 0.80%	76,999	15.96 to 14.54	1,171,233	1.26%	3.30% to 2.48%
2013	0.00% to 0.80%	93,282	15.45 to 14.19	1,376,314	1.65%	-8.48% to -9.21%
VP International Fund - Class I (ACVI)
2017	0.00% to 1.00%	16,842	35.98 to 13.85	450,866	0.94%	31.21% to 29.90%
2016	0.00% to 1.00%	24,430	27.42 to 10.66	471,197	1.06%	-5.50% to -6.44%
2015	0.00% to 1.00%	26,275	29.02 to 11.39	531,437	0.33%	0.76% to -0.24%
2014	0.00% to 1.00%	31,160	28.80 to 11.42	498,337	1.68%	-5.51% to -6.45%
2013	0.00% to 1.00%	36,115	30.48 to 12.21	636,897	1.69%	22.41% to 21.19%
VP Mid Cap Value Fund - Class I (ACVMV1)
2017	0.00% to 0.80%	70,812	36.92 to 33.37	2,453,645	1.52%	11.69% to 10.81%
2016	0.00% to 0.80%	91,289	33.06 to 30.11	2,844,166	1.70%	22.85% to 21.88%
2015	0.00% to 0.80%	80,976	26.91 to 24.71	2,065,583	1.67%	-1.43% to -2.22%
2014	0.00% to 0.80%	83,768	27.30 to 25.27	2,179,777	1.16%	16.42% to 15.50%
2013	0.00% to 0.80%	85,896	23.45 to 21.88	1,928,977	1.27%	30.11% to 29.08%
VP Ultra(R) Fund - Class I (ACVU1)
2017	0.00% to 1.00%	28,800	30.93 to 26.45	762,578	0.02%	32.22% to 30.91%
2016	0.00% to 1.00%	809	23.39 to 20.20	17,047	0.76%	4.45% to 3.41%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.00% to 1.00%	8,573	22.40 to 19.53	172,130	0.57%	6.27% to 5.21%
2014	0.00% to 1.00%	11,928	21.07 to 18.57	222,110	0.43%	9.99% to 8.90%
2013	1.00%	10,891	17.05	185,678	0.31%	35.71%
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)
2017	0.50% to 0.80%	949	10.31 to 10.29	9,780	2.38%	3.07% to 2.87%	****
Global Allocation V.I. Fund - Class II (MLVGA2)
2017	0.00% to 0.80%	157,091	19.45 to 18.15	2,935,969	1.16%	13.74% to 12.84%
2016	0.00% to 0.80%	177,260	17.10 to 16.09	2,925,866	1.12%	3.96% to 3.13%
2015	0.00% to 0.80%	206,322	16.45 to 15.60	3,290,547	1.01%	-0.87% to -1.66%
2014	0.00% to 0.80%	196,223	16.60 to 15.86	3,171,176	1.93%	1.97% to 1.15%
2013	0.00% to 0.80%	229,979	16.28 to 15.68	3,659,868	1.06%	14.55% to 13.64%
VIP Small Cap Value Series: Service Class (DWVSVS)
2017	0.50% to 0.80%	28,703	17.45 to 17.21	500,688	0.80%	11.20% to 10.87%
2016	0.50% to 0.80%	30,134	15.69 to 15.52	472,696	0.51%	30.43% to 30.04%
2015	0.50% to 0.80%	17,292	12.03 to 11.94	208,032	0.40%	-6.93% to -7.21%
2014	0.50% to 0.80%	32,825	12.93 to 12.86	424,330	0.21%	5.09% to 4.78%
2013	0.50% to 0.80%	4,859	12.30 to 12.28	59,770	0.00%	23.01% to 22.76%	****
VA Inflation-Protected Securities Portfolio (DFVIPS)
2017	0.50%	21,031	10.22	214,986	2.71%	2.75%
2016	0.50%	2,258	9.95	22,463	1.21%	-0.52%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2017	0.00% to 1.00%	67,811	40.57 to 34.69	2,549,012	0.65%	12.40% to 11.29%
2016	0.00% to 1.00%	81,367	36.10 to 31.17	2,725,441	0.84%	25.73% to 24.48%
2015	0.00% to 1.00%	75,934	28.71 to 25.04	2,033,512	0.71%	-2.33% to -3.30%
2014	0.00% to 1.00%	78,085	29.40 to 25.90	2,154,442	0.59%	5.12% to 4.08%
2013	0.00% to 1.30%	98,177	27.96 to 24.03	2,585,388	1.04%	40.71% to 38.90%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2017	0.00% to 1.00%	746,832	58.22 to 21.12	48,222,612	1.70%	21.54% to 20.33%
2016	0.00% to 1.00%	823,181	47.90 to 17.55	44,003,898	2.01%	11.71% to 10.60%
2015	0.00% to 1.00%	896,681	42.88 to 15.87	43,486,411	1.81%	1.11% to 0.10%
2014	0.00% to 1.00%	986,251	42.41 to 15.86	47,380,837	1.74%	13.42% to 12.30%
2013	0.00% to 1.30%	1,090,770	37.39 to 43.10	46,315,443	1.83%	32.03% to 30.32%
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
2017	0.00% to 1.00%	140,984	41.26 to 14.10	7,221,620	1.15%	15.33% to 14.19%
2016	0.00% to 1.00%	151,270	35.77 to 12.35	6,723,873	1.30%	10.37% to 9.28%
2015	0.00% to 1.00%	164,369	32.41 to 11.30	6,674,816	1.07%	-3.19% to -4.16%
2014	0.00% to 1.00%	182,744	33.48 to 11.79	7,698,420	1.06%	13.45% to 12.32%
2013	0.00% to 1.00%	193,190	29.51 to 10.50	7,239,550	1.24%	34.34% to 33.01%
Appreciation Portfolio - Initial Shares (DCAP)
2017	0.00% to 1.00%	127,283	38.93 to 21.80	4,320,702	1.33%	27.33% to 26.07%
2016	0.00% to 1.00%	141,818	30.57 to 17.29	3,803,048	1.62%	7.90% to 6.83%
2015	0.00% to 1.00%	173,129	28.33 to 16.19	4,253,508	1.71%	-2.47% to -3.44%
2014	0.00% to 1.00%	191,958	29.05 to 16.77	4,872,602	1.84%	8.09% to 7.02%
2013	0.00% to 1.00%	212,115	26.87 to 15.67	5,025,341	1.94%	21.10% to 19.90%
Opportunistic Small Cap Portfolio - Initial Shares (DSC)
2017	0.00% to 0.80%	10,608	32.35 to 28.77	318,008	0.00%	24.68% to 23.69%
2016	0.00% to 0.80%	14,463	25.95 to 23.26	349,909	0.00%	17.07% to 16.14%
2015	0.00% to 0.80%	21,079	22.17 to 20.03	438,462	0.00%	-2.28% to -3.06%
2014	0.00% to 0.80%	14,106	22.68 to 20.66	301,521	0.00%	1.59% to 0.78%
2013	0.00% to 0.80%	28,819	22.33 to 20.50	608,716	0.00%	48.55% to 47.37%
Growth and Income Portfolio - Initial Shares (DGI)
2017	0.00% to 1.00%	47,631	37.71 to 21.18	1,559,084	0.74%	19.71% to 18.52%
2016	0.00% to 1.00%	51,914	31.50 to 17.87	1,428,081	1.20%	10.03% to 8.94%
2015	0.00% to 1.00%	58,822	28.63 to 16.40	1,482,509	0.85%	1.58% to 0.57%
2014	0.00% to 1.00%	63,074	28.18 to 16.31	1,571,310	0.78%	10.07% to 8.98%
2013	0.00% to 1.00%	70,468	25.61 to 14.96	1,588,414	0.91%	36.78% to 35.42%
Global Income Builder VIP - Class A (DSGIBA)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.50% to 0.80%	11,558	12.03 to 11.97	139,024	2.53%	15.96% to 15.61%
2016	0.50% to 0.80%	860	10.37 to 10.35	8,917	0.00%	3.73% to 3.53%	****
Managed Tail Risk Fund II - Primary Shares (FVCA2P)
2017	0.00% to 0.80%	7,176	18.30 to 16.27	127,321	1.63%	10.95% to 10.07%
2016	0.00% to 0.80%	9,131	16.49 to 14.79	145,161	1.73%	-4.20% to -4.96%
2015	0.00% to 0.80%	9,042	17.22 to 15.56	150,537	1.66%	-6.29% to -7.04%
2014	0.00% to 0.80%	9,062	18.37 to 16.73	161,462	1.69%	-0.97% to -1.76%
2013	0.00% to 0.80%	8,972	18.55 to 17.03	161,926	1.20%	16.45% to 15.52%
Quality Bond Fund II - Primary Shares (FQB)
2017	0.00% to 1.00%	61,307	19.97 to 17.08	1,117,231	3.34%	4.04% to 3.00%
2016	0.00% to 1.00%	63,907	19.20 to 16.58	1,124,378	3.69%	3.82% to 2.79%
2015	0.00% to 1.00%	68,829	18.49 to 16.13	1,173,728	3.79%	-0.24% to -1.24%
2014	0.00% to 1.00%	73,843	18.53 to 16.33	1,268,099	3.97%	3.79% to 2.76%
2013	0.00% to 1.00%	94,617	17.86 to 15.89	1,574,553	4.39%	1.03% to 0.03%
Equity-Income Portfolio - Initial Class (FEIP)
2017	0.00% to 1.00%	466,480	47.87 to 23.55	39,887,139	1.68%	12.89% to 11.77%
2016	0.00% to 1.00%	539,019	42.40 to 21.07	39,326,384	2.28%	18.02% to 16.85%
2015	0.00% to 1.00%	595,714	35.93 to 18.03	36,908,208	3.12%	-3.96% to -4.92%
2014	0.00% to 1.00%	676,970	37.41 to 18.97	42,709,270	2.74%	8.72% to 7.64%
2013	0.00% to 1.30%	767,539	34.41 to 62.44	44,229,210	2.48%	28.15% to 26.49%
High Income Portfolio - Initial Class (FHIP)
2017	0.00% to 1.00%	185,066	28.26 to 19.97	8,410,523	5.07%	6.93% to 5.87%
2016	0.00% to 1.00%	224,220	26.43 to 18.86	9,126,380	5.33%	14.61% to 13.47%
2015	0.00% to 1.00%	235,350	23.06 to 16.62	8,720,353	6.94%	-3.63% to -4.59%
2014	0.00% to 1.00%	206,870	23.93 to 17.42	7,050,000	5.30%	1.16% to 0.15%
2013	0.00% to 1.30%	257,480	23.66 to 44.13	8,390,545	5.55%	5.95% to 4.58%
VIP Real Estate Portfolio - Service Class (FRESS)
2017	0.50%	1,224	10.26	12,563	1.65%	2.64%	****
VIP Asset Manager Portfolio - Initial Class (FAMP)
2017	0.00% to 1.00%	250,426	38.13 to 18.90	10,927,217	1.86%	14.10% to 12.97%
2016	0.00% to 1.00%	267,459	33.42 to 16.73	10,302,811	1.43%	3.07% to 2.05%
2015	0.00% to 1.00%	303,941	32.42 to 16.39	11,344,348	1.54%	0.14% to -0.85%
2014	0.00% to 1.00%	333,655	32.37 to 16.53	12,509,516	1.47%	5.83% to 4.78%
2013	0.00% to 1.30%	354,922	30.59 to 44.61	12,697,109	1.55%	15.71% to 14.21%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2017	0.00% to 0.80%	73,490	20.36 to 18.39	1,402,787	1.35%	-2.78% to -3.55%
2016	0.00% to 0.80%	89,056	20.94 to 19.07	1,756,109	0.48%	33.51% to 32.45%
2015	0.00% to 0.80%	111,198	15.68 to 14.40	1,651,280	0.96%	-20.75% to -21.38%
2014	0.00% to 0.80%	121,575	19.79 to 18.32	2,292,207	0.61%	-12.76% to -13.46%
2013	0.00% to 0.80%	123,779	22.68 to 21.16	2,685,617	0.70%	24.15% to 23.16%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2017	0.50% to 0.80%	21,611	19.83 to 19.09	427,518	1.44%	12.43% to 12.09%
2016	0.50% to 0.80%	22,599	17.63 to 17.03	397,112	1.40%	4.75% to 4.44%
2015	0.00% to 0.80%	22,917	17.76 to 16.30	385,505	1.55%	-0.31% to -1.11%
2014	0.00% to 0.80%	26,431	17.81 to 16.49	449,715	1.66%	4.35% to 3.52%
2013	0.00% to 0.80%	24,584	17.07 to 15.93	403,456	1.64%	13.39% to 12.49%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2017	0.00% to 0.80%	69,681	22.72 to 20.53	1,483,298	1.40%	16.47% to 15.55%
2016	0.00% to 0.80%	75,093	19.50 to 17.77	1,377,594	1.54%	6.04% to 5.20%
2015	0.00% to 0.80%	69,003	18.39 to 16.89	1,200,841	1.75%	-0.37% to -1.16%
2014	0.00% to 0.80%	69,148	18.46 to 17.09	1,214,914	1.64%	4.66% to 3.83%
2013	0.00% to 0.80%	69,351	17.64 to 16.46	1,169,016	1.67%	15.95% to 15.03%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2017	0.00% to 0.80%	59,078	24.71 to 22.33	1,363,847	1.31%	20.82% to 19.86%
2016	0.00% to 0.80%	59,883	20.45 to 18.63	1,148,392	1.37%	6.52% to 5.67%
2015	0.00% to 0.80%	61,621	19.20 to 17.63	1,114,587	1.58%	-0.34% to -1.13%
2014	0.00% to 0.80%	66,273	19.27 to 17.83	1,209,777	1.41%	4.86% to 4.03%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2013	0.00% to 0.80%	71,020	18.37 to 17.14	1,241,846	1.64%	21.50% to 20.53%
VIP Growth Portfolio - Initial Class (FGP)
2017	0.00% to 1.30%	755,698	53.51 to 92.70	68,542,895	0.22%	35.13% to 33.39%
2016	0.00% to 1.30%	811,760	39.60 to 69.49	55,021,457	0.04%	0.80% to -0.50%
2015	0.00% to 1.30%	913,368	39.28 to 69.84	60,469,835	0.26%	7.17% to 5.79%
2014	0.00% to 1.30%	1,018,407	36.65 to 66.02	62,138,806	0.18%	11.30% to 9.86%
2013	0.00% to 1.30%	1,096,597	32.93 to 60.09	60,779,481	0.29%	36.34% to 34.58%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2017	0.00% to 0.80%	124,747	18.13 to 16.12	2,118,770	2.35%	4.16% to 3.33%
2016	0.00% to 0.80%	128,902	17.40 to 15.60	2,108,236	2.33%	4.63% to 3.80%
2015	0.00% to 0.80%	131,784	16.63 to 15.03	2,067,703	2.49%	-0.71% to -1.50%
2014	0.00% to 0.80%	138,270	16.75 to 15.26	2,195,991	1.87%	5.75% to 4.91%
2013	0.00% to 0.80%	230,006	15.84 to 14.54	3,461,858	2.05%	-1.89% to -2.67%
VIP Mid Cap Portfolio - Service Class (FMCS)
2017	0.00% to 0.80%	131,865	58.10 to 51.67	7,125,231	0.61%	20.70% to 19.74%
2016	0.00% to 0.80%	147,825	48.14 to 43.15	6,647,729	0.41%	12.11% to 11.22%
2015	0.00% to 0.80%	170,775	42.94 to 38.80	6,883,920	0.37%	-1.50% to -2.28%
2014	0.00% to 0.80%	208,483	43.59 to 39.71	8,573,644	0.16%	6.20% to 5.35%
2013	0.00% to 0.80%	219,649	41.05 to 37.69	8,540,926	0.41%	36.06% to 34.98%
VIP Overseas Portfolio - Initial Class (FOP)
2017	0.00% to 1.00%	148,395	32.31 to 16.14	5,238,100	1.41%	30.28% to 28.99%
2016	0.00% to 1.00%	160,556	24.80 to 12.51	4,407,674	1.38%	-5.06% to -6.00%
2015	0.00% to 1.00%	178,655	26.12 to 13.31	5,235,161	1.30%	3.62% to 2.59%
2014	0.00% to 1.00%	200,573	25.21 to 12.97	5,559,225	1.27%	-8.08% to -8.99%
2013	0.00% to 1.30%	225,192	27.43 to 29.18	6,962,818	1.36%	30.44% to 28.75%
VIP Overseas Portfolio - Service Class (FOS)
2017	0.00% to 0.80%	362,521	11.67 to 11.43	4,171,244	1.34%	30.10% to 29.07%
2016	0.00% to 0.80%	373,222	8.97 to 8.85	3,318,292	1.32%	-5.12% to -5.88%
2015	0.00% to 0.80%	413,370	9.46 to 9.41	3,894,595	1.33%	-5.44% to -5.95%	****
VIP Value Strategies Portfolio - Service Class (FVSS)
2017	0.00% to 1.00%	28,520	33.70 to 28.81	890,352	1.40%	19.21% to 18.03%
2016	0.00% to 1.00%	31,103	28.27 to 24.41	818,990	1.01%	9.48% to 8.39%
2015	0.00% to 1.00%	33,099	25.82 to 22.52	799,651	0.97%	-3.05% to -4.02%
2014	0.00% to 1.00%	41,703	26.63 to 23.46	1,042,411	0.80%	6.69% to 5.63%
2013	0.00% to 1.00%	51,121	24.96 to 22.21	1,198,573	0.74%	30.44% to 29.15%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2017	0.00% to 0.80%	80,926	19.99 to 18.21	1,530,849	4.10%	9.67% to 8.80%
2016	0.00% to 0.80%	82,298	18.22 to 16.73	1,426,153	4.97%	14.02% to 13.12%
2015	0.00% to 0.80%	108,195	15.98 to 14.79	1,650,291	4.53%	-7.05% to -7.79%
2014	0.00% to 0.80%	111,453	17.20 to 16.04	1,837,767	5.34%	4.62% to 3.78%
2013	0.00% to 0.80%	116,247	16.44 to 15.46	1,840,961	6.46%	13.94% to 13.03%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2017	0.00% to 0.80%	122,690	38.82 to 34.52	4,441,962	1.73%	20.85% to 19.89%
2016	0.00% to 0.80%	136,583	32.12 to 28.79	4,106,225	1.46%	16.33% to 15.40%
2015	0.00% to 0.80%	163,813	27.61 to 24.95	4,256,804	1.70%	-3.42% to -4.19%
2014	0.00% to 0.80%	173,632	28.59 to 26.04	4,695,586	1.58%	9.01% to 8.14%
2013	0.00% to 0.80%	188,022	26.23 to 24.08	4,682,773	1.83%	30.05% to 29.02%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2017	0.00% to 0.80%	61,407	49.13 to 43.69	2,806,943	0.72%	10.92% to 10.03%
2016	0.00% to 0.80%	66,556	44.29 to 39.71	2,756,142	1.05%	30.54% to 29.50%
2015	0.00% to 0.80%	71,379	33.93 to 30.66	2,275,705	0.90%	-7.18% to -7.92%
2014	0.00% to 0.80%	93,738	36.56 to 33.30	3,237,630	0.80%	0.88% to 0.08%
2013	0.00% to 0.80%	121,642	36.24 to 33.27	4,180,714	1.48%	36.50% to 35.42%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2017	0.00% to 0.80%	88,911	12.50 to 12.14	1,091,614	0.98%	40.41% to 39.29%
2016	0.00% to 0.80%	79,668	8.90 to 8.71	700,074	0.84%	17.44% to 16.51%
2015	0.00% to 0.80%	93,715	7.58 to 7.48	704,647	2.03%	-19.60% to -20.24%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2014	0.00% to 0.80%	95,621	9.43 to 9.38	898,626	1.52%	-5.71% to -6.21%	****
Templeton Foreign Securities Fund - Class 1 (TIF)
2017	0.00% to 0.80%	2,267	30.12 to 26.78	63,707	2.88%	17.02% to 16.09%
2016	0.00% to 0.80%	2,858	25.74 to 23.07	68,905	2.16%	7.49% to 6.64%
2015	0.00% to 0.80%	4,512	23.94 to 21.64	101,520	3.53%	-6.31% to -7.05%
2014	0.00% to 0.80%	6,283	25.56 to 23.28	151,324	2.00%	-10.89% to -11.60%
2013	0.00% to 0.80%	7,507	28.68 to 26.33	203,881	2.54%	23.27% to 22.29%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2017	0.00% to 0.80%	109,184	10.22 to 9.92	1,096,058	2.60%	16.69% to 15.77%
2016	0.00% to 0.80%	113,377	8.75 to 8.57	979,882	2.05%	7.18% to 6.32%
2015	0.00% to 0.80%	125,579	8.17 to 8.06	1,017,460	3.28%	-6.49% to -7.24%
2014	0.00% to 0.80%	149,193	8.73 to 8.69	1,298,913	1.90%	-12.65% to -13.12%	****
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2017	0.00% to 0.80%	209,021	10.13 to 9.83	2,081,175	0.00%	1.93% to 1.12%
2016	0.00% to 0.80%	209,199	9.94 to 9.73	2,052,183	0.00%	2.94% to 2.12%
2015	0.00% to 0.80%	218,739	9.65 to 9.52	2,094,948	7.79%	-4.30% to -5.07%
2014	0.00% to 0.80%	233,805	10.09 to 10.03	2,350,792	5.04%	0.86% to 0.32%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2017	0.00% to 0.80%	19,685	16.42 to 15.20	308,731	2.66%	11.98% to 11.09%
2016	0.00% to 0.80%	20,348	14.67 to 13.68	286,346	3.82%	13.18% to 12.28%
2015	0.00% to 0.80%	19,969	12.96 to 12.19	249,530	3.09%	-6.21% to -6.96%
2014	0.00% to 0.80%	15,708	13.82 to 13.10	210,388	2.91%	2.85% to 2.03%
2013	0.00% to 0.80%	11,864	13.43 to 12.84	156,427	11.80%	23.77% to 22.78%
VI American Franchise Fund - Series I Shares (ACEG)
2017	0.00% to 0.80%	5,178	20.26 to 19.36	103,592	0.14%	27.34% to 26.33%
2016	0.00% to 0.80%	5,163	15.91 to 15.33	81,470	0.00%	2.27% to 1.46%
2015	0.00% to 0.80%	4,318	15.56 to 15.11	66,675	0.00%	5.01% to 4.17%
2014	0.00% to 0.80%	4,951	14.82 to 14.50	72,889	0.06%	8.44% to 7.58%
2013	0.50% to 0.80%	1,827	13.55 to 13.48	24,712	0.38%	39.44% to 39.02%
VI Value Opportunities Fund - Series I Shares (AVBVI)
2017	0.00%	134	27.39	3,671	0.39%	17.44%
2016	0.00%	177	23.33	4,129	0.39%	18.34%
2015	0.00%	202	19.71	3,982	2.58%	-10.40%
2014	0.00%	242	22	5,324	1.34%	6.62%
2013	0.00%	306	20.63	6,314	0.67%	33.75%
VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)
2017	0.50% to 0.80%	1,815	16.46 to 16.18	29,862	0.91%	14.35% to 14.01%
2016	0.50%	61	14.39	878	0.08%	12.87%
2015	0.50%	66	12.75	842	0.10%	-4.51%
2014	0.50%	2,314	13.35	30,901	0.05%	3.91%
2013	0.50%	96	12.85	1,234	0.43%	28.17%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2017	0.00% to 0.80%	15,417	18.17 to 17.36	272,616	0.00%	22.49% to 21.52%
2016	0.00% to 0.80%	14,520	14.83 to 14.29	210,577	0.00%	0.76% to -0.04%
2015	0.00% to 0.80%	19,785	14.72 to 14.30	286,131	0.00%	1.21% to 0.40%
2014	0.00% to 0.80%	15,517	14.55 to 14.24	222,889	0.00%	8.04% to 7.18%
2013	0.00% to 0.80%	16,170	13.47 to 13.29	215,995	0.41%	37.01% to 35.92%
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)
2017	0.50% to 0.80%	12,123	11.94 to 11.81	144,625	3.66%	9.61% to 9.28%
2016	0.50% to 0.80%	14,594	10.90 to 10.81	158,770	0.45%	11.08% to 10.75%
2015	0.50% to 0.80%	11,752	9.81 to 9.76	115,139	4.50%	-4.58% to -4.86%
2014	0.50% to 0.80%	9,313	10.28 to 10.26	95,720	0.00%	2.80% to 2.59%	****
Balanced Portfolio: Service Shares (JABS)
2017	0.00% to 0.80%	51,867	32.91 to 29.27	1,600,886	1.35%	18.13% to 17.20%
2016	0.00% to 0.80%	50,939	27.86 to 24.98	1,331,153	1.77%	4.32% to 3.49%
2015	0.00% to 0.80%	53,702	26.71 to 24.13	1,352,277	1.59%	0.41% to -0.39%
2014	0.00% to 0.80%	64,331	26.60 to 24.23	1,620,148	1.53%	8.24% to 7.38%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2013	0.00% to 0.80%	64,527	24.57 to 22.56	1,508,607	2.03%	19.80% to 18.85%
Enterprise Portfolio: Institutional Shares (JAEI)
2017	0.50% to 0.80%	28,276	11.58 to 11.56	327,515	0.10%	15.84% to 15.61%	****
Forty Portfolio: Service Shares (JACAS)
2017	0.00% to 1.00%	182,867	26.08 to 22.83	4,402,317	0.00%	29.99% to 28.71%
2016	0.00% to 1.00%	208,603	20.06 to 17.74	3,870,367	0.86%	1.94% to 0.93%
2015	0.00% to 1.00%	253,113	19.68 to 17.57	4,619,185	1.23%	11.94% to 10.82%
2014	0.00% to 1.00%	229,302	17.58 to 15.86	3,758,983	0.03%	8.47% to 7.39%
2013	0.00% to 1.00%	269,822	16.21 to 14.76	4,093,835	0.57%	30.89% to 29.58%
Global Technology Portfolio: Service Shares (JAGTS)
2017	0.00% to 1.00%	232,997	16.46 to 14.46	3,543,074	0.46%	44.91% to 43.48%
2016	0.00% to 1.00%	207,330	11.36 to 10.08	2,195,276	0.09%	13.85% to 12.72%
2015	0.00% to 1.00%	232,405	9.98 to 8.94	2,165,381	0.76%	4.65% to 3.60%
2014	0.00% to 1.00%	194,190	9.54 to 8.63	1,736,575	0.00%	9.35% to 8.26%
2013	0.00% to 1.30%	239,301	8.72 to 7.30	1,964,320	0.00%	35.39% to 33.64%
Overseas Portfolio: Service Shares (JAIGS)
2017	0.00% to 1.00%	225,055	16.37 to 15.09	3,384,935	1.63%	30.80% to 29.51%
2016	0.00% to 1.00%	195,510	12.51 to 11.65	2,256,295	4.95%	-6.71% to -7.63%
2015	0.00% to 1.00%	218,855	13.41 to 12.61	2,722,803	0.50%	-8.80% to -9.71%
2014	0.00% to 1.00%	244,895	14.71 to 13.97	3,356,389	5.83%	-12.10% to -12.98%
2013	0.00% to 1.00%	301,550	16.73 to 16.05	4,726,223	3.03%	14.28% to 13.14%
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2017	0.50% to 0.80%	118,292	10.36 to 10.31	1,225,894	2.50%	3.35% to 3.04%
2016	0.50% to 0.80%	112,746	10.03 to 10.01	1,130,586	2.61%	0.28% to 0.08%	****
Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)
2017	0.00% to 0.80%	15,791	13.43 to 13.14	209,109	0.62%	28.42% to 27.41%
2016	0.00% to 0.80%	17,163	10.46 to 10.31	177,849	0.56%	6.08% to 5.23%
2015	0.00% to 0.80%	20,636	9.86 to 9.80	202,660	0.50%	-1.40% to -2.00%	****
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2017	0.50% to 0.80%	6,868	17.87 to 17.57	122,166	0.00%	26.03% to 25.65%
2016	0.50% to 0.80%	7,478	14.18 to 13.98	105,666	0.00%	8.51% to 8.18%
2015	0.50% to 0.80%	10,222	13.07 to 12.93	133,187	0.00%	-2.37% to -2.67%
2014	0.50% to 0.80%	12,507	13.39 to 13.28	167,080	0.00%	-7.72% to -8.00%
2013	0.50% to 0.80%	21,574	14.51 to 14.43	312,770	0.00%	40.81% to 40.39%
Value Series - Initial Class (MVFIC)
2017	0.00% to 0.80%	92,663	42.40 to 37.70	3,670,156	1.93%	17.65% to 16.72%
2016	0.00% to 0.80%	91,711	36.04 to 32.30	3,099,974	2.28%	14.09% to 13.18%
2015	0.00% to 0.80%	87,843	31.59 to 28.54	2,615,480	2.35%	-0.74% to -1.53%
2014	0.00% to 0.80%	89,656	31.82 to 28.98	2,704,971	1.33%	10.51% to 9.63%
2013	0.00% to 0.80%	71,085	28.79 to 26.44	1,948,707	1.22%	35.89% to 34.80%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2017	0.00% to 0.80%	19,226	17.88 to 15.90	322,748	3.14%	6.24% to 5.40%
2016	0.00% to 0.80%	19,559	16.83 to 15.09	310,364	2.00%	6.11% to 5.27%
2015	0.00% to 0.80%	17,230	15.86 to 14.33	256,761	3.38%	-0.65% to -1.44%
2014	0.00% to 0.80%	19,453	15.97 to 14.54	293,831	3.24%	7.85% to 7.00%
2013	0.00% to 0.80%	18,667	14.80 to 13.59	266,846	3.97%	-0.32% to -1.11%
Emerging Markets Debt Portfolio - Class I (MSEM)
2017	0.00% to 1.00%	21,088	39.47 to 32.94	750,900	5.31%	9.71% to 8.62%
2016	0.00% to 1.00%	24,876	35.98 to 30.32	807,405	5.09%	10.55% to 9.46%
2015	0.00% to 1.00%	26,929	32.55 to 27.70	797,388	5.12%	-1.12% to -2.10%
2014	0.00% to 1.00%	29,799	32.91 to 28.30	902,014	5.45%	2.93% to 1.90%
2013	0.00% to 1.00%	42,545	31.98 to 27.77	1,245,833	3.76%	-8.75% to -9.66%
U.S. Real Estate Portfolio - Class I (MSVRE)
2017	0.00% to 1.00%	15,331	94.20 to 44.77	928,139	1.65%	3.11% to 2.09%
2016	0.00% to 1.00%	24,409	91.36 to 43.85	1,306,761	1.28%	6.81% to 5.75%
2015	0.00% to 1.00%	24,812	85.54 to 41.47	1,265,754	1.29%	2.17% to 1.15%
2014	0.00% to 1.00%	33,626	83.72 to 41.00	1,612,364	1.49%	29.72% to 28.43%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2013	0.00% to 1.00%	32,399	64.54 to 31.92	1,248,531	1.21%	2.05% to 1.04%
NVIT Investor Destinations Managed Growth Class I (IDPG)
2015	0.50%	15,862	9.69	153,660	1.71%	-4.19%
NVIT Bond Index Fund Class I (NVBX)
2017	0.50% to 0.80%	32,038	10.66 to 10.54	341,371	2.31%	2.61% to 2.30%
2016	0.50% to 0.80%	26,760	10.39 to 10.30	277,923	3.30%	1.75% to 1.45%
2015	0.50% to 0.80%	7,825	10.21 to 10.16	79,833	2.52%	-0.36% to -0.66%
2014	0.50% to 0.80%	4,180	10.24 to 10.22	42,818	3.72%	2.44% to 2.23%	****
NVIT International Index Fund Class I (NVIX)
2017	0.50% to 0.80%	15,087	11.27 to 11.15	170,046	2.97%	24.26% to 23.89%
2016	0.50% to 0.80%	9,992	9.07 to 9.00	90,618	2.85%	0.42% to 0.12%
2015	0.50% to 0.80%	9,872	9.03 to 8.99	89,175	3.18%	-1.45% to -1.75%
2014	0.50% to 0.80%	453	9.17 to 9.15	4,145	2.22%	-8.32% to -8.50%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2017	0.00% to 1.00%	242,343	30.75 to 28.20	7,133,678	1.65%	8.67% to 7.60%
2016	0.00% to 1.00%	272,934	28.30 to 26.21	7,423,230	2.36%	20.44% to 19.24%
2015	0.00% to 1.00%	298,423	23.50 to 21.98	6,774,869	2.35%	-4.28% to -5.23%
2014	0.00% to 1.00%	340,738	24.55 to 23.19	8,123,560	2.00%	13.12% to 11.99%
2013	0.00% to 1.00%	372,043	21.70 to 20.71	7,885,955	1.83%	31.90% to 30.59%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2017	0.00% to 0.80%	167,513	20.96 to 19.09	3,314,114	1.11%	15.79% to 14.87%
2016	0.00% to 0.80%	155,432	18.10 to 16.62	2,667,662	1.82%	9.00% to 8.13%
2015	0.00% to 0.80%	183,408	16.61 to 15.37	2,903,027	1.47%	0.98% to 0.18%
2014	0.00% to 0.80%	156,967	16.44 to 15.34	2,472,224	0.94%	4.99% to 4.15%
2013	0.00% to 0.80%	124,360	15.66 to 14.73	1,875,914	1.34%	23.28% to 22.30%
American Funds NVIT Bond Fund - Class II (GVABD2)
2017	0.00% to 0.80%	36,204	13.95 to 12.71	475,057	1.25%	3.21% to 2.39%
2016	0.00% to 0.80%	34,254	13.52 to 12.41	437,719	2.37%	2.65% to 1.83%
2015	0.00% to 0.80%	54,192	13.17 to 12.19	678,526	1.34%	-0.23% to -1.03%
2014	0.00% to 0.80%	61,439	13.20 to 12.31	775,210	1.15%	4.98% to 4.14%
2013	0.00% to 0.80%	71,177	12.57 to 11.82	860,061	1.73%	-2.57% to -3.35%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2017	0.00% to 0.80%	83,933	24.32 to 22.15	1,926,332	0.75%	30.97% to 29.93%
2016	0.00% to 0.80%	85,535	18.57 to 17.05	1,506,034	1.48%	0.19% to -0.61%
2015	0.00% to 0.80%	92,179	18.53 to 17.15	1,626,725	0.65%	6.54% to 5.69%
2014	0.00% to 0.80%	94,935	17.39 to 16.23	1,580,636	0.68%	1.84% to 1.02%
2013	0.00% to 0.80%	101,666	17.08 to 16.06	1,670,047	0.38%	28.64% to 27.62%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2017	0.00% to 0.80%	105,299	24.67 to 22.48	2,453,066	0.32%	27.80% to 26.78%
2016	0.00% to 0.80%	106,152	19.31 to 17.73	1,944,191	0.22%	9.06% to 8.20%
2015	0.00% to 0.80%	107,876	17.70 to 16.38	1,820,079	0.72%	6.43% to 5.58%
2014	0.00% to 0.80%	112,791	16.63 to 15.52	1,796,736	0.44%	8.07% to 7.21%
2013	0.00% to 0.80%	131,148	15.39 to 14.48	1,941,961	0.33%	29.61% to 28.58%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2017	0.00% to 0.80%	41,029	20.41 to 18.74	793,352	1.43%	21.93% to 20.96%
2016	0.00% to 0.80%	39,316	16.74 to 15.49	626,938	1.07%	11.09% to 10.20%
2015	0.00% to 0.80%	57,553	15.07 to 14.06	830,178	0.82%	1.09% to 0.28%
2014	0.00% to 0.80%	77,509	14.91 to 14.02	1,111,476	0.81%	10.23% to 9.35%
2013	0.00% to 0.80%	74,243	13.52 to 12.82	971,012	1.03%	32.97% to 31.91%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2017	0.00% to 0.80%	42,491	26.36 to 23.44	1,055,829	5.44%	6.76% to 5.91%
2016	0.00% to 0.80%	43,780	24.69 to 22.14	1,022,587	5.54%	14.16% to 13.25%
2015	0.00% to 0.80%	47,324	21.63 to 19.55	971,516	4.79%	-2.61% to -3.38%
2014	0.00% to 0.80%	62,280	22.21 to 20.23	1,320,699	5.49%	2.55% to 1.73%
2013	0.00% to 0.80%	5,235	21.66 to 19.89	110,398	6.61%	7.07% to 6.22%
NVIT Emerging Markets Fund - Class I (GEM)
2017	0.00% to 1.00%	68,842	32.79 to 27.18	2,073,082	1.36%	41.50% to 40.10%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.00% to 1.00%	91,423	23.17 to 19.40	1,932,364	0.80%	7.72% to 6.65%
2015	0.00% to 1.00%	108,444	21.51 to 18.19	2,147,413	0.83%	-15.99% to -16.83%
2014	0.00% to 1.00%	115,025	25.61 to 21.88	2,726,162	1.27%	-5.51% to -6.45%
2013	0.00% to 1.00%	34,669	27.10 to 23.38	844,371	1.13%	0.75% to -0.26%
NVIT International Equity Fund - Class I (GIG)
2017	0.00% to 1.00%	215,863	20.65 to 17.47	4,102,288	1.71%	27.45% to 26.19%
2016	0.00% to 1.00%	224,251	16.20 to 13.84	3,355,953	2.13%	0.87% to -0.13%
2015	0.00% to 1.00%	249,338	16.06 to 13.86	3,717,354	0.49%	-3.06% to -4.02%
2014	0.00% to 1.00%	279,704	16.57 to 14.44	4,319,964	2.89%	-0.45% to -1.44%
2013	0.00% to 1.00%	43,387	16.64 to 14.65	679,396	0.54%	17.83% to 16.66%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2017	0.00% to 1.00%	756,649	20.37 to 18.50	14,680,128	0.52%	24.85% to 23.62%
2016	0.00% to 1.00%	863,456	16.32 to 14.96	13,476,214	0.79%	13.60% to 12.47%
2015	0.00% to 1.00%	955,017	14.36 to 13.30	13,189,436	0.77%	-1.08% to -2.06%
2014	0.00% to 1.00%	1,044,467	14.52 to 13.58	14,654,852	0.88%	6.60% to 5.54%
2013	0.00% to 1.00%	1,179,010	13.62 to 12.87	15,594,821	1.04%	43.82% to 42.39%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2017	0.50% to 0.80%	6,327	20.64 to 20.05	130,409	0.66%	18.03% to 17.68%
2016	0.50% to 0.80%	6,268	17.49 to 17.04	109,301	0.79%	9.56% to 9.24%
2015	0.50% to 0.80%	6,966	15.96 to 15.60	110,884	0.85%	-0.82% to -1.12%
2014	0.50% to 0.80%	8,636	16.09 to 15.78	138,728	0.95%	10.05% to 9.72%
2013	0.50% to 0.80%	9,336	14.62 to 14.38	136,295	0.94%	38.07% to 37.66%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2017	0.50% to 0.80%	16,962	17.18 to 16.68	289,247	1.33%	19.40% to 19.04%
2016	0.50% to 0.80%	18,151	14.39 to 14.02	259,413	2.39%	7.79% to 7.46%
2015	0.50% to 0.80%	23,044	13.35 to 13.04	306,120	2.71%	-2.07% to -2.36%
2014	0.50% to 0.80%	23,915	13.63 to 13.36	324,208	2.11%	3.95% to 3.64%
2013	0.50% to 0.80%	26,454	13.11 to 12.89	345,034	1.50%	29.00% to 28.62%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2017	0.00% to 0.80%	27,823	16.43 to 15.21	434,939	1.69%	12.01% to 11.12%
2016	0.00% to 0.80%	28,761	14.67 to 13.69	402,841	2.14%	6.28% to 5.44%
2015	0.00% to 0.80%	55,893	13.80 to 12.98	741,335	3.15%	-1.05% to -1.84%
2014	0.00% to 0.80%	29,487	13.95 to 13.22	396,731	2.23%	4.46% to 3.63%
2013	0.00% to 0.80%	33,453	13.35 to 12.76	432,965	2.05%	14.72% to 13.80%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2017	0.00% to 0.80%	38,759	17.46 to 16.16	642,465	1.70%	16.01% to 15.09%
2016	0.00% to 0.80%	43,344	15.05 to 14.04	622,243	2.74%	7.32% to 6.47%
2015	0.00% to 0.80%	47,510	14.02 to 13.19	639,066	3.01%	-1.15% to -1.93%
2014	0.00% to 0.80%	57,074	14.18 to 13.45	781,124	2.46%	4.70% to 3.87%
2013	0.00% to 0.80%	61,151	13.55 to 12.95	803,619	1.94%	21.44% to 20.48%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2017	0.00% to 0.80%	3,451	14.53 to 13.45	47,573	1.80%	6.35% to 5.51%
2016	0.00% to 0.80%	4,802	13.66 to 12.75	62,669	2.70%	4.81% to 3.98%
2015	0.00% to 0.80%	3,650	13.03 to 12.26	45,654	1.72%	-0.65% to -1.44%
2014	0.00% to 0.80%	9,727	13.12 to 12.44	123,320	0.27%	3.42% to 2.60%
2013	0.00% to 0.80%	122,213	12.69 to 12.12	1,506,412	1.85%	5.03% to 4.19%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2017	0.00% to 0.80%	67,973	16.98 to 15.71	1,100,188	1.86%	14.05% to 13.15%
2016	0.00% to 0.80%	72,436	14.89 to 13.89	1,032,119	2.68%	6.82% to 5.97%
2015	0.00% to 0.80%	92,343	13.94 to 13.11	1,238,000	3.00%	-0.98% to -1.76%
2014	0.00% to 0.80%	88,472	14.07 to 13.34	1,202,982	2.49%	4.66% to 3.82%
2013	0.00% to 0.80%	91,749	13.45 to 12.85	1,197,382	1.72%	17.98% to 17.04%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2017	0.50% to 0.80%	45,884	16.88 to 16.40	770,712	1.49%	17.57% to 17.22%
2016	0.50% to 0.80%	51,262	14.36 to 13.99	732,839	2.73%	7.15% to 6.83%
2015	0.50% to 0.80%	53,137	13.40 to 13.09	709,071	3.02%	-1.92% to -2.21%
2014	0.50% to 0.80%	52,799	13.66 to 13.39	718,134	2.60%	4.14% to 3.82%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2013	0.50% to 0.80%	51,690	13.12 to 12.90	674,948	1.59%	23.74% to 23.36%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2017	0.00% to 0.80%	9,549	15.87 to 14.69	145,951	2.03%	10.08% to 9.20%
2016	0.00% to 0.80%	9,928	14.41 to 13.45	138,384	2.49%	5.99% to 5.15%
2015	0.00% to 0.80%	13,838	13.60 to 12.79	182,273	2.15%	-0.88% to -1.67%
2014	0.00% to 0.80%	22,655	13.72 to 13.01	304,493	2.34%	4.17% to 3.34%
2013	0.00% to 0.80%	26,062	13.17 to 12.59	337,294	1.72%	11.33% to 10.44%
NVIT Core Bond Fund - Class I (NVCBD1)
2017	0.00% to 1.00%	40,570	14.97 to 13.59	571,546	3.08%	4.40% to 3.36%
2016	0.00% to 1.00%	40,956	14.34 to 13.15	554,426	3.20%	5.35% to 4.30%
2015	0.00% to 1.00%	39,308	13.61 to 12.61	507,356	2.98%	-0.72% to -1.71%
2014	0.00% to 1.00%	39,970	13.71 to 12.82	523,470	2.56%	5.06% to 4.01%
2013	0.00% to 1.00%	45,475	13.05 to 12.33	570,086	2.58%	-1.91% to -2.89%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2017	0.50% to 0.80%	9,013	15.17 to 14.74	136,454	2.81%	3.43% to 3.12%
2016	0.50% to 0.80%	8,474	14.67 to 14.29	123,986	3.07%	3.18% to 2.87%
2015	0.50% to 0.80%	8,359	14.22 to 13.90	118,454	1.50%	-0.81% to -1.11%
2014	0.50% to 0.80%	14,705	14.34 to 14.05	210,486	2.44%	4.57% to 4.25%
2013	0.50% to 0.80%	11,879	13.71 to 13.48	162,586	2.06%	-2.26% to -2.56%
NVIT Nationwide Fund - Class I (TRF)
2017	0.00% to 1.00%	671,385	47.17 to 20.42	53,824,370	1.01%	20.52% to 19.33%
2016	0.00% to 1.00%	729,684	39.13 to 17.11	48,596,567	1.42%	11.39% to 10.28%
2015	0.00% to 1.00%	794,468	35.13 to 15.51	47,598,621	1.20%	0.94% to -0.07%
2014	0.00% to 1.00%	877,892	34.81 to 15.53	51,525,804	1.16%	12.15% to 11.03%
2013	0.00% to 1.00%	968,562	31.04 to 13.98	50,240,792	1.32%	31.10% to 29.80%
NVIT Government Bond Fund - Class I (GBF)
2017	0.00% to 1.00%	152,318	26.54 to 16.73	5,131,497	2.09%	2.08% to 1.07%
2016	0.00% to 1.00%	162,381	25.99 to 16.56	5,391,995	1.91%	0.74% to -0.26%
2015	0.00% to 1.00%	172,237	25.80 to 16.60	5,705,897	1.69%	-0.11% to -1.10%
2014	0.00% to 1.00%	191,939	25.83 to 16.78	6,328,719	1.97%	4.57% to 3.53%
2013	0.00% to 1.00%	215,753	24.70 to 16.21	6,764,036	1.81%	-4.06% to -5.01%
NVIT International Index Fund - Class II (GVIX2)
2017	0.00% to 0.80%	43,094	11.57 to 11.23	492,701	2.84%	24.56% to 23.57%
2016	0.00% to 0.80%	39,877	9.29 to 9.09	366,767	2.44%	0.75% to -0.05%
2015	0.00% to 0.80%	42,885	9.22 to 9.09	392,938	2.09%	-1.26% to -2.04%
2014	0.00% to 0.80%	43,094	9.33 to 9.28	401,282	1.63%	-6.67% to -7.18%	****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2017	0.00% to 1.00%	168,506	29.44 to 25.10	4,766,931	1.55%	18.43% to 17.25%
2016	0.00% to 1.00%	178,815	24.86 to 21.41	4,269,510	1.88%	9.47% to 8.38%
2015	0.00% to 1.00%	94,671	22.71 to 19.75	1,994,621	1.39%	-1.00% to -1.98%
2014	0.00% to 1.00%	102,677	22.94 to 20.15	2,198,277	1.55%	4.99% to 3.94%
2013	0.00% to 1.00%	116,767	21.85 to 19.39	2,392,810	1.68%	27.25% to 25.98%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2017	0.00% to 0.80%	26,678	19.73 to 18.41	515,537	1.86%	11.13% to 10.25%
2016	0.00% to 0.80%	27,043	17.76 to 16.70	471,395	2.06%	6.30% to 5.46%
2015	0.00% to 0.80%	21,278	16.70 to 15.84	351,472	1.70%	-0.17% to -0.97%
2014	0.00% to 0.80%	21,450	16.73 to 15.99	355,428	3.02%	4.59% to 3.75%
2013	0.50% to 0.80%	6,895	15.63 to 15.41	107,429	1.71%	12.86% to 12.52%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2017	0.50% to 0.80%	5,406	22.52 to 21.94	120,959	1.77%	14.24% to 13.90%
2016	0.50% to 0.80%	4,804	19.71 to 19.27	94,050	1.77%	7.20% to 6.88%
2015	0.00% to 0.80%	5,282	19.01 to 18.03	96,696	1.47%	-0.53% to -1.32%
2014	0.00% to 0.80%	5,824	19.11 to 18.27	107,625	1.50%	5.21% to 4.37%
2013	0.00% to 0.80%	7,635	18.17 to 17.50	134,905	1.88%	19.49% to 18.54%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2017	0.00% to 1.00%	19,082	18.55 to 15.82	318,808	1.81%	5.68% to 4.63%
2016	0.00% to 1.00%	25,228	17.55 to 15.12	398,511	1.66%	4.26% to 3.23%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.00% to 1.00%	29,949	16.83 to 14.64	459,878	1.61%	0.26% to -0.73%
2014	0.00% to 1.00%	36,129	16.79 to 14.75	554,727	1.78%	3.89% to 2.86%
2013	0.00% to 1.00%	38,417	16.16 to 14.34	578,043	1.58%	4.83% to 3.79%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	0.00% to 1.00%	148,608	24.77 to 21.13	3,435,765	1.70%	12.93% to 11.81%
2016	0.00% to 1.00%	170,563	21.94 to 18.89	3,506,812	1.89%	7.14% to 6.08%
2015	0.00% to 1.00%	176,900	20.47 to 17.81	3,400,620	1.44%	-0.33% to -1.33%
2014	0.00% to 1.00%	224,416	20.54 to 18.05	4,362,478	1.65%	5.18% to 4.13%
2013	0.00% to 1.00%	257,540	19.53 to 17.33	4,775,220	1.61%	16.63% to 15.47%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017	0.00% to 1.00%	218,723	27.78 to 23.69	5,613,886	1.65%	16.68% to 15.52%
2016	0.00% to 1.00%	231,771	23.81 to 20.51	5,118,855	1.80%	8.48% to 7.40%
2015	0.00% to 1.00%	243,227	21.95 to 19.09	4,972,297	1.49%	-0.73% to -1.72%
2014	0.00% to 1.00%	256,991	22.11 to 19.43	5,313,970	1.70%	4.96% to 3.91%
2013	0.00% to 1.00%	270,794	21.07 to 18.70	5,355,926	1.63%	22.38% to 21.16%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2017	0.00% to 1.00%	55,080	21.91 to 18.69	1,079,258	1.83%	9.21% to 8.13%
2016	0.00% to 1.00%	60,451	20.07 to 17.28	1,093,389	0.85%	5.70% to 4.65%
2015	0.00% to 1.00%	202,821	18.98 to 16.51	3,565,318	1.67%	-0.03% to -1.03%
2014	0.00% to 1.00%	202,459	18.99 to 16.69	3,576,769	1.81%	4.74% to 3.70%
2013	0.00% to 1.00%	194,912	18.13 to 16.09	3,309,421	1.73%	10.49% to 9.40%
NVIT Mid Cap Index Fund - Class I (MCIF)
2017	0.00% to 1.00%	164,251	45.03 to 34.40	6,682,167	1.07%	15.78% to 14.63%
2016	0.00% to 1.00%	179,792	38.89 to 30.01	6,345,221	1.24%	20.29% to 19.10%
2015	0.00% to 1.00%	206,498	32.33 to 25.20	6,121,644	1.16%	-2.53% to -3.50%
2014	0.00% to 1.00%	205,415	33.18 to 26.11	6,248,126	1.07%	9.42% to 8.33%
2013	0.00% to 1.00%	221,987	30.32 to 24.10	6,194,520	1.14%	33.05% to 31.72%
NVIT Money Market Fund - Class I (SAM)
2017	0.00% to 1.00%	864,884	15.62 to 10.47	14,221,396	0.42%	0.42% to -0.58%
2016	0.00% to 1.00%	877,192	15.56 to 10.53	14,375,389	0.01%	0.01% to -0.99%
2015	0.00% to 1.00%	921,079	15.55 to 10.64	15,241,791	0.00%	0.00% to -1.00%
2014	0.00% to 1.00%	1,080,345	15.55 to 10.75	18,082,273	0.00%	0.00% to -1.00%
2013	0.00% to 1.30%	1,110,278	15.55 to 15.03	18,620,052	0.00%	0.00% to -1.30%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2017	0.00% to 1.00%	361,678	12.00 to 11.57	4,254,334	1.24%	25.77% to 24.52%
2016	0.00% to 1.00%	384,493	9.54 to 9.29	3,615,029	1.42%	-2.12% to -3.09%
2015	0.00% to 1.00%	432,427	9.75 to 9.58	4,177,238	0.72%	-0.49% to -1.48%
2014	0.00% to 1.00%	446,203	9.80 to 9.73	4,354,649	1.06%	-2.04% to -2.71%	****
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2017	0.00% to 0.80%	23,893	23.29 to 20.71	519,830	2.72%	22.92% to 21.95%
2016	0.00% to 0.80%	24,448	18.94 to 16.98	434,490	2.71%	5.23% to 4.39%
2015	0.00% to 0.80%	33,454	18.00 to 16.27	567,297	1.27%	-5.12% to -5.88%
2014	0.00% to 0.80%	28,978	18.97 to 17.28	520,425	3.04%	-9.46% to -10.19%
2013	0.00% to 0.80%	7,825	20.96 to 19.24	155,241	2.32%	21.41% to 20.44%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2017	0.00% to 1.00%	109,863	22.07 to 20.04	2,320,296	0.39%	30.20% to 28.91%
2016	0.00% to 1.00%	94,633	16.95 to 15.55	1,542,909	0.77%	2.19% to 1.18%
2015	0.00% to 1.00%	114,835	16.59 to 15.36	1,833,853	0.39%	3.43% to 2.41%
2014	0.00% to 1.00%	138,850	16.04 to 15.00	2,154,180	0.50%	10.44% to 9.34%
2013	0.00% to 1.00%	147,302	14.52 to 13.72	2,082,599	0.82%	34.74% to 33.40%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2017	0.00% to 1.00%	78,317	19.65 to 20.88	1,475,573	1.46%	14.54% to 13.40%
2016	0.00% to 1.00%	85,015	17.16 to 18.41	1,404,874	1.86%	16.35% to 15.20%
2015	0.00% to 1.00%	87,462	14.75 to 15.98	1,246,881	1.22%	-3.15% to -4.11%
2014	0.00% to 1.00%	90,319	15.23 to 16.67	1,335,836	1.15%	10.52% to 9.42%
2013	0.00% to 1.00%	113,081	13.78 to 15.23	1,519,433	1.39%	35.44% to 34.09%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.00% to 1.00%	1,519,236	21.86 to 19.85	31,552,027	0.00%	27.74% to 26.47%
2016	0.00% to 1.00%	1,640,505	17.11 to 15.69	26,796,168	0.00%	6.47% to 5.41%
2015	0.00% to 1.00%	1,797,627	16.07 to 14.89	27,722,591	0.00%	-0.18% to -1.18%
2014	0.00% to 1.00%	1,938,492	16.10 to 15.06	30,094,977	0.00%	4.04% to 3.00%
2013	0.00% to 1.00%	2,115,910	15.48 to 14.63	31,738,191	0.00%	38.94% to 37.56%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2017	0.00% to 1.00%	1,021,315	24.74 to 22.46	23,998,311	1.10%	13.84% to 12.71%
2016	0.00% to 1.00%	1,131,548	21.73 to 19.93	23,469,232	1.39%	17.59% to 16.43%
2015	0.00% to 1.00%	1,226,871	18.48 to 17.12	21,751,539	1.18%	-2.89% to -3.85%
2014	0.00% to 1.00%	1,308,006	19.03 to 17.80	24,001,681	1.35%	17.02% to 15.86%
2013	0.00% to 1.00%	1,463,947	16.26 to 15.37	23,074,785	1.18%	35.68% to 34.33%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2017	0.00% to 1.00%	120,593	17.58 to 14.75	1,954,581	0.00%	24.92% to 23.69%
2016	0.00% to 1.00%	100,290	14.07 to 11.93	1,310,408	0.00%	8.30% to 7.23%
2015	0.00% to 1.00%	125,888	12.99 to 11.12	1,521,010	0.00%	0.76% to -0.25%
2014	0.00% to 1.00%	117,263	12.90 to 11.15	1,408,111	0.00%	2.81% to 1.79%
2013	0.00% to 1.00%	176,232	12.54 to 10.96	2,019,914	0.00%	44.29% to 42.85%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2017	0.00% to 1.00%	99,474	56.90 to 37.95	5,113,152	0.50%	9.06% to 7.98%
2016	0.00% to 1.00%	109,672	52.17 to 35.15	5,176,534	0.63%	25.93% to 24.68%
2015	0.00% to 1.00%	132,480	41.43 to 28.19	5,020,735	0.70%	-6.02% to -6.96%
2014	0.00% to 1.00%	139,264	44.08 to 30.30	5,624,222	0.52%	7.02% to 5.96%
2013	0.00% to 1.30%	163,575	41.19 to 33.60	6,164,091	0.82%	40.40% to 38.59%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2017	0.00% to 1.00%	214,361	72.17 to 30.49	17,201,685	0.00%	13.49% to 12.36%
2016	0.00% to 1.00%	234,265	63.59 to 27.14	16,590,872	0.32%	22.83% to 21.61%
2015	0.00% to 1.00%	259,198	51.77 to 22.31	14,987,603	0.36%	-1.63% to -2.61%
2014	0.00% to 1.00%	295,850	52.63 to 22.91	17,405,208	0.16%	0.82% to -0.19%
2013	0.00% to 1.00%	344,129	52.20 to 22.96	20,232,379	0.14%	40.91% to 39.51%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2017	0.00% to 1.00%	55,882	24.37 to 20.01	1,223,470	4.69%	6.33% to 5.28%
2016	0.00% to 1.00%	61,373	22.92 to 19.01	1,266,470	3.44%	8.65% to 7.57%
2015	0.00% to 1.00%	54,232	21.09 to 17.67	1,044,414	1.94%	-2.89% to -3.86%
2014	0.00% to 1.00%	58,597	21.72 to 18.38	1,168,785	3.15%	3.88% to 2.85%
2013	0.00% to 1.00%	76,689	20.91 to 17.87	1,472,920	2.58%	-1.12% to -2.11%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2017	0.00% to 0.80%	12,529	11.94 to 11.05	142,083	0.97%	1.58% to 0.77%
2016	0.00% to 0.80%	47,202	11.75 to 10.97	530,814	1.62%	2.49% to 1.68%
2015	0.00% to 0.80%	49,153	11.47 to 10.79	541,895	1.45%	-0.34% to -1.14%
2014	0.00% to 0.80%	51,526	11.51 to 10.91	573,245	0.95%	0.49% to -0.31%
2013	0.00% to 0.80%	52,481	11.45 to 10.94	584,007	1.47%	0.11% to -0.69%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	0.00% to 1.00%	2,100,265	34.00 to 31.18	68,357,815	0.48%	27.31% to 26.05%
2016	0.00% to 1.00%	2,278,396	26.71 to 24.74	58,514,918	0.78%	3.63% to 2.60%
2015	0.00% to 1.00%	2,025,618	25.77 to 24.11	50,524,523	0.62%	5.09% to 4.05%
2014	0.00% to 1.00%	2,236,695	24.52 to 23.17	53,332,403	0.71%	8.80% to 7.72%
2013	0.00% to 1.30%	2,458,573	22.54 to 21.21	54,111,188	0.78%	36.70% to 34.94%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2017	0.00% to 0.80%	9,211	19.09 to 17.81	167,725	1.94%	22.72% to 21.74%
2016	0.00% to 0.80%	12,087	15.56 to 14.63	180,281	2.15%	1.12% to 0.31%
2015	0.00% to 0.80%	11,997	15.39 to 14.59	177,741	2.04%	-3.90% to -4.67%
2014	0.00% to 0.80%	11,222	16.01 to 15.30	174,171	3.71%	-8.15% to -8.88%
2013	0.00% to 0.80%	10,518	17.43 to 16.79	178,960	2.50%	20.09% to 19.14%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2017	0.00% to 0.80%	23,350	36.84 to 32.76	797,191	3.06%	18.00% to 17.06%
2016	0.00% to 0.80%	24,904	31.22 to 27.99	724,027	2.66%	17.89% to 16.95%
2015	0.00% to 0.80%	32,104	26.48 to 23.93	796,114	1.53%	-6.30% to -7.05%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2014	0.00% to 0.80%	31,499	28.27 to 25.75	837,977	1.72%	9.17% to 8.30%
2013	0.00% to 0.80%	30,815	25.89 to 23.77	754,060	0.00%	35.64% to 34.56%
NVIT Real Estate Fund - Class I (NVRE1)
2017	0.00% to 1.00%	457,730	17.04 to 15.47	7,443,201	2.12%	6.50% to 5.44%
2016	0.00% to 1.00%	554,264	16.00 to 14.67	8,464,819	1.99%	7.35% to 6.28%
2015	0.00% to 1.00%	624,463	14.91 to 13.81	8,931,249	2.62%	-5.36% to -6.30%
2014	0.00% to 1.00%	716,177	15.75 to 14.73	10,879,790	3.09%	28.88% to 27.60%
2013	0.00% to 1.00%	669,846	12.22 to 11.55	7,950,686	1.43%	3.05% to 2.02%
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2017	0.50% to 0.80%	9,953	14.74 to 14.54	146,561	1.90%	17.39% to 17.04%
2016	0.50% to 0.80%	8,185	12.56 to 12.42	102,664	3.28%	10.99% to 10.65%
2015	0.50%	100	11.32	1,132	1.18%	-3.49%
2014	0.50%	627	11.72	7,351	1.84%	2.82%
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
2017	0.50%	9,568	13.7	131,104	3.86%	13.43%
2016	0.50%	898	12.08	10,847	1.48%	8.42%
2015	0.50%	878	11.14	9,782	1.90%	-2.19%
NVIT Small Cap Index Fund Class II (NVSIX2)
2017	0.50% to 0.80%	12,110	17.00 to 16.77	205,545	0.86%	13.61% to 13.27%
2016	0.50% to 0.80%	11,412	14.96 to 14.80	170,575	1.34%	20.27% to 19.91%
2015	0.50% to 0.80%	9,242	12.44 to 12.34	114,888	1.14%	-5.36% to -5.64%
2014	0.50% to 0.80%	4,685	13.15 to 13.08	61,540	0.64%	4.03% to 3.72%
2013	0.50% to 0.80%	4,191	12.64 to 12.61	52,946	1.91%	26.38% to 26.12%	****
NVIT S&P 500 Index Fund Class I (GVEX1)
2017	0.50% to 0.80%	176,586	18.00 to 17.75	3,175,911	1.83%	20.92% to 20.56%
2016	0.50% to 0.80%	189,315	14.88 to 14.72	2,815,915	2.11%	11.11% to 10.78%
2015	0.50% to 0.80%	165,957	13.39 to 13.29	2,221,989	1.84%	0.66% to 0.36%
2014	0.50% to 0.80%	164,565	13.31 to 13.24	2,189,443	3.30%	12.80% to 12.46%
2013	0.50% to 0.80%	82,752	11.80 to 11.77	976,157	2.98%	17.96% to 17.73%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2017	0.00% to 1.00%	86,654	18.60 to 12.67	1,774,339	1.44%	0.89% to -0.11%
2016	0.00% to 1.00%	86,152	18.43 to 12.68	1,779,256	0.94%	1.22% to 0.21%
2015	0.00% to 1.00%	138,717	18.21 to 12.66	2,510,683	1.48%	0.18% to -0.81%
2014	0.00% to 1.00%	151,480	18.18 to 12.76	2,776,317	1.68%	0.61% to -0.39%
2013	0.00% to 1.30%	161,759	18.07 to 19.48	2,869,961	2.13%	0.62% to -0.68%
Guardian Portfolio - I Class Shares (AMGP)
2017	0.00% to 1.00%	3,583	33.00 to 24.37	92,122	0.33%	25.41% to 24.17%
2016	0.00% to 1.00%	3,983	26.32 to 19.63	83,916	0.35%	8.73% to 7.66%
2015	0.00% to 1.00%	6,866	24.20 to 18.23	146,287	0.70%	-4.97% to -5.91%
2014	0.00% to 1.00%	7,518	25.47 to 19.38	168,168	0.43%	9.03% to 7.94%
2013	0.00% to 1.00%	10,511	23.36 to 17.95	209,332	0.80%	38.81% to 37.43%
International Portfolio - S Class Shares (AMINS)
2017	0.00%	1,208	19.69	23,784	0.67%	26.76%
2016	0.00%	1,225	15.53	19,028	0.63%	-1.82%
2015	0.00%	1,304	15.82	20,629	0.97%	1.53%
2014	0.00%	1,255	15.58	19,555	0.35%	-3.27%
2013	0.00%	1,213	16.11	19,541	1.16%	17.83%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2017	0.00% to 1.00%	136,015	12.56 to 12.29	1,694,713	0.00%	25.29% to 24.05%
2016	0.00% to 1.00%	153,458	10.02 to 9.91	1,530,812	0.00%	4.40% to 3.36%
2015	0.00% to 1.00%	180,813	9.60 to 9.59	1,734,951	0.00%	-3.97% to -4.12%	****
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2017	0.50% to 0.80%	2,541	42.10 to 40.29	105,622	0.00%	23.94% to 23.57%
2016	0.50% to 0.80%	4,197	33.97 to 32.60	141,466	0.00%	3.64% to 3.33%
2015	0.50% to 0.80%	6,188	32.77 to 31.55	201,732	0.00%	0.49% to 0.19%
2014	0.00%	530	34.57	18,324	0.00%	7.31%
2013	0.00%	537	32.22	17,301	0.00%	32.28%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2017	0.00% to 1.00%	86,533	47.46 to 23.67	3,363,800	0.61%	13.36% to 12.24%
2016	0.00% to 1.00%	80,984	41.87 to 21.09	2,862,164	0.77%	27.37% to 26.10%
2015	0.00% to 1.00%	89,883	32.87 to 16.72	2,568,815	0.78%	-11.80% to -12.68%
2014	0.00% to 1.00%	96,613	37.27 to 19.15	3,108,814	0.75%	9.85% to 8.76%
2013	0.00% to 1.00%	105,356	33.93 to 17.61	3,097,535	1.19%	31.14% to 29.83%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2017	0.00%	756	27.37	20,695	0.47%	16.35%
2016	0.00%	893	23.53	21,010	0.24%	15.98%
2015	0.00%	1,061	20.29	21,523	0.37%	-8.52%
2014	0.00%	1,220	22.18	27,054	0.68%	13.56%
2013	0.00%	1,376	19.53	26,871	0.82%	36.71%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2017	0.00% to 0.80%	21,146	37.92 to 33.72	744,844	0.51%	18.43% to 17.49%
2016	0.00% to 0.80%	23,543	32.02 to 28.70	703,447	0.70%	9.86% to 8.99%
2015	0.00% to 0.80%	25,033	29.14 to 26.33	684,088	0.55%	-0.46% to -1.26%
2014	0.00% to 0.80%	28,648	29.28 to 26.67	791,284	0.37%	10.38% to 9.50%
2013	0.00% to 0.80%	31,752	26.52 to 24.36	797,846	0.78%	37.60% to 36.51%
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
2017	0.50%	938	11.63	10,908	0.83%	10.03%
2016	0.50%	973	10.57	10,283	1.29%	5.49%
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2017	0.50%	188	12.13	2,281	1.53%	16.87%
2016	0.80%	198	10.27	2,033	1.58%	4.67%
2015	0.80%	207	9.81	2,031	1.29%	-9.94%
2014	0.80%	215	10.89	2,342	0.99%	0.38%
2013	0.80%	223	10.85	2,420	1.00%	8.54%	****
Capital Income Fund/VA - Non-Service Shares (OVMS)
2017	0.00% to 1.00%	132,312	30.71 to 15.80	5,283,507	1.97%	9.25% to 8.17%
2016	0.00% to 1.00%	145,587	28.11 to 14.60	5,351,911	2.37%	5.26% to 4.21%
2015	0.00% to 1.00%	158,605	26.71 to 14.01	5,542,256	2.24%	0.83% to -0.17%
2014	0.00% to 1.00%	183,102	26.49 to 14.04	6,081,490	2.05%	8.20% to 7.12%
2013	0.00% to 1.30%	197,883	24.48 to 33.56	6,044,426	2.38%	13.17% to 11.71%
Core Bond Fund/VA - Non-Service Shares (OVB)
2017	0.00% to 1.00%	132,233	20.13 to 13.34	3,124,196	2.42%	4.59% to 3.55%
2016	0.00% to 1.00%	146,333	19.24 to 12.88	3,274,735	3.70%	3.27% to 2.25%
2015	0.00% to 1.00%	160,710	18.63 to 12.60	3,510,320	4.04%	0.96% to -0.04%
2014	0.00% to 1.00%	168,554	18.46 to 12.60	3,674,120	4.76%	7.27% to 6.20%
2013	0.00% to 1.30%	235,134	17.21 to 21.52	4,996,487	5.06%	-0.10% to -1.39%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2017	0.00% to 1.00%	290,466	84.00 to 27.07	24,050,959	0.93%	36.66% to 35.31%
2016	0.00% to 1.00%	313,241	61.47 to 20.00	19,016,144	1.06%	0.08% to -0.91%
2015	0.00% to 1.00%	360,765	61.42 to 20.19	22,042,019	1.31%	3.94% to 2.91%
2014	0.00% to 1.00%	377,993	59.09 to 19.62	22,516,195	1.24%	2.29% to 1.27%
2013	0.00% to 1.30%	269,140	57.76 to 56.72	14,920,878	1.38%	27.31% to 25.66%
International Growth Fund/VA - Non-Service Shares (OVIG)
2017	0.50% to 0.80%	18,772	11.43 to 11.30	214,379	1.84%	25.66% to 25.29%
2016	0.50% to 0.80%	6,824	9.09 to 9.02	62,019	0.62%	-2.60% to -2.90%
2015	0.50% to 0.80%	3,100	9.34 to 9.29	28,925	1.48%	2.92% to 2.61%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2017	0.00% to 1.00%	72,191	24.57 to 20.58	1,652,637	1.21%	16.91% to 15.75%
2016	0.00% to 1.00%	80,670	21.01 to 17.78	1,580,634	1.01%	11.62% to 10.51%
2015	0.00% to 1.00%	71,846	18.83 to 16.09	1,268,544	0.92%	3.33% to 2.30%
2014	0.00% to 1.00%	85,850	18.22 to 15.73	1,463,161	0.81%	10.70% to 9.60%
2013	0.00% to 1.00%	81,288	16.46 to 14.35	1,262,553	1.10%	31.77% to 30.46%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2017	0.00% to 0.80%	26,975	50.28 to 44.72	1,269,227	0.77%	14.16% to 13.25%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.00% to 0.80%	36,886	44.05 to 39.49	1,522,817	0.56%	18.05% to 17.11%
2015	0.00% to 0.80%	44,586	37.31 to 33.72	1,564,620	0.85%	-5.90% to -6.65%
2014	0.00% to 0.80%	35,640	39.65 to 36.12	1,334,075	0.86%	11.93% to 11.04%
2013	0.00% to 0.80%	45,529	35.42 to 32.53	1,527,646	0.95%	41.01% to 39.89%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2017	0.00% to 1.00%	91,278	14.71 to 10.92	1,186,405	0.03%	28.79% to 27.51%
2016	0.00% to 1.00%	97,383	11.43 to 8.56	984,863	0.00%	2.33% to 1.32%
2015	0.00% to 1.00%	118,599	11.16 to 8.45	1,169,704	0.00%	6.61% to 5.55%
2014	0.00% to 1.00%	114,266	10.47 to 8.01	1,062,172	0.00%	5.78% to 4.73%
2013	0.00% to 1.00%	123,702	9.90 to 7.64	1,099,907	0.01%	35.98% to 34.63%
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
2017	0.00% to 0.80%	23,200	11.57 to 11.10	262,223	2.19%	6.27% to 5.43%
2016	0.00% to 0.80%	18,016	10.89 to 10.53	192,234	4.94%	6.53% to 5.69%
2015	0.00% to 0.80%	21,107	10.22 to 9.96	212,353	5.75%	-2.26% to -3.04%
2014	0.00% to 0.80%	21,671	10.45 to 10.27	224,373	4.12%	2.84% to 2.02%
2013	0.00% to 0.80%	17,746	10.17 to 10.07	179,522	4.89%	-0.13% to -0.93%
All Asset Portfolio - Administrative Class (PMVAAA)
2017	0.50% to 0.80%	41,753	12.25 to 12.05	511,377	4.70%	12.98% to 12.64%
2016	0.50% to 0.80%	38,837	10.85 to 10.70	420,886	3.00%	12.37% to 12.03%
2015	0.50% to 0.80%	21,824	9.65 to 9.55	210,416	3.46%	-9.44% to -9.71%
2014	0.50% to 0.80%	19,994	10.66 to 10.57	212,881	4.03%	-0.03% to -0.33%
2013	0.50% to 0.80%	46,752	10.66 to 10.61	498,218	4.32%	-0.23% to -0.53%
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
2017	0.50% to 0.80%	2,541	6.38 to 6.31	16,199	11.17%	1.64% to 1.34%
2016	0.50% to 0.80%	2,186	6.27 to 6.22	13,712	1.14%	14.58% to 14.24%
2015	0.50%	1,195	5.47	6,542	5.56%	-26.08%
2014	0.50% to 0.80%	599	7.41 to 7.39	4,432	0.22%	-25.94% to -26.09%	****
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2017	0.50% to 0.80%	17,035	13.11 to 12.77	223,243	1.58%	10.29% to 9.96%
2016	0.50% to 0.80%	19,555	11.89 to 11.62	232,260	1.21%	2.49% to 2.18%
2015	0.50% to 0.80%	25,040	11.60 to 11.37	290,325	1.52%	-7.55% to -7.83%
2014	0.50% to 0.80%	27,237	12.54 to 12.33	341,480	2.05%	-0.10% to -0.40%
2013	0.00% to 0.80%	43,871	12.85 to 12.38	550,855	1.79%	-6.47% to -7.22%
Low Duration Portfolio - Administrative Class (PMVLDA)
2017	0.00% to 0.80%	98,910	12.93 to 12.06	1,237,958	1.34%	1.35% to 0.54%
2016	0.00% to 0.80%	116,237	12.75 to 11.99	1,438,170	1.50%	1.41% to 0.60%
2015	0.00% to 0.80%	127,195	12.58 to 11.92	1,557,147	3.42%	0.31% to -0.49%
2014	0.00% to 0.80%	136,114	12.54 to 11.98	1,667,389	1.12%	0.85% to 0.04%
2013	0.00% to 0.80%	159,225	12.43 to 11.97	1,940,996	1.47%	-0.13% to -0.93%
Total Return Portfolio - Administrative Class (PMVTRA)
2017	0.50% to 0.80%	60,793	11.85 to 11.62	720,182	2.03%	4.40% to 4.08%
2016	0.50% to 0.80%	67,610	11.35 to 11.16	767,133	2.11%	2.17% to 1.87%
2015	0.50% to 0.80%	88,806	11.11 to 10.96	986,434	5.07%	-0.07% to -0.37%
2014	0.50% to 0.80%	86,019	11.12 to 11.00	956,030	2.10%	3.75% to 3.44%
2013	0.50% to 0.80%	116,742	10.72 to 10.63	1,250,741	2.18%	-2.45% to -2.74%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2017	0.50% to 0.80%	3,190	13.15 to 12.93	41,788	0.80%	12.55% to 12.21%
2016	0.80%	873	11.52	10,061	0.28%	3.51%
2015	0.80%	904	11.13	10,065	0.06%	-6.57%
2014	0.50% to 0.80%	1,470	12.01 to 11.92	17,567	0.04%	3.43% to 3.12%
2013	0.50% to 0.80%	1,486	11.61 to 11.56	17,204	0.08%	13.00% to 12.66%
VT Equity Income Fund: Class IB (PVEIB)
2017	0.50% to 0.80%	15,278	11.32 to 11.30	172,984	0.00%	13.25% to 13.02%	****
VT Growth Opportunities Fund: Class IB (PVGOB)
2017	0.50% to 0.80%	43,778	13.21 to 13.16	578,017	0.09%	30.25% to 29.86%
2016	0.50% to 0.80%	33,522	10.14 to 10.13	339,833	0.00%	1.38% to 1.35%	****
VT International Equity Fund: Class IB (PVTIGB)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.00% to 0.80%	11,093	26.54 to 23.60	274,628	2.24%	26.58% to 25.57%
2016	0.00% to 0.80%	9,294	20.96 to 18.79	182,336	3.30%	-2.45% to -3.23%
2015	0.00% to 0.80%	11,932	21.49 to 19.42	240,722	1.15%	0.14% to -0.66%
2014	0.00% to 0.80%	13,518	21.46 to 19.55	272,706	0.90%	-6.78% to -7.52%
2013	0.00% to 0.80%	13,833	23.02 to 21.14	301,028	1.39%	28.07% to 27.05%
Variable Fund - Multi-Hedge Strategies (RVARS)
2017	0.50% to 0.80%	13,139	10.74 to 10.59	141,056	0.00%	3.16% to 2.85%
2016	0.50% to 0.80%	4,053	10.41 to 10.30	42,171	0.11%	-0.98% to -1.27%
2015	0.50% to 0.80%	4,795	10.51 to 10.43	50,409	0.48%	1.34% to 1.04%
2014	0.50% to 0.80%	672	10.37 to 10.32	6,970	0.00%	4.14% to 3.83%
2013	0.80%	29	9.94	288	0.00%	-0.58%	****
Health Sciences Portfolio - II (TRHS2)
2017	0.00% to 0.80%	132,486	38.83 to 36.53	4,964,050	0.00%	27.31% to 26.30%
2016	0.00% to 0.80%	151,368	30.50 to 28.92	4,473,261	0.00%	-10.72% to -11.43%
2015	0.00% to 0.80%	188,201	34.17 to 32.65	6,257,127	0.00%	12.47% to 11.57%
2014	0.00% to 0.80%	184,422	30.38 to 29.27	5,479,700	0.00%	31.22% to 30.18%
2013	0.00% to 0.80%	193,626	23.15 to 22.48	4,404,362	0.00%	50.51% to 49.31%
Limited-Term Bond Portfolio - II (TRLT2)
2017	0.00%	5,664	13.15	74,462	1.23%	0.81%
2016	0.00%	4,798	13.04	62,568	1.08%	1.12%
2015	0.00%	4,821	12.9	62,169	0.92%	0.06%
2014	0.00%	2,898	12.89	37,350	1.01%	0.39%
2013	0.00%	2,608	12.84	33,480	1.36%	-0.12%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2017	0.00% to 1.00%	42,277	24.66 to 19.15	1,047,647	2.32%	12.24% to 11.13%
2016	0.00% to 1.00%	46,834	21.97 to 17.23	1,042,933	0.00%	6.42% to 5.37%
2015	0.00% to 1.00%	49,553	20.65 to 16.35	1,042,936	6.78%	-13.09% to -13.95%
2014	0.00% to 1.00%	58,400	23.76 to 19.01	1,403,775	4.92%	2.18% to 1.17%
2013	0.00% to 1.30%	61,223	23.25 to 25.42	1,451,379	2.33%	-9.17% to -10.34%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2017	0.00% to 1.00%	121,240	42.68 to 40.41	4,673,218	0.47%	51.03% to 49.54%
2016	0.00% to 1.00%	142,846	28.26 to 27.03	3,662,307	0.47%	0.10% to -0.89%
2015	0.00% to 1.00%	156,813	28.23 to 27.27	4,035,452	0.58%	-13.99% to -14.85%
2014	0.00% to 1.00%	194,813	32.82 to 32.02	5,908,083	0.51%	-0.41% to -1.41%
2013	0.00% to 1.00%	211,949	32.96 to 32.48	6,487,105	1.56%	12.02% to 10.91%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2017	0.00% to 1.00%	89,572	31.48 to 29.50	3,551,521	0.00%	-1.70% to -2.67%
2016	0.00% to 1.00%	109,288	32.03 to 30.31	4,362,160	0.38%	43.71% to 42.28%
2015	0.00% to 1.00%	112,466	22.28 to 21.31	3,199,985	0.03%	-33.45% to -34.11%
2014	0.00% to 1.00%	132,220	33.48 to 32.33	5,556,662	0.09%	-19.10% to -19.91%
2013	0.00% to 1.30%	145,762	41.39 to 54.72	7,629,688	0.71%	10.53% to 9.11%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2017	0.00% to 0.80%	94,497	18.00 to 16.80	1,627,345	1.49%	18.27% to 17.33%
2016	0.00% to 0.80%	121,332	15.22 to 14.32	1,776,643	0.58%	-2.57% to -3.34%
2015	0.00% to 0.80%	141,615	15.62 to 14.81	2,140,775	0.37%	-8.35% to -9.08%
2014	0.00% to 0.80%	164,816	17.05 to 16.29	2,730,998	0.50%	-5.26% to -6.02%
2013	0.00% to 0.80%	172,375	17.99 to 17.34	3,030,516	1.27%	25.13% to 24.13%
Variable Insurance Portfolios - High Income (WRHIP)
2017	0.50% to 0.80%	45,132	13.84 to 13.61	623,617	5.12%	6.15% to 5.83%
2016	0.50% to 0.80%	57,879	13.04 to 12.86	753,710	6.45%	15.61% to 15.26%
2015	0.50% to 0.80%	53,801	11.28 to 11.15	606,128	8.06%	-6.97% to -7.25%
2014	0.50% to 0.80%	59,739	12.12 to 12.03	723,618	4.18%	1.40% to 1.09%
2013	0.50% to 0.80%	88,301	11.96 to 11.90	1,055,212	4.88%	9.95% to 9.62%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2017	0.50% to 0.80%	23,964	17.56 to 17.26	420,337	0.00%	26.26% to 25.89%
2016	0.50% to 0.80%	24,509	13.90 to 13.71	340,508	0.00%	5.59% to 5.27%
2015	0.50% to 0.80%	22,753	13.17 to 13.02	299,417	0.00%	-6.25% to -6.53%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2014	0.50% to 0.80%	24,481	14.05 to 13.93	343,668	0.00%	7.33% to 7.01%
2013	0.50% to 0.80%	27,179	13.09 to 13.02	355,591	0.00%	29.29% to 28.90%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2017	0.00% to 1.00%	13,560	71.88 to 43.81	674,086	0.00%	29.13% to 27.85%
2016	0.00% to 1.00%	18,245	55.67 to 34.27	686,884	0.00%	7.65% to 6.58%
2015	0.00% to 1.00%	20,962	51.71 to 32.15	743,396	0.00%	-1.46% to -2.44%
2014	0.00% to 1.00%	22,700	52.48 to 32.96	819,752	0.00%	0.36% to -0.64%
2013	0.00% to 1.30%	23,406	52.29 to 68.43	850,864	0.01%	43.80% to 41.94%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2017	0.00% to 1.00%	40,924	73.44 to 28.23	1,414,411	0.65%	20.44% to 19.24%
2016	0.00% to 1.00%	45,057	60.97 to 23.67	1,407,034	2.03%	12.23% to 11.12%
2015	0.00% to 1.00%	49,909	54.33 to 21.31	1,439,222	0.13%	-3.08% to -4.05%
2014	0.00% to 1.00%	52,232	56.06 to 22.20	1,572,778	0.06%	10.42% to 9.33%
2013	0.00% to 1.30%	54,766	50.77 to 79.68	1,526,748	0.19%	30.68% to 28.99%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2017	0.00% to 0.80%	10,835	33.44 to 31.20	345,820	0.00%	25.86% to 24.86%
2016	0.00% to 0.80%	13,108	26.57 to 24.99	334,640	0.00%	7.75% to 6.89%
2015	0.00% to 0.80%	17,346	24.66 to 23.38	413,663	0.00%	-2.88% to -3.66%
2014	0.00% to 0.80%	14,713	25.39 to 24.26	362,827	0.00%	-1.88% to -2.66%
2013	0.00% to 0.80%	23,802	25.87 to 24.93	601,046	0.00%	50.23% to 49.03%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.00% to 0.80%	463,067	20.71 to 19.32	9,163,090	1.38%	27.34% to 26.32%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.00% to 0.80%	57,765	19.12 to 17.84	1,058,279	1.94%	-0.97% to -1.76%
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)
2016	0.00% to 0.80%	3,854	26.14 to 23.44	93,297	1.79%	15.02% to 14.10%
2015	0.00% to 0.80%	4,323	22.73 to 20.54	91,976	2.83%	-7.53% to -8.26%
2014	0.00% to 0.80%	9,900	24.58 to 22.39	229,158	1.13%	10.73% to 9.85%
2013	0.00% to 0.80%	6,448	22.20 to 20.38	135,373	2.08%	35.68% to 34.60%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.00% to 0.80%	86,109	18.24 to 17.02	1,504,058	2.22%	22.98% to 22.00%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.00% to 0.80%	118,045	20.70 to 19.31	2,345,962	4.53%	1.64% to 0.83%
VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015	0.00% to 0.80%	23,414	25.36 to 22.91	556,522	1.09%	-6.11% to -6.86%
2014	0.00% to 0.80%	18,772	27.01 to 24.60	477,813	0.80%	9.72% to 8.85%
2013	0.00% to 0.80%	22,000	24.62 to 22.60	512,604	0.77%	43.72% to 42.58%
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)
2014	0.00% to 0.80%	9,468	26.83 to 24.44	239,960	0.51%	11.45% to 10.56%
2013	0.00% to 0.80%	9,467	24.07 to 22.11	216,129	0.67%	30.29% to 29.25%
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)
2014	0.00% to 0.80%	243,155	15.51 to 14.59	3,617,131	5.90%	1.18% to 0.37%
2013	0.00% to 0.80%	247,587	15.33 to 14.54	3,658,147	5.83%	5.97% to 5.12%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.00% to 0.80%	81,707	18.20 to 16.98	1,433,242	6.11%	6.94% to 6.09%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.00% to 0.80%	129,754	19.48 to 18.18	2,429,549	1.16%	0.75% to -0.05%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.00% to 0.80%	402,159	9.96 to 9.51	3,890,329	0.53%	17.81% to 16.87%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.00% to 0.80%	261,702	16.56 to 15.32	4,132,661	1.25%	-8.18% to -8.91%
2013	0.00% to 0.80%	279,237	18.03 to 16.82	4,824,703	1.32%	30.30% to 29.26%
NVIT International Index Fund - Class VI (obsolete) (GVIX6)
2013	0.00% to 0.80%	44,038	11.84 to 11.14	507,810	2.52%	21.27% to 20.31%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.00% to 1.00%	385,573	12.17 to 18.81	4,615,236	1.24%	21.34% to 20.13%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2013	0.00% to 0.80%	40,107	12.78 to 11.92	493,515	2.31%	21.42% to 20.45%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.00% to 1.00%	415,809	25.81 to 10.61	13,602,712	0.35%	4.67% to 3.63%
2014	0.00% to 1.00%	455,264	24.66 to 10.23	14,270,705	0.35%	11.33% to 10.22%
2013	0.00% to 1.30%	499,743	22.15 to 27.51	14,068,259	0.67%	29.74% to 28.06%
VP International Fund - Class III (obsolete) (ACVI3)
2014	0.00%	9,678	17.76	171,887	1.62%	-5.51%
2013	0.00%	10,941	18.8	205,643	1.61%	22.41%
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)
2013	0.00%	2,561	18.87	48,332	0.00%	30.17%
Balanced Portfolio - I Class Shares (obsolete) (AMBP)
2014	0.50% to 0.80%	1,940	16.70 to 35.32	38,334	0.00%	3.66% to 3.35%
2013	0.50% to 0.80%	1,813	16.11 to 34.17	38,850	0.00%	17.89% to 17.54%
Growth Portfolio - I Class Shares (obsolete) (AMTG)
2014	0.00% to 1.00%	111,026	34.82 to 11.05	1,914,576	0.00%	6.89% to 5.83%
2013	0.00% to 1.30%	126,682	32.57 to 46.36	2,048,059	0.00%	31.85% to 30.15%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.00% to 0.80%	9,562	22.17 to 20.19	199,687	0.00%	3.47% to 2.65%
2013	0.00% to 0.80%	9,188	21.43 to 19.67	187,124	0.00%	45.83% to 44.67%

		2017 Contract Owners’ Equity:			$	648,235,195
		2016 Contract Owners’ Equity:			$	586,988,224
		2015 Contract Owners’ Equity:			$	600,557,383
		2014 Contract Owners’ Equity:			$	659,613,121
		2013 Contract Owners’ Equity:			$	677,429,029

*

This represents the range of annual policy expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single policy expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****

Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.